UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22480

Adviser Managed Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

CT Corporation

155 Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: July 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

April 30, 2016

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.8%

Australia — 1.4%
AGL Energy	6,553	$91
Alumina	22,542	26
Amcor	11,112	131
AMP	28,420	128
APA Group	10,962	73
Aristocrat Leisure	4,710	36
Asciano	5,514	37
ASX	2,001	67
Aurizon Holdings	21,563	70
AusNet Services	15,258	18
Australia & New Zealand Banking Group	27,253	505
Bank of Queensland	3,268	28
Bendigo & Adelaide Bank	3,972	28
BHP Billiton	30,150	476
Boral	6,467	32
Brambles	15,108	144
Caltex Australia	2,662	66
Challenger	4,963	34
CIMIC Group	883	24
Coca-Cola Amatil	4,981	33
Cochlear	497	41
Commonwealth Bank of Australia	16,235	915
Computershare	4,080	31
Crown Resorts	3,167	29
CSL	4,373	351
Dexus Property Group‡	10,062	65
DUET Group	20,188	35
Flight Centre Travel Group	482	14
Fortescue Metals Group	13,540	35
Goodman Group‡	17,225	91
GPT Group‡	17,719	68
Harvey Norman Holdings	4,833	16
Healthscope	15,090	31
Iluka Resources	3,641	18
Incitec Pivot	14,673	36
Insurance Australia Group	23,550	104
Lend Lease Group	4,802	47
Macquarie Group	2,927	142
Medibank	28,468	68
Mirvac Group‡	38,761	55
National Australia Bank	25,090	521
Newcrest Mining*	7,416	107
Nordic American Offshore	634	4
Oil Search	13,514	72
Orica	3,219	38
Origin Energy	17,330	73
Platinum Asset Management	2,041	9
Qantas Airways*	4,484	11
QBE Insurance Group	13,216	112
Ramsay Health Care	1,398	69
REA Group	458	18

Description	Shares	Market Value ($ Thousands)
Rio Tinto	4,052	$159
Santos	14,586	53
Scentre Group‡	50,639	181
Seek	2,846	36
Sonic Healthcare	4,094	61
South32*	54,923	70
Stockland‡	23,306	78
Suncorp Group	12,391	118
Sydney Airport	11,456	60
Tabcorp Holdings	7,231	24
Tatts Group	12,737	37
Teekay Tankers, Cl A	3,185	13
Telstra	40,781	167
TPG Telecom	2,575	21
Transurban Group	19,320	171
Treasury Wine Estates	6,420	46
Tronox, Cl A	2,130	15
Vicinity Centres‡	32,888	83
Vocus Communications	3,930	26
Wesfarmers	10,600	346
Westfield‡	18,863	145
Westpac Banking	31,642	750
Woodside Petroleum	7,093	153
Woolworths	12,062	203

		8,289

Austria — 0.0%
ANDRITZ	678	38
Erste Group Bank	2,848	82
OMV	1,281	38
Raiffeisen Bank International*	1,019	16
voestalpine	989	36

		210

Belgium — 0.3%
Ageas	2,047	80
Anheuser-Busch InBev	7,643	946
Colruyt	613	35
Delhaize Group	1,036	109
Groupe Bruxelles Lambert	702	62
KBC Groep*	2,478	139
Proximus	1,323	45
Solvay	757	77
Telenet Group Holding*	459	23
UCB	1,268	95
Umicore	828	41

		1,652

Brazil — 0.4%
Ambev	73,291	408
B2W Cia Digital*	2,800	11
Banco Bradesco	13,310	109
Banco do Brasil	13,800	87

Adviser Managed Trust / Quarterly Report / April 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Banco Santander Brasil	6,000	$32
BB Seguridade Participacoes	11,200	97
BM&FBovespa - Bolsa de Valores Mercadorias e Futuros	27,400	136
BR Malls Participacoes*	6,300	31
BRF	10,400	148
CCR	12,600	59
CETIP - Mercados Organizados	3,200	39
Cia de Saneamento Basico do Estado de Sao Paulo*	4,900	37
Cia Siderurgica Nacional*	8,900	34
Cielo	16,100	156
Cosan Industria e Comercio	1,700	16
CPFL Energia	2,800	16
Duratex*	4,500	10
EDP - Energias do Brasil	3,400	13
Embraer*	10,900	63
Equatorial Energia	2,600	32
Estacio Participacoes	4,100	14
Fibria Celulose	3,600	32
Hypermarcas	5,000	44
JBS	10,200	27
Klabin	7,900	40
Kroton Educacional	22,400	83
Localiza Rent a Car	2,100	20
Lojas Americanas	4,100	13
Lojas Renner	9,200	55
M Dias Branco*	500	11
Multiplan Empreendimentos Imobiliarios	1,100	19
Natura Cosmeticos	2,500	19
Odontoprev	3,800	12
Petroleo Brasileiro*	47,000	181
Porto Seguro	1,600	13
Qualicorp	3,100	13
Raia Drogasil*	3,100	50
Sul America	2,500	12
Tim Participacoes	12,100	27
TOTVS	1,800	15
Tractebel Energia	2,300	25
Transmissora Alianca de Energia Eletrica	2,100	12
Ultrapar Participacoes	5,800	122
Vale*	20,500	118
WEG	8,100	36

		2,547

Canada — 0.1%
Atlantic Power	4,084	11
IMAX*	2,085	67
Lions Gate Entertainment	1,500	33
Masonite International*	1,040	70
MDC Partners, Cl A	1,455	30
Tahoe Resources	3,700	52

Description	Shares	Market Value ($ Thousands)
Teekay	800	$9
Thomson Reuters	5,600	230

		502

Chile — 0.1%
AES Gener	36,100	18
Aguas Andinas, Cl A	110,966	64
Banco de Chile	344,000	38
Banco de Credito e Inversiones	500	22
Banco Santander Chile	944,000	45
Cencosud	18,200	49
Cia Cervecerias Unidas	2,631	30
Colbun	112,900	30
Empresa Nacional de Electricidad	47,000	43
Empresa Nacional de Telecomunicaciones	2,404	21
Empresas CMPC	17,900	40
Empresas COPEC	6,500	65
Endesa	47,000	22
Enersis	281,100	48
Enersis Chile	281,100	34
Itau CorpBanca	2,192,200	20
Latam Airlines Group*	4,300	31
SACI Falabella	7,000	54
SONDA	6,900	14

		688

China — 1.4%
AAC Technologies Holdings	12,000	83
Agricultural Bank of China, Cl H	365,000	132
Air China, Cl H	26,000	20
Aluminum Corp of China, Cl H*	56,000	19
Anhui Conch Cement, Cl H	17,500	46
ANTA Sports Products	14,000	36
AviChina Industry & Technology, Cl H	32,000	22
Baidu ADR*	2,100	408
Bank of China, Cl H	1,231,000	503
Bank of Communications, Cl H	141,000	89
Beijing Capital International Airport, Cl H	22,000	24
Byd, Cl H*	9,000	53
CGN Power, Cl H (A)	127,000	41
China Cinda Asset Management, Cl H	125,000	41
China CITIC Bank, Cl H	132,000	83
China Coal Energy, Cl H*	38,000	18
China Communications Construction, Cl H	71,000	86
China Communications Services, Cl H	34,000	16
China Construction Bank, Cl H	1,300,000	836
China COSCO Holdings, Cl H*	37,000	15
China Everbright Bank, Cl H	49,000	22
China Galaxy Securities, Cl H	47,500	42
China Longyuan Power Group, Cl H	45,000	31
China Merchants Bank, Cl H	72,500	159
China National Building Material, Cl H	42,000	22
China Oilfield Services, Cl H	26,000	23

2	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
China Pacific Insurance Group, Cl H	41,600	$147
China Petroleum & Chemical, Cl H	398,000	284
China Railway Construction, Cl H	28,000	36
China Railway Group, Cl H	57,000	45
China Shipping Container Lines, Cl H*	54,000	12
China Telecom, Cl H	220,000	110
China Vanke, Cl H	18,800	47
Chongqing Changan Automobile, Cl B	12,300	21
Chongqing Rural Commercial Bank, Cl H	36,000	19
CITIC Securities, Cl H	35,000	77
Country Garden Holdings	81,000	32
CRRC	63,000	62
Datang International Power Generation, Cl H	40,000	11
ENN Energy Holdings	12,000	59
Evergrande Real Estate Group	60,000	45
Fosun International	31,000	43
Great Wall Motor, Cl H	44,500	34
Guangzhou R&F Properties	14,400	20
Huadian Power International, Cl H	24,000	12
Huaneng Power International, Cl H	70,000	50
Industrial & Commercial Bank of China, Cl H	1,142,000	620
Jiangsu Expressway, Cl H	18,000	24
Jiangxi Copper, Cl H	19,000	23
Kingsoft	12,000	28
NetEase ADR	600	84
New Oriental Education & Technology Group ADR*	1,000	39
PetroChina, Cl H	330,000	243
PICC Property & Casualty, Cl H	62,000	114
Ping An Insurance Group of China, Cl H	81,000	383
Qihoo 360 Technology ADR*	700	53
Qunar Cayman Islands ADR*	400	16
Semiconductor Manufacturing International*	391,000	32
Shandong Weigao Group Medical Polymer, Cl H	28,000	17
Shanghai Electric Group, Cl H*	40,000	17
Shanghai Fosun Pharmaceutical Group, Cl H	6,000	16
Shanghai Pharmaceuticals Holding, Cl H	9,900	21
Shenzhou International Group Holdings	8,000	41
Shimao Property Holdings	20,000	28
Sino-Ocean Land Holdings	48,500	22
Sinopec Engineering Group, Cl H	17,500	16
Sinopec Shanghai Petrochemical, Cl H	50,000	25
Sinopharm Group, Cl H	19,200	82
Sinotrans, Cl H	26,000	12
SOHO China*	30,000	15
SouFun Holdings ADR*	1,800	10
Sun Art Retail Group	34,000	26

Description	Shares	Market Value ($ Thousands)
Tencent Holdings	74,700	$1,530
Tingyi Cayman Islands Holding	28,000	33
Travelsky Technology, Cl H	13,000	24
Tsingtao Brewery, Cl H	6,000	23
Vipshop Holdings ADR*	2,900	40
Want Want China Holdings	94,000	73
Weichai Power, Cl H	14,000	17
Yanzhou Coal Mining, Cl H	26,000	15
YY ADR*	200	13
Zhuzhou CSR Times Electric, Cl H	9,000	51
Zijin Mining Group, Cl H*	82,000	27
ZTE, Cl H	10,800	17

		7,906

Colombia — 0.0%
Cementos Argos	5,800	23
Ecopetrol*	70,600	35
Financiera Colombiana	1,216	16
Grupo Argos	4,200	28
Grupo de Inversiones Suramericana	3,400	46
Interconexion Electrica ESP*	5,500	17

		165

Czech Republic — 0.0%
Central European Media Enterprises, Cl A*	2,468	7
CEZ	3,320	65
Komercni banka	303	62

		134

Denmark — 0.4%
AP Moeller - Maersk, Cl A	33	45
AP Moeller - Maersk, Cl B	67	94
Carlsberg, Cl B	1,037	101
Chr Hansen Holding	860	54
Coloplast, Cl B	1,087	82
Danske Bank	6,711	190
DSV	1,674	70
Genmab*	466	69
ISS	1,292	49
Novo Nordisk, Cl B	18,639	1,041
Novozymes, Cl B	2,260	108
Pandora	1,054	137
TDC*	7,100	36
Tryg	1,007	19
Vestas Wind Systems	2,141	153
William Demant Holding*	213	22

		2,270

Finland — 0.2%
Elisa	1,492	56
Fortum	4,602	69
Kone, Cl B	3,303	151
Metso	981	23
Neste	1,115	36

Adviser Managed Trust / Quarterly Report / April 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Nokia	55,462	$327
Nokian Renkaat	996	37
Orion, Cl B	889	31
Sampo, Cl A	4,343	190
Stora Enso, Cl R	5,870	51
UPM-Kymmene	5,372	103
Wartsila	1,523	65

		1,139

France — 1.9%
Accor	2,127	94
Aeroports de Paris	258	32
Air Liquide	3,234	367
Alstom*	1,334	34
Arkema	582	46
Atos	898	80
AXA	18,944	478
BNP Paribas	10,119	536
Bollore	7,548	30
Bouygues	2,084	70
Bureau Veritas	2,753	65
Capital Gemini	1,563	146
Carrefour	5,288	150
Casino Guichard Perrachon	492	29
Christian Dior	528	93
Cie de Saint-Gobain	4,520	207
Cie Generale des Etablissements Michelin	1,772	185
CNP Assurances	1,493	25
Credit Agricole	10,173	113
Danone	5,537	388
Dassault Systemes	1,242	97
Edenred	1,807	36
Electricite de France	2,103	30
Engie	13,838	228
Essilor International	1,941	251
Eurazeo	347	24
Eutelsat Communications	1,480	46
Fonciere Des Regions‡	261	25
Gecina‡	302	44
Groupe Eurotunnel	4,914	63
Hermes International	266	95
ICADE‡	289	23
Iliad	277	61
Imerys	313	23
Ingenico Group	571	67
JCDecaux	646	29
Kering	727	125
Klepierre‡	2,128	100
Lagardere	1,026	27
Legrand	2,550	145
L’Oreal	2,423	440
LVMH Moet Hennessy Louis Vuitton	2,689	447

Description	Shares	Market Value ($ Thousands)
Natixis	8,162	$45
Numericable*	953	31
Orange	18,704	310
Pernod Ricard	2,009	217
Peugeot*	4,563	73
Publicis Groupe	1,812	134
Remy Cointreau	212	18
Renault	1,827	176
Rexel	2,625	40
Safran	2,965	204
Sanofi	11,168	922
Schneider Electric	5,253	342
SCOR	1,607	55
Societe BIC	251	36
Societe Generale	6,850	269
Sodexo	913	92
Suez Environnement	2,596	48
Technip	1,093	64
Thales	1,064	92
TOTAL	20,857	1,049
Unibail-Rodamco‡	931	250
Valeo	765	121
Veolia Environnement	4,346	107
Vinci	4,515	337
Vivendi	10,995	211
Wendel	250	29
Zodiac Aerospace	1,762	41

		10,907

Germany — 1.7%
adidas	1,979	255
Affimed*	512	2
Allianz	4,351	739
Axel Springer	387	22
BASF	8,751	723
Bayer	7,861	907
Bayerische Motoren Werke	3,123	288
Beiersdorf	982	88
Brenntag	1,503	88
Commerzbank	10,316	96
Continental	1,041	229
Daimler	9,176	638
Deutsche Bank*	13,051	246
Deutsche Boerse	1,842	151
Deutsche Lufthansa	2,020	31
Deutsche Post	9,148	269
Deutsche Telekom	31,145	545
Deutsche Wohnen	3,265	100
E.ON	19,008	196
Evonik Industries	1,216	39
Fraport Frankfurt Airport Services Worldwide	362	22

4	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Fresenius & KGaA	3,601	$262
Fresenius Medical Care & KGaA	2,077	180
GEA Group	1,783	83
Hannover Rueck	619	71
HeidelbergCement	1,355	120
Henkel & KGaA	1,006	102
HUGO BOSS	582	37
Infineon Technologies	10,774	153
K+S	1,665	42
LANXESS	1,025	54
Linde	1,754	268
MAN	307	33
Merck KGaA	1,247	117
METRO	1,949	62
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	1,570	291
OSRAM Licht	774	40
ProSiebenSat.1 Media	2,110	108
RWE*	5,035	75
SAP	9,359	732
Siemens	7,546	788
Symrise	1,249	83
Telefonica Deutschland Holding	6,467	33
ThyssenKrupp	3,713	86
TUI	5,108	74
United Internet	1,338	65
Volkswagen	388	62
Vonovia	4,443	150
Zalando*, (A)	751	25

		9,870

Greece — 0.0%
Alpha Bank AE*	19,800	43
Eurobank Ergasias*	26,600	23
Hellenic Telecommunications Organization	3,500	34
JUMBO*	2,008	26
National Bank of Greece*	78,600	24
OPAP	3,200	24
Piraeus Bank*	93,700	28
Titan Cement	700	16

		218

Hong Kong — 1.4%
AIA Group	115,200	694
Alibaba Health Information Technology*	34,000	23
Alibaba Pictures Group*	140,000	33
ASM Pacific Technology	2,100	15
Bank of East Asia	12,800	47
Beijing Enterprises Holdings	7,500	39
Beijing Enterprises Water Group	62,000	37
Belle International Holdings	66,000	41
BOC Hong Kong Holdings	35,500	106
Brilliance China Automotive Holdings	44,000	44

Description	Shares	Market Value ($ Thousands)
CAR*	12,000	$14
Cathay Pacific Airways	10,000	16
Cheung Kong Infrastructure Holdings	6,000	57
Cheung Kong Property Holdings	25,500	175
China Conch Venture Holdings	19,000	39
China Everbright	14,000	28
China Everbright International	35,000	39
China Gas Holdings	24,000	35
China Huishan Dairy Holdings	173,000	65
China International Marine Containers Group, Cl H	7,400	12
China Life Insurance, Cl H	116,000	270
China Medical System Holdings	20,000	26
China Mengniu Dairy	45,000	76
China Merchants Holdings International	20,000	60
China Minsheng Banking, Cl H	95,000	90
China Mobile	95,000	1,089
China Overseas Land & Investment	62,000	198
China Power International Development	47,000	20
China Resources Enterprise*	22,000	48
China Resources Gas Group	12,000	34
China Resources Land	44,000	109
China Resources Power Holdings	28,000	47
China Shenhua Energy, Cl H	54,500	92
China Southern Airlines, Cl H	26,000	16
China State Construction International Holdings	26,000	41
China Taiping Insurance Holdings*	23,200	48
China Unicom	96,000	113
CITIC	70,000	103
CK Hutchison Holdings	25,500	306
CLP Holdings	18,000	166
CNOOC	278,000	346
COSCO Pacific	26,000	28
CSPC Pharmaceutical Group	60,000	53
Dalian Wanda Commercial Properties, Cl H (A) (B)	8,400	55
Dongfeng Motor Group, Cl H	38,000	42
Far East Horizon	25,000	20
First Pacific	20,000	13
Franshion Properties China	54,000	16
Galaxy Entertainment Group*	22,000	74
GCL-Poly Energy Holdings*	186,000	28
Geely Automobile Holdings	75,000	37
Genting Singapore	53,000	32
GF Securities, Cl H	19,400	44
GOME Electrical Appliances Holding	170,000	22
Guangdong Investment	40,000	57
Guangzhou Automobile Group, Cl H	32,000	37
Haier Electronics Group	18,000	30
Haitian International Holdings	9,000	15
Haitong Securities, Cl H	52,000	86

Adviser Managed Trust / Quarterly Report / April 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Hang Lung Properties	20,000	$40
Hang Seng Bank	7,300	133
Henderson Land Development	11,000	69
Hengan International Group	12,500	112
HK Electric Investments & HK Electric Investments (A)	23,000	21
HKT Trust & HKT	23,000	33
Hong Kong & China Gas	67,000	125
Hong Kong Exchanges and Clearing	10,800	273
Huaneng Renewables, Cl H	56,000	17
Huatai Securities, Cl H (A)	20,800	44
Hysan Development	6,000	27
Kerry Properties	5,500	15
Kunlun Energy	46,000	40
Lenovo Group	116,000	92
Li & Fung	52,000	32
Link‡	21,500	131
Longfor Properties	21,000	30
Luye Pharma Group*	19,000	13
Melco Crown Entertainment ADR*	827	12
MGM China Holdings	8,400	12
MTR	14,500	72
New China Life Insurance, Cl H	11,100	36
New World Development	54,000	54
Nine Dragons Paper Holdings	23,000	17
Noble Group*	41,000	14
NWS Holdings	13,000	20
PCCW	36,000	24
People’s Insurance Group of China, Cl H	94,000	38
Power Assets Holdings	13,500	129
Shanghai Industrial Holdings	7,000	16
Shangri-La Asia	10,000	12
Shui On Land	51,500	13
Sino Biopharmaceutical	64,000	46
Sino Land	30,000	47
SJM Holdings	17,000	11
Sun Hung Kai Properties	17,000	215
Sunac China Holdings	26,000	17
Swire Pacific, Cl A	6,000	65
Swire Properties	10,200	27
Techtronic Industries	14,500	54
WH Group (A)	62,500	51
Wharf Holdings	13,000	71
Wheelock	8,000	37
Wynn Macau*	13,600	19
Yue Yuen Industrial Holdings	6,500	24
Yuexiu Property	98,000	14
Zhejiang Expressway, Cl H	20,000	20

		7,980

Hungary — 0.0%
MOL Hungarian Oil & Gas	500	31

Description	Shares	Market Value ($ Thousands)
OTP Bank	3,975	$105
Richter Gedeon	3,160	63

		199

India — 0.4%
Dr Reddy’s Laboratories ADR	4,000	182
ICICI Bank ADR	30,000	212
Infosys ADR	30,000	564
Reliance Industries GDR (A)	12,000	355
Tata Motors ADR*	10,100	307
Wipro ADR	30,000	364

		1,984

Indonesia — 0.3%
Adaro Energy	206,000	11
AKR Corporindo	25,500	13
Astra International	289,500	148
Bank Central Asia	176,500	175
Bank Danamon Indonesia	48,000	12
Bank Mandiri Persero	133,500	98
Bank Negara Indonesia Persero	107,000	37
Bank Rakyat Indonesia Persero	159,000	125
Bumi Serpong Damai	150,000	21
Charoen Pokphand	129,500	36
Global Indemnity, Cl A*	278	9
Gudang Garam	7,000	37
Hanjaya Mandala Sampoerna	5,500	42
Indocement Tunggal Prakarsa	21,000	31
Indofood CBP Sukses Makmur	21,500	25
Indofood Sukses Makmur	80,500	44
Jasa Marga Persero	44,000	18
Kalbe Farma	390,000	41
Lippo Karawaci	353,500	27
Matahari Department Store	33,500	48
Media Nusantara Citra	71,500	13
Perusahaan Gas Negara Persero	156,000	31
Semen Indonesia Persero	42,500	32
Summarecon Agung	144,500	17
Surya Citra Media	83,500	20
Telekomunikasi Indonesia Persero	721,500	194
Tower Bersama Infrastructure*	52,000	23
Unilever Indonesia	26,000	84
United Tractors	24,000	27
XL Axiata*	69,000	18

		1,457

Ireland — 0.7%
Accenture, Cl A	10,500	1,186
Alkermes*	2,400	95
Ardmore Shipping	601	5
Bank of Ireland*	280,574	85
CRH	7,976	232
Eaton	7,900	500

6	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Endo International*	3,700	$100
Experian	9,216	169
Fleetmatics Group*	1,280	46
Ingersoll-Rand	4,300	282
Jazz Pharmaceuticals*	1,000	151
Kerry Group, Cl A	1,561	139
Mallinckrodt*	1,900	119
Paddy Power Betfair	812	109
Pentair	3,100	180
Perrigo	2,400	232
Prothena*	1,131	49
Ryanair Holdings ADR*	270	22
Tyco International	7,200	277
Weatherford International*	14,500	118

		4,096

Israel — 0.1%
Azrieli Group	316	13
Bank Hapoalim	9,238	48
Bank Leumi Le-Israel*	12,177	45
Bezeq The Israeli Telecommunication	16,801	36
Check Point Software Technologies*	713	59
Delek Group	42	7
Israel Chemicals	4,436	22
Mizrahi Tefahot Bank	1,210	14
NICE-Systems	500	32
Stratasys*	1,706	42
Teva Pharmaceutical Industries	8,494	478
Wix.com*	627	15

		811

Italy — 0.4%
Assicurazioni Generali	11,123	170
Atlantia	3,982	111
Banco Popolare	3,150	22
CNH Industrial	8,251	63
Enel	71,810	326
Eni	23,912	389
EXOR	964	36
Ferrari	1,096	49
Fiat Chrysler Automobiles*	8,879	71
Finmeccanica*	3,520	45
Intesa Sanpaolo	127,490	352
Luxottica Group	1,645	90
Mediobanca	4,903	40
Prysmian	1,696	40
Saipem*	52,965	25
Snam	20,163	123
Telecom Italia*	163,044	149
Terna Rete Elettrica Nazionale	14,704	83
UniCredit	45,440	176
Unione di Banche Italiane	7,843	33

Description	Shares	Market Value ($ Thousands)
UnipolSai	9,673	$23

		2,416

Japan — 4.5%
ABC-Mart	200	13
Acom*	3,500	19
Aeon	6,400	98
AEON Financial Service	900	21
Aeon Mall	1,000	14
Air Water	2,000	31
Aisin Seiki	1,700	69
Ajinomoto	5,400	129
Alfresa Holdings	1,500	30
Alps Electric	1,600	30
Amada Holdings	3,000	31
ANA Holdings	10,000	29
Aozora Bank	10,000	37
Asahi Glass	10,000	61
Asahi Group Holdings	3,700	121
Asahi Kasei	12,000	85
Asics	1,400	29
Astellas Pharma	19,900	278
Bandai Namco Holdings	1,500	33
Bank of Kyoto	3,000	21
Benesse Holdings	600	17
Bridgestone	6,200	238
Brother Industries	2,100	25
Calbee	600	24
Canon*	10,100	294
Casio Computer	1,800	36
Central Japan Railway	1,400	254
Chiba Bank	6,000	32
Chubu Electric Power	6,300	85
Chugai Pharmaceutical	2,200	77
Chugoku Bank	1,400	15
Chugoku Electric Power	2,600	35
Citizen Holdings	2,300	13
Concordia Financial Group	12,000	57
Credit Saison	1,300	25
Dai Nippon Printing	5,000	49
Daicel	2,500	32
Daihatsu Motor	1,700	24
Dai-ichi Life Insurance	10,300	132
Daiichi Sankyo	6,100	148
Daikin Industries	2,200	183
Daito Trust Construction	700	101
Daiwa House Industry	5,700	158
Daiwa Securities Group	16,000	97
Denso	4,600	183
Dentsu	2,100	111
Don Quijote Holdings	1,000	37
East Japan Railway	3,200	294

Adviser Managed Trust / Quarterly Report / April 30, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Eisai	2,400	$153
Electric Power Development	1,300	40
FamilyMart	500	27
FANUC	1,900	293
Fast Retailing	500	136
Fuji Electric	5,000	22
Fuji Heavy Industries	5,600	194
FUJIFILM Holdings	4,400	188
Fujitsu	18,000	66
Fukuoka Financial Group	7,000	25
GungHo Online Entertainment*	3,700	10
Gunma Bank	3,000	12
Hachijuni Bank	3,600	16
Hakuhodo DY Holdings	2,000	24
Hamamatsu Photonics	1,200	35
Hankyu Hanshin Holdings	12,000	78
Hikari Tsushin	200	15
Hino Motors	2,200	22
Hirose Electric	300	38
Hiroshima Bank	4,000	15
Hisamitsu Pharmaceutical	500	24
Hitachi	46,000	222
Hitachi Chemical	900	16
Hitachi Construction Machinery	900	15
Hitachi High-Technologies	600	17
Hitachi Metals	1,900	20
Hokuhoku Financial Group	11,000	14
Hokuriku Electric Power	1,500	20
Honda Motor	15,300	428
Hoshizaki Electric	400	35
Hoya	4,000	159
Hulic	2,600	27
Idemitsu Kosan	800	18
IHI	12,000	27
Iida Group Holdings	2,000	39
Inpex	9,700	81
Isetan Mitsukoshi Holdings	3,100	34
Isuzu Motors	6,100	68
ITOCHU	15,000	198
Itochu Techno-Solutions	400	8
Iyo Bank	2,100	14
J Front Retailing	2,100	26
Japan Airlines	1,000	37
Japan Airport Terminal	400	15
Japan Exchange Group	5,400	85
Japan Post Bank	4,000	50
Japan Post Holdings	4,000	56
Japan Prime Realty Investment‡	7	31
Japan Real Estate Investment‡	13	82
Japan Retail Fund Investment‡	27	67
Japan Tobacco	10,600	449
JFE Holdings	5,000	74

Description	Shares	Market Value ($ Thousands)
JGC	2,000	$35
Joyo Bank	5,000	18
JSR	1,600	23
JTEKT	1,800	24
JX Holdings	21,800	96
Kajima	8,000	51
Kakaku.com	1,300	24
Kamigumi	2,000	19
Kaneka	3,000	26
Kansai Electric Power*	7,300	67
Kansai Paint	2,000	36
Kao	4,800	274
Kawasaki Heavy Industries	12,000	35
KDDI	16,800	498
Keihan Electric Railway	5,000	37
Keikyu	4,000	37
Keio	5,000	45
Keisei Electric Railway	3,000	43
Keyence	400	251
Kikkoman	2,000	66
Kintetsu Group Holdings	18,000	76
Kirin Holdings	7,900	118
Kobe Steel	27,000	27
Koito Manufacturing	900	41
Komatsu	8,800	157
Konami	800	26
Konica Minolta	3,900	35
Kose	300	29
Kubota	10,700	166
Kuraray	3,100	41
Kurita Water Industries	900	22
Kyocera	3,100	159
Kyowa Hakko Kirin	2,000	37
Kyushu Electric Power	3,700	38
Kyushu Financial Group	3,000	16
Lawson	600	48
LIXIL Group	2,800	60
M3	1,700	48
Mabuchi Motor	400	21
Makita	1,200	78
Marubeni	16,100	88
Marui Group	1,900	30
Maruichi Steel Tube	400	12
Mazda Motor	5,300	86
McDonald’s Holdings Japan	600	15
Medipal Holdings	1,200	20
MEIJI Holdings	1,200	96
Minebea	3,000	26
Miraca Holdings	500	22
Mitsubishi	12,800	223
Mitsubishi Chemical Holdings	13,900	76
Mitsubishi Electric	18,000	202

8	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Mitsubishi Estate	12,000	$238
Mitsubishi Gas Chemical	3,000	17
Mitsubishi Heavy Industries	29,000	108
Mitsubishi Logistics	1,000	14
Mitsubishi Materials	10,000	33
Mitsubishi Motors	5,600	23
Mitsubishi Tanabe Pharma	2,000	37
Mitsubishi UFJ Financial Group	121,700	592
Mitsubishi UFJ Lease & Finance	4,300	20
Mitsui	16,200	203
Mitsui Chemicals	7,000	24
Mitsui Fudosan	9,000	229
Mitsui OSK Lines	10,000	22
Mixi	400	14
Mizuho Financial Group	222,300	349
MS&AD Insurance Group Holdings	4,900	136
Murata Manufacturing	1,900	263
Nabtesco	1,100	26
Nagoya Railroad	8,000	41
NEC	23,000	58
Nexon	1,100	17
NGK Insulators	3,000	65
NGK Spark Plug	1,600	34
NH Foods	2,000	45
NHK Spring	1,400	13
Nidec	2,100	161
Nikon	3,000	45
Nintendo	1,000	142
Nippon Building Fund‡	14	90
Nippon Electric Glass	3,000	16
Nippon Express	7,000	33
Nippon Paint Holdings	1,300	36
Nippon Prologis‡	14	34
Nippon Steel & Sumitomo Metal	7,300	160
Nippon Telegraph & Telephone	6,500	295
Nippon Yusen	14,000	28
Nissan Motor	23,500	220
Nisshin Seifun Group	1,900	32
Nissin Foods Holdings	600	28
Nitori Holdings	700	67
Nitto Denko	1,600	90
NOK	800	14
Nomura Holdings	34,600	155
Nomura Real Estate Holdings	1,100	21
Nomura Real Estate Master Fund‡	31	49
Nomura Research Institute	1,100	40
NSK	4,100	38
NTT Data	1,300	70
NTT DOCOMO	13,500	328
NTT Urban Development	1,000	10
Obayashi	6,700	68
Obic	600	33

Description	Shares	Market Value ($ Thousands)
Odakyu Electric Railway	6,000	$67
Oji Holdings	7,000	30
Olympus	2,700	110
Omron	2,000	67
Ono Pharmaceutical	3,900	181
Oracle Japan*	300	17
Oriental Land	1,900	135
ORIX	12,600	187
Osaka Gas	18,000	67
Otsuka	500	25
Otsuka Holdings	3,700	149
Panasonic	21,000	195
Park24	800	23
Rakuten*	9,000	103
Recruit Holdings	2,000	64
Resona Holdings	21,600	79
Ricoh	7,200	76
Rinnai	300	27
Rohm	1,000	46
Ryohin Keikaku	300	69
Sankyo	400	16
Sanrio	400	8
Santen Pharmaceutical	3,900	58
SBI Holdings	1,900	21
Secom	2,000	158
Sega Sammy Holdings	1,600	18
Seibu Holdings	1,000	22
Seiko Epson	2,400	41
Sekisui Chemical	4,400	57
Sekisui House	5,800	105
Seven & i Holdings	7,100	301
Seven Bank	5,200	23
Shikoku Electric Power	1,600	20
Shimadzu	3,000	47
Shimamura	200	28
Shimano	800	120
Shimizu	6,000	55
Shin-Etsu Chemical	3,900	226
Shinsei Bank	16,000	23
Shionogi	2,900	153
Shiseido	3,500	81
Shizuoka Bank	5,000	39
Showa Shell Sekiyu	1,600	17
SMC	500	128
SoftBank Group	9,200	515
Sohgo Security Services	700	40
Sompo Japan Nipponkoa Holdings	3,200	88
Sony	11,900	309
Sony Financial Holdings	1,500	19
Stanley Electric	1,200	26
Sumitomo*	10,800	118
Sumitomo Chemical	15,000	71

Adviser Managed Trust / Quarterly Report / April 30, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Sumitomo Dainippon Pharma	1,400	$19
Sumitomo Electric Industries	7,300	92
Sumitomo Heavy Industries	5,000	22
Sumitomo Metal Mining	5,000	58
Sumitomo Mitsui Financial Group	12,000	383
Sumitomo Mitsui Trust Holdings	32,000	103
Sumitomo Realty & Development	4,000	121
Sumitomo Rubber Industries	1,500	24
Suntory Beverage & Food	1,000	45
Suruga Bank	1,600	32
Suzuken	700	25
Suzuki Motor	3,500	101
Sysmex	1,500	98
T&D Holdings	6,000	61
Taiheiyo Cement	10,000	27
Taisei	10,000	70
Taisho Pharmaceutical Holdings	300	25
Taiyo Nippon Sanso	1,300	12
Takashimaya	3,000	23
Takeda Pharmaceutical	7,400	364
TDK	1,100	68
Teijin	8,000	30
Terumo	2,900	115
THK	1,000	20
Tobu Railway	9,000	47
Toho	1,000	26
Toho Gas	4,000	28
Tohoku Electric Power	4,700	62
Tokio Marine Holdings	6,500	224
Tokyo Electric Power*	14,200	78
Tokyo Electron	1,700	118
Tokyo Gas	22,000	100
Tokyo Tatemono	1,800	25
Tokyu	11,000	98
Tokyu Fudosan Holdings	4,500	32
TonenGeneral Sekiyu	3,000	29
Toppan Printing	5,000	44
Toray Industries	14,000	121
Toshiba*	39,000	86
TOTO	1,500	53
Toyo Seikan Group Holdings	1,400	29
Toyo Suisan Kaisha	800	29
Toyoda Gosei	600	11
Toyota Industries	1,600	73
Toyota Motor	25,700	1,358
Toyota Tsusho	2,200	52
Trend Micro*	900	35
Unicharm	3,600	77
United Urban Investment‡	24	42
USS	1,900	31
West Japan Railway	1,600	100
Yahoo Japan	14,700	68

Description	Shares	Market Value ($ Thousands)
Yakult Honsha	800	$41
Yamada Denki	5,900	30
Yamaguchi Financial Group	2,000	19
Yamaha	1,500	45
Yamaha Motor	2,300	40
Yamato Holdings	3,500	73
Yamazaki Baking	1,000	24
Yaskawa Electric	2,100	26
Yokogawa Electric	2,000	23
Yokohama Rubber	900	16

		26,607

Luxembourg — 0.1%
Altisource Portfolio Solutions*	441	14
ArcelorMittal*	16,500	93
Millicom International Cellular	575	33
RTL Group	337	28
SES	3,168	87
Tenaris	4,107	56
Trinseo*	383	16

		327

Macau — 0.0%
Sands China	23,600	85

Malaysia — 0.3%
AirAsia	26,500	13
Alliance Financial Group	21,200	22
AMMB Holdings	28,000	32
Astro Malaysia Holdings	22,400	16
Axiata Group	37,900	55
Berjaya Sports Toto	15,200	12
British American Tobacco	2,200	26
Bumi Armada	57,000	12
CIMB Group Holdings	81,800	98
Dialog Group	55,700	23
DiGi.Com	50,100	56
Felda Global Ventures Holdings	29,900	11
Gamuda	24,100	29
Genting	36,200	82
Genting Malaysia	42,500	49
Genting Plantations	8,000	22
HAP Seng Consolidated	8,000	16
Hartalega Holdings	9,400	10
Hong Leong Bank	9,400	32
Hong Leong Financial Group	3,300	13
IHH Healthcare	35,300	59
IJM	43,500	38
IOI	41,600	47
IOI Properties Group	22,200	14
Kuala Lumpur Kepong	6,100	37
Lafarge Malaysia	5,500	12
Malayan Banking	76,700	175

10	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Malaysia Airports Holdings	11,900	$20
Maxis	26,900	39
MISC	16,000	35
Petronas Chemicals Group	45,300	78
Petronas Dagangan	3,600	22
Petronas Gas	9,900	56
PPB Group	6,800	28
Public Bank	39,600	190
RHB Capital	8,900	14
SapuraKencana Petroleum	47,200	20
Sime Darby	49,700	98
Telekom	20,800	35
Tenaga Nasional	53,100	195
UMW Holdings	8,400	14
Westports Holdings	14,600	15
YTL	61,800	25
YTL Power International	29,000	11

		1,906

Mexico — 0.4%
Alfa, Cl A	45,500	86
America Movil	489,700	348
Arca Continental	5,800	40
Cemex*	221,104	165
Coca-Cola Femsa	8,100	71
El Puerto de Liverpool	2,700	31
Fibra Uno Administracion‡	39,200	94
Fomento Economico Mexicano	28,700	269
Gentera	15,200	30
Gruma, Cl B	2,800	41
Grupo Aeroportuario del Pacifico, Cl B	4,400	42
Grupo Aeroportuario del Sureste, Cl B	3,000	46
Grupo Bimbo, Ser A	26,700	82
Grupo Carso	8,100	39
Grupo Comercial Chedraui	4,800	14
Grupo Financiero Banorte, Cl O	39,100	223
Grupo Financiero Inbursa, Cl O	37,900	75
Grupo Financiero Santander Mexico, Cl B	30,300	56
Grupo Lala, Cl B	8,900	24
Grupo Mexico	60,300	154
Grupo Televisa	38,400	225
Industrias Penoles	2,000	31
Kimberly-Clark de Mexico, Cl A	25,100	60
Mexichem	15,000	38
OHL Mexico	11,200	18
Promotora y Operadora de Infraestructura	4,100	52
Wal-Mart de Mexico	82,300	204

		2,558

Netherlands — 1.2%
Aegon	17,643	101
AerCap Holdings*	773	31
Airbus Group	5,556	347

Description	Shares	Market Value ($ Thousands)
Akzo Nobel	2,360	$167
Altice*	3,214	49
Altice, Cl B*	950	15
ASML Holding	3,262	315
Boskalis Westminster	765	32
Chicago Bridge & Iron	1,600	64
Cimpress*	1,128	99
Frank’s International	600	10
Gemalto	697	45
Heineken	2,186	205
Heineken Holding	1,025	85
ING Groep	36,300	445
James Hardie Industries	4,612	65
Koninklijke Ahold	7,931	173
Koninklijke DSM	1,755	108
Koninklijke KPN	30,786	121
Koninklijke Philips	8,997	247
Koninklijke Vopak	611	33
LyondellBasell Industries, Cl A	6,200	513
NN Group	2,946	102
NXP Semiconductor*	1,306	111
OCI*	733	14
QIAGEN*	6,260	140
Randstad Holding	1,114	60
RELX	9,473	159
Royal Dutch Shell, Cl A	37,471	977
Royal Dutch Shell, Cl B	37,670	986
STMicroelectronics	5,543	34
TNT Express*	4,296	39
Unilever	15,539	683
Wolters Kluwer	2,905	111

		6,686

New Zealand — 0.0%
Auckland International Airport	8,285	36
Contact Energy	6,325	22
Fletcher Building	6,006	35
Meridian Energy	11,145	21
Mighty River Power	6,088	13
Ryman Healthcare	3,261	20
Spark New Zealand	15,912	41

		188

Norway — 0.1%
DNB	9,686	124
Gjensidige Forsikring	1,739	30
Nordic American Tankers	2,989	46
Norsk Hydro	11,696	51
Orkla	8,378	73
Schibsted, Cl A	658	19
Schibsted, Cl B	775	22
Statoil	10,899	193
Telenor	7,435	128

Adviser Managed Trust / Quarterly Report / April 30, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Yara International	1,832	$73

		759

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E	1,007	26
Copa Holdings, Cl A	500	32

		58

Peru — 0.0%
Cia de Minas Buenaventura ADR*	2,700	27
Credicorp	1,000	146

		173

Philippines — 0.1%
Aboitiz Equity Ventures	27,800	39
Aboitiz Power	49,100	47
Alliance Global Group	29,400	9
Ayala	3,100	51
Ayala Land	105,200	78
Bank of the Philippine Islands	17,920	35
BDO Unibank	23,500	50
DMCI Holdings	57,000	15
Energy Development	265,600	33
Globe Telecom	500	24
GT Capital Holdings	1,100	32
International Container Terminal Services	7,300	10
JG Summit Holdings	35,900	63
Jollibee Foods	7,840	38
Megaworld	162,000	13
Metro Pacific Investments	188,000	23
Philippine Long Distance Telephone	1,400	51
Robinsons Land	33,600	20
SM Investments	2,300	46
SM Prime Holdings	118,700	57
Universal Robina	13,860	62

		796

Poland — 0.1%
Alior Bank*	1,428	26
Bank Handlowy w Warszawie	911	18
Bank Millennium*	16,894	22
Bank Pekao	1,900	77
Bank Zachodni	500	35
CCC	516	23
Cyfrowy Polsat*	2,700	17
Eurocash	1,992	28
Grupa Azoty	600	14
KGHM Polska Miedz*	2,000	39
mBank*	271	23
Orange Polska	19,851	32
PGE Polska Grupa Energetyczna	12,000	41
Polski Koncern Naftowy Orlen	4,600	83
Polskie Gornictwo Naftowe Gazownictwo*	25,300	34

Description	Shares	Market Value ($ Thousands)
Powszechna Kasa Oszczednosci Bank Polski*	12,500	$80
Powszechny Zaklad Ubezpieczen	8,000	72
Tauron Polska Energia	22,749	18

		682

Portugal — 0.0%
Banco Comercial Portugues, Cl R*	359,426	16
Energias de Portugal	23,615	84
Galp Energia	4,024	55
Jeronimo Martins	2,189	36

		191

Qatar — 0.1%
Barwa Real Estate	1,400	13
Commercial Bank	2,984	31
Doha Bank	3,073	31
Ezdan Holding Group	11,400	58
Industries Qatar	2,200	63
Masraf Al Rayan	6,161	58
Ooredoo	1,378	35
Qatar Electricity & Water	672	39
Qatar Gas Transport	5,117	32
Qatar Insurance SAQ	1,700	37
Qatar Islamic Bank SAQ	800	22
Qatar National Bank SAQ	3,000	119
Vodafone Qatar	7,528	25

		563

Russia — 0.3%
Gazprom ADR	91,957	475
Magnit PJSC GDR	4,014	139
MegaFon OAO GDR	1,436	17
Mobile TeleSystems ADR	8,000	74
NOVATEK GDR	1,406	135
Rosneft GDR	2,000	11
Rostelecom*	2,000	18
Sberbank of Russia ADR	42,063	337
Severstal GDR	3,951	46
Sistema GDR	2,607	19
Surgutneftegas OAO ADR	10,953	58
Tatneft PAO ADR	3,643	114

		1,443

Singapore — 0.3%
Ascendas‡	23,000	42
CapitaLand	27,000	63
CapitaLand Commercial Trust‡	18,000	19
CapitaLand Mall Trust‡	22,000	34
City Developments	4,000	25
ComfortDelGro	19,000	41
DBS Group Holdings	17,000	193
Global Logistic Properties	34,000	48
Golden Agri-Resources	61,000	18

12	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Hongkong Land Holdings	6,000	$38
Hutchison Port Holdings Trust, Cl U	49,000	22
Jardine Cycle & Carriage	1,000	29
Jardine Matheson Holdings	2,400	133
Keppel	15,000	60
Oversea-Chinese Banking	30,000	196
Sembcorp Industries	9,000	19
Sembcorp Marine	7,000	9
Singapore Airlines	5,000	43
Singapore Exchange	9,000	50
Singapore Press Holdings	17,000	51
Singapore Technologies Engineering	14,000	34
Singapore Telecommunications	77,000	221
StarHub	5,000	12
Suntec Real Estate Investment Trust‡	21,000	26
United Overseas Bank	13,000	180
UOL Group	4,000	18
Wilmar International	20,000	55
Yangzijiang Shipbuilding Holdings	17,000	13

		1,692

Slovak Republic — 0.0%
Celltrion*	1,000	88

South Africa — 0.7%
Anglo American Platinum*	800	23
AngloGold Ashanti*	6,487	103
Aspen Pharmacare Holdings	5,437	129
Barclays Africa Group	4,900	50
Barloworld	3,000	17
Bidvest Group	5,062	129
Brait*	4,800	54
Capitec Bank Holdings	500	21
Coronation Fund Managers	3,300	17
Discovery	5,100	46
Exxaro Resources	2,000	13
FirstRand	52,983	171
Fortress Income Fund, Cl A‡	13,600	15
Fortress Income Fund, Cl B‡	9,800	26
Foschini Group	3,000	32
Gold Fields	11,100	51
Growthpoint Properties‡	33,200	59
Hyprop Investments‡	3,500	30
Impala Platinum Holdings*	8,900	37
Imperial Holdings	2,600	27
Investec	3,500	27
Liberty Holdings	1,600	16
Life Healthcare Group Holdings	13,700	36
Massmart Holdings	1,600	14
MMI Holdings	15,700	26
Mondi	1,700	33
Mr Price Group	3,400	43
MTN Group	25,976	273

Description	Shares	Market Value ($ Thousands)
Naspers, Cl N	6,159	$848
Nedbank Group	2,800	36
Netcare	13,600	35
New Europe Property Investments	4,289	54
Pick n Pay Stores	3,500	18
Pioneer Foods Group	1,800	21
PSG Group	1,300	18
Rand Merchant Investment Holdings	9,600	29
Redefine Properties‡	63,500	55
Remgro	7,626	138
Resilient‡	4,100	39
RMB Holdings	10,100	41
Sanlam	27,514	134
Sappi*	7,800	34
Sasol	8,641	283
Shoprite Holdings	7,390	89
Sibanye Gold	10,500	40
SPAR Group	2,600	39
Standard Bank Group	19,106	172
Steinhoff International Holdings	45,152	283
Telkom	3,400	14
Tiger Brands	2,682	67
Truworths International	6,300	47
Tsogo Sun Holdings	8,031	15
Vodacom Group	6,069	71
Woolworths Holdings	15,878	103

		4,241

South Korea — 1.4%
Amorepacific	500	179
AMOREPACIFIC Group	467	69
BGF retail	140	23
BNK Financial Group	3,800	31
Cheil Worldwide	1,200	18
CJ	200	38
CJ CheilJedang	139	46
CJ E&M	300	18
CJ Korea Express*	100	17
Coway	800	69
Daelim Industrial	400	32
Daewoo Engineering & Construction*	2,340	13
Daewoo International	600	13
Daewoo Securities	2,600	19
Daum Kakao	400	35
DGB Financial Group	3,130	25
Dongbu Insurance	600	37
Dongsuh	877	25
Doosan	161	15
Doosan Heavy Industries & Construction	700	16
E-Mart	339	55
GS Engineering & Construction*	700	19
GS Holdings	700	34

Adviser Managed Trust / Quarterly Report / April 30, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
GS Retail	530	$25
Hana Financial Group	4,200	95
Hankook Tire	1,100	51
Hanmi Pharm	100	52
Hanmi Science ltd	200	24
Hanon Systems	2,700	24
Hanssem	170	28
Hanwha	600	20
Hanwha Chemical	1,500	33
Hanwha Life Insurance	3,100	18
Hotel Shilla	500	32
Hyosung	300	32
Hyundai Department Store	200	26
Hyundai Development - Engineering & Construction	800	35
Hyundai Engineering & Construction	1,100	39
Hyundai Glovis	300	50
Hyundai Heavy Industries*	600	61
Hyundai Marine & Fire Insurance	900	25
Hyundai Mobis	1,067	244
Hyundai Motor	2,402	302
Hyundai Steel	1,100	61
Hyundai Wia	200	17
Industrial Bank of Korea	4,000	43
Kangwon Land	1,700	64
KB Financial Group	6,083	186
KCC	100	37
KEPCO Plant Service & Engineering	300	20
Kia Motors	4,151	174
Korea Aerospace Industries	800	48
Korea Electric Power	4,030	219
Korea Gas	400	15
Korea Investment Holdings	600	24
Korea Zinc	140	61
Korean Air Lines*	500	13
KT	1,010	27
KT&G	1,730	187
Kumho Petrochemical	200	12
LG	1,400	84
LG Chemical	700	182
LG Display	3,300	69
LG Electronics	1,500	77
LG Household & Health Care	149	132
LG Innotek	200	13
LG Uplus	3,100	30
Lotte Chemical	251	64
Lotte Chilsung Beverage	16	28
Lotte Confectionery (B)	14	31
Lotte Shopping	200	48
Mirae Asset Securities	1,100	24
NAVER	438	260
NCSoft	300	60

Description	Shares	Market Value ($ Thousands)
NH Investment & Securities	2,000	$17
OCI*	200	20
Orion	100	82
Ottogi	24	17
Paradise	986	15
POSCO	1,092	230
S-1, Cl 1	300	24
Samsung C&T	1,200	138
Samsung Card	500	17
Samsung Electro-Mechanics	900	41
Samsung Electronics	1,703	1,861
Samsung Fire & Marine Insurance	562	145
Samsung Heavy Industries*	2,200	21
Samsung Life Insurance	1,270	122
Samsung SDI	800	80
Samsung SDS	500	75
Samsung Securities	800	28
Shinhan Financial Group	6,680	245
Shinsegae	100	19
SK C&C	561	110
SK Hynix	9,120	225
SK Innovation	1,022	139
SK Networks	2,430	14
SK Telecom	300	54
S-Oil	740	57
Woori Bank	4,800	44
Yuhan	139	36

		8,248

Spain — 0.6%
Abertis Infraestructuras	5,057	85
ACS Actividades de Construccion y Servicios	1,671	55
Aena (A)	656	94
Amadeus IT Holding, Cl A	4,169	190
Banco Bilbao Vizcaya Argentaria	61,083	419
Banco de Sabadell	50,659	97
Banco Popular Espanol	15,050	41
Banco Santander	137,722	697
Bankia	40,067	37
Bankinter	5,863	45
CaixaBank	26,069	78
Distribuidora Internacional de Alimentacion	5,143	29
Enagas	2,126	65
Endesa	2,762	58
Ferrovial	4,613	99
Gas Natural	3,452	72
Grifols	2,594	56
Iberdrola	51,673	367
Industria de Diseno Textil	10,263	329
International Consolidated Airlines Group	7,046	54

14	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Mapfre	9,374	$24
Red Electrica	1,051	94
Repsol	10,538	138
Telefonica	42,270	461
Zardoya Otis	1,574	17

		3,701

Sweden — 0.6%
Alfa Laval	3,131	49
Assa Abloy, Cl B	9,515	200
Atlas Copco, Cl A	6,397	166
Atlas Copco, Cl B	3,792	91
Boliden	2,379	42
Electrolux	2,499	73
Getinge, Cl B	1,741	37
Hennes & Mauritz, Cl B	8,936	318
Hexagon, Cl B	2,500	100
Husqvarna, Cl B	3,621	29
ICA Gruppen	700	23
Industrivarden, Cl C	1,428	26
Investment Kinnevik, Cl B	2,417	70
Investor, Cl B	4,341	159
Lundin Petroleum*	1,894	35
Nordea Bank	28,651	278
Sandvik	10,280	106
Securitas, Cl B	3,325	53
Skandinaviska Enskilda Banken, Cl A	14,517	139
Skanska, Cl B	3,719	82
SKF, Cl B	4,094	75
Svenska Cellulosa, Cl B	5,756	181
Svenska Handelsbanken, Cl A	14,229	190
Swedbank, Cl A	8,607	186
Swedish Match	2,036	65
Tele2, Cl B	2,776	26
Telefonaktiebolaget LM Ericsson, Cl B	28,680	232
TeliaSonera	24,958	119
Volvo, Cl B	14,687	172

		3,322

Switzerland — 1.8%
ABB	21,314	451
Actelion	981	159
Adecco	1,600	103
Aryzta	759	29
Baloise Holding	541	67
Barry Callebaut	19	22
Chocoladefabriken Lindt & Sprungli	10	128
Cie Financiere Richemont	4,912	327
Coca-Cola	1,735	36
Credit Suisse Group	16,960	258
Dufry*	351	46
EMS-Chemie Holding	71	35
Galenica	34	50

Description	Shares	Market Value ($ Thousands)
Geberit	362	$139
Givaudan	88	174
Julius Baer Group	2,174	93
Kuehne + Nagel International	550	79
LafargeHolcim	4,310	218
Lonza Group	515	86
Nestle	30,452	2,272
Novartis	21,761	1,662
Pargesa Holding	269	19
Partners Group Holding	166	68
Roche Holding	6,718	1,700
Schindler Holding	611	112
SGS	53	117
Sika	22	94
Sonova Holding	547	73
Sulzer*	119	11
Swatch Group	730	131
Swiss Life Holding	313	79
Swiss Prime Site	575	50
Swiss Re	3,316	294
Swisscom	248	126
Syngenta	874	350
UBS Group*	34,902	604
Zurich Insurance Group	1,417	317

		10,579

Taiwan — 0.4%
Advanced Semiconductor Engineering ADR	29,600	152
Chunghwa Telecom	50,000	169
Formosa Plastics	47,000	117
Hon Hai Precision Industry	130,000	311
MediaTek	25,000	178
Siliconware Precision Industries ADR	10,000	72
Taiwan Semiconductor Manufacturing	30,000	140
Taiwan Semiconductor Manufacturing ADR	57,200	1,349

		2,488

Thailand — 0.2%
Advanced Info Service NVDR	14,900	67
Airports of Thailand NVDR	6,100	68
Bangkok Bank NVDR	3,700	17
Bangkok Dusit Medical Services NVDR	68,900	47
Bangkok Expressway & Metro NVDR	158,600	27
BEC World NVDR	14,000	10
BTS Group Holdings NVDR	176,800	47
Bumrungrad Hospital NVDR	6,100	35
Central Pattana NVDR	19,400	29
Charoen Pokphand Foods NVDR	57,200	39
CP ALL NVDR	63,000	83
Delta Electronics Thailand NVDR	7,200	15
Energy Absolute NVDR	27,000	17
Fabrinet*	1,187	38
Glow Energy NVDR	12,500	32

Adviser Managed Trust / Quarterly Report / April 30, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Home Product Center NVDR	56,600	$13
Indorama Ventures NVDR	20,800	17
IRPC NVDR	143,400	21
Kasikornbank NVDR	25,000	119
Krung Thai Bank NVDR	49,900	25
Minor International NVDR	24,600	26
PTT NVDR	14,200	124
PTT Exploration & Production NVDR	19,700	42
PTT Global Chemical NVDR	29,800	53
Siam Cement NVDR	5,800	81
Siam Commercial Bank NVDR	22,300	85
Thai Oil NVDR	11,800	22
Thai Union Frozen Products NVDR	51,500	31
TMB Bank NVDR	278,100	18
True NVDR	154,251	33

		1,281

Turkey — 0.2%
Akbank	31,500	97
Anadolu Efes Biracilik Ve Malt Sanayii	3,000	24
Arcelik	3,400	23
BIM Birlesik Magazalar	3,000	66
Coca-Cola Icecek	1,523	22
Emlak Konut Gayrimenkul Yatirim Ortakligi‡	27,200	29
Enka Insaat ve Sanayi	7,400	13
Eregli Demir ve Celik Fabrikalari	20,000	33
Ford Otomotiv Sanayi	1,000	13
Haci Omer Sabanci Holding	13,100	47
KOC Holding	9,100	48
Petkim Petrokimya Holding	8,600	13
TAV Havalimanlari Holding	2,300	13
Tofas Turk Otomobil Fabrikasi	1,800	14
Tupras Turkiye Petrol Rafinerileri	1,800	48
Turk Hava Yollari*	7,900	20
Turk Telekomunikasyon	6,500	16
Turkcell Iletisim Hizmetleri	12,600	55
Turkiye Garanti Bankasi	33,100	102
Turkiye Halk Bankasi	8,900	34
Turkiye Is Bankasi, Cl C	22,500	40
Turkiye Sise ve Cam Fabrikalari	9,500	13
Turkiye Vakiflar Bankasi, Cl D	10,700	19
Ulker Biskuvi Sanayi	3,149	25
Yapi ve Kredi Bankasi*	12,400	19

		846

United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	32,618	59
Aldar Properties PJSC	55,417	41
Arabtec Holding PJSC*	32,400	14
DP World*	2,716	51
Dubai Financial Market PJSC	51,960	22
Dubai Islamic Bank PJSC	27,502	44

Description	Shares	Market Value ($ Thousands)
Emaar Malls Group PJSC	35,552	$28
Emaar Properties PJSC	50,200	93
Emirates Telecommunications Group PJSC	26,835	138
First Gulf Bank PJSC	14,636	52
National Bank of Abu Dhabi PJSC	12,176	29

		571

United Kingdom — 3.8%
3i Group	10,038	70
Abengoa Yield	1,643	30
Aberdeen Asset Management	8,023	35
Admiral Group	1,837	50
Aggreko	2,228	35
Anglo American	13,423	150
Antofagasta	3,430	24
Aon	4,700	494
ARM Holdings	13,332	183
Ashtead Group	5,214	69
Associated British Foods	3,394	152
AstraZeneca	12,041	693
Auto Trader Group (A)	8,271	45
Aviva	38,236	242
Babcock International Group	2,193	30
BAE Systems	29,978	210
Barclays	157,845	397
Barratt Developments	10,267	80
Berkeley Group Holdings	1,129	49
BHP Billiton	19,951	273
BP	174,192	954
British American Tobacco	17,710	1,082
British Land‡	9,460	100
BT Group, Cl A	81,334	528
Bunzl	3,249	97
Burberry Group	4,521	79
Capita	6,436	94
Carnival	1,831	91
Centrica	48,300	169
Cobham	9,902	22
Compass Group	15,511	277
Croda International	1,182	52
Delphi Automotive	4,900	361
Diageo	23,976	648
Direct Line Insurance Group	14,134	75
Dixons Carphone	8,512	53
easyJet	1,382	30
Ensco, Cl A	3,800	45
Fresnillo	1,923	31
G4S	13,494	37
GKN	17,534	72
GlaxoSmithKline	46,260	989
Glencore*	115,511	276
Hammerson‡	8,129	70

16	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Hargreaves Lansdown	2,269	$43
HSBC Holdings	185,934	1,232
ICAP	4,816	33
IMI	2,365	32
Imperial Tobacco Group	9,212	502
Inmarsat	3,910	53
InterContinental Hotels Group	2,290	92
Intertek Group	1,647	79
Intu Properties‡	8,186	36
Investec	4,833	37
ITV	36,763	121
J Sainsbury	11,712	50
Johnson Matthey	1,969	83
Kingfisher	22,077	118
Land Securities Group‡	7,591	126
Larsen & Toubro GDR	12,000	229
Legal & General Group	56,443	184
Lloyds Banking Group	547,878	538
London Stock Exchange Group	3,014	120
Lukoil PJSC ADR	7,000	297
Marks & Spencer Group	15,812	98
Mediclinic International	3,206	42
Meggitt	6,742	41
Merlin Entertainments (A)	6,172	39
MMC Norilsk Nickel PJSC ADR	8,156	120
Mondi	3,770	72
National Grid	35,958	513
Next	1,402	104
Old Mutual	47,234	128
Pearson	7,962	94
Persimmon	3,114	91
Petrofac	2,256	28
Provident Financial	1,278	55
Prudential	24,702	488
Randgold Resources	908	90
Reckitt Benckiser Group	6,079	593
RELX	10,550	187
Rexam	6,134	56
Rio Tinto	11,661	393
Rolls-Royce Holdings	17,505	172
Rosneft OAO GDR	17,790	97
Rowan, Cl A*	2,000	38
Royal Bank of Scotland Group*	33,493	113
Royal Mail	7,827	56
RSA Insurance Group	10,471	70
SABMiller	9,277	569
Sage Group	10,468	91
Schroders	1,081	40
Segro‡	6,503	40
Severn Trent	2,414	79
Shire	5,573	348
Sky	9,870	136

Description	Shares	Market Value ($ Thousands)
Smith & Nephew	8,565	$145
Smiths Group	4,103	67
Sports Direct International*	2,342	13
SSE	9,536	211
St. James’s Place	5,397	69
Standard Chartered	30,977	250
Standard Life	19,084	91
State Bank of India GDR	6,500	183
Tata Steel GDR	20,000	104
Tate & Lyle	4,057	35
Taylor Wimpey	33,080	89
Tesco*	77,222	195
Travis Perkins	2,578	70
Unilever	12,249	548
United Utilities Group	6,629	91
Vodafone Group	252,660	811
VTB Bank GDR	40,068	86
Weir Group	1,861	33
Whitbread	1,770	100
William Hill	7,690	35
WM Morrison Supermarkets	19,294	54
Wolseley	2,442	137
Worldpay Group* (A)	12,176	48
WPP	12,204	285

		22,379

United States — 67.3%

Consumer Discretionary — 9.1%
1-800-Flowers.com, Cl A*	837	7
2U*	881	25
Aaron’s	1,000	26
Abercrombie & Fitch, Cl A	2,397	64
Advance Auto Parts	1,200	187
Amazon.com*	6,400	4,221
AMC Entertainment Holdings, Cl A	711	20
AMC Networks, Cl A*	1,000	65
American Axle & Manufacturing Holdings*	2,539	39
American Eagle Outfitters	6,219	89
American Public Education*	544	13
America’s Car-Mart*	286	8
Apollo Education Group, Cl A*	3,161	25
Aramark	3,100	104
Arctic Cat*	434	7
Asbury Automotive Group*	850	52
Ascena Retail Group*	5,751	51
Ascent Capital Group, Cl A*	446	7
AutoNation*	1,100	56
AutoZone*	500	383
Barnes & Noble	1,700	20
Barnes & Noble Education*	1,073	10
Bassett Furniture Industries	360	11
Beazer Homes USA*	1,094	9

Adviser Managed Trust / Quarterly Report / April 30, 2016	17

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Bed Bath & Beyond	2,800	$132
Belmond, Cl A*	3,246	30
Best Buy	4,900	157
Big 5 Sporting Goods	613	7
Big Lots	1,705	78
Biglari Holdings*	56	21
BJ’s Restaurants*	661	30
Black Diamond*	718	3
Bloomin’ Brands	4,024	75
Blue Nile*	397	10
Bob Evans Farms	663	30
Bojangles’*	278	5
Boot Barn Holdings*	400	3
BorgWarner	3,700	133
Boyd Gaming*	2,672	50
Bravo Brio Restaurant Group*	509	4
Bridgepoint Education*	565	5
Bright Horizons Family Solutions*	1,285	84
Brinker International	900	42
Brunswick	1,500	72
Buckle	949	27
Buffalo Wild Wings*	655	88
Build-A-Bear Workshop, Cl A*	438	6
Burlington Stores*	2,440	139
Cabela’s*	800	42
Cable One	100	46
Cablevision Systems, Cl A*	3,300	110
Caesars Acquisition, Cl A*	1,549	12
Caesars Entertainment*	1,856	13
CalAtlantic Group	2,652	86
Caleres	1,467	37
Callaway Golf	2,615	24
Cambium Learning Group*	859	4
Capella Education	409	23
Career Education*	2,274	12
CarMax*	3,200	169
Carmike Cinemas*	821	25
Carnival	7,200	353
Carriage Services, Cl A	510	12
Carrols Restaurant Group*	1,189	17
Carter’s	900	96
Cato, Cl A	881	32
Cavco Industries*	298	26
CBS, Cl B	7,800	436
Century Communities*	509	9
Charter Communications, Cl A*	1,300	276
Cheesecake Factory	1,684	86
Chegg*	2,557	12
Cherokee*	287	5
Chico’s FAS	4,626	58
Children’s Place	690	54
Chipotle Mexican Grill, Cl A*	500	211

Description	Shares	Market Value ($ Thousands)
Choice Hotels International	600	$30
Christopher & Banks*	1,246	3
Churchill Downs	439	59
Chuy’s Holdings*	550	17
Cinemark Holdings	1,900	66
Citi Trends	521	9
Clear Channel Outdoor Holdings, Cl A*	600	3
ClubCorp Holdings	1,471	20
Coach	4,500	181
Collectors Universe	239	4
Columbia Sportswear	993	58
Comcast, Cl A	42,100	2,558
Conn’s*	813	11
Container Store Group*	528	4
Cooper Tire & Rubber	1,983	69
Cooper-Standard Holding*	454	35
Core-Mark Holding	798	65
Cracker Barrel Old Country Store	660	97
Crocs*	2,445	20
Crown Media Holdings, Cl A*	1,159	6
CSS Industries	314	9
CST Brands	1,200	45
Ctrip.com International ADR*	2,100	92
Culp	346	9
Daily Journal*	37	7
Dana Holding	5,269	68
Darden Restaurants	2,200	137
Dave & Buster’s Entertainment*	764	30
Deckers Outdoor*	1,127	65
Del Frisco’s Restaurant Group*	791	13
Denny’s*	2,579	26
Destination XL Group*	1,203	6
DeVry Education Group	2,135	37
Diamond Resorts International*	1,395	30
Dick’s Sporting Goods	1,500	70
Dillard’s, Cl A	300	21
DineEquity	589	51
Discovery Communications, Cl A*	2,500	68
Discovery Communications, Cl C*	4,100	110
DISH Network, Cl A*	3,700	182
Dollar General	4,800	393
Dollar Tree*	3,900	311
Domino’s Pizza	900	109
Dorman Products*	896	48
DR Horton	5,700	171
DreamWorks Animation, Cl A*	2,616	104
Drew Industries	809	52
DSW, Cl A	1,200	30
Duluth Holdings, Cl B*	257	6
Dunkin’ Brands Group	1,600	74
El Pollo Loco Holdings*	450	6
Eldorado Resorts*	945	12

18	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Empire Resorts*	235	$4
Entercom Communications, Cl A	851	10
Entravision Communications, Cl A	2,135	17
Eros International*	948	13
Escalade	334	4
Ethan Allen Interiors	852	29
Etsy*	670	6
EVINE Live*	1,671	3
EW Scripps, Cl A*	1,980	30
Expedia	2,000	232
Express*	2,830	51
Extended Stay America	1,000	16
Federal-Mogul Holdings*	1,016	9
Fenix Parts*	462	2
Fiesta Restaurant Group*	899	29
Finish Line, Cl A	1,543	30
Five Below*	1,874	78
Flexsteel Industries	197	8
Fogo De Chao*	169	3
Foot Locker	2,300	141
Ford Motor	65,500	888
Fossil Group*	700	28
Fox Factory Holding*	567	10
Francesca’s Holdings*	1,417	24
Fred’s, Cl A	1,245	18
FTD*	612	17
GameStop, Cl A	1,700	56
Gannett	1,800	30
Gap	3,600	83
Garmin	1,900	81
General Motors	27,000	859
Genesco*	740	51
Gentex	4,800	77
Gentherm*	1,203	44
Genuine Parts	2,500	240
G-III Apparel Group*	1,378	62
Global Eagle Entertainment*	1,553	12
GNC Holdings, Cl A	1,200	29
Goodyear Tire & Rubber	4,400	127
GoPro, Cl A*	1,400	18
Graham Holdings, Cl B	100	48
Grand Canyon Education*	1,621	71
Gray Television*	2,114	27
Green Brick Partners*	724	5
Group 1 Automotive	782	52
Groupon, Cl A*	7,300	26
Guess?	2,074	38
H&R Block	3,800	77
Habit Restaurants, Cl A*	385	6
Hanesbrands	6,900	200
Harley-Davidson	3,400	163
Harman International Industries	1,200	92

Description	Shares	Market Value ($ Thousands)
Harte-Hanks	1,615	$3
Hasbro	1,900	161
Haverty Furniture	683	13
Helen of Troy*	981	98
Hemisphere Media Group, Cl A*	339	4
Hibbett Sports*	764	28
Hilton Worldwide Holdings	8,900	196
Home Depot	21,800	2,919
Hooker Furniture	361	9
Horizon Global*	606	7
Houghton Mifflin Harcourt*	4,262	87
Hovnanian Enterprises, Cl A*	3,998	7
HSN	1,125	60
Hyatt Hotels, Cl A*	500	24
Iconix Brand Group*	1,599	14
Installed Building Products*	667	18
International Game Technology	1,500	26
International Speedway, Cl A	935	31
Interpublic Group	6,700	154
Interval Leisure Group	1,311	19
Intrawest Resorts Holdings*	530	5
iRobot*	997	37
Isle of Capri Casinos*	741	11
J Alexander’s Holdings*	463	5
Jack in the Box	1,192	81
JAKKS Pacific*	550	4
Jamba*	436	6
JC Penney*	4,900	45
JD.com ADR*	2,500	64
John Wiley & Sons, Cl A	700	35
Johnson Controls	11,000	455
Johnson Outdoors, Cl A	169	4
K12*	1,131	14
Kate Spade*	2,100	54
KB Home	2,524	34
Kirkland’s*	580	10
Kohl’s	3,100	137
Kona Grill*	284	4
Krispy Kreme Doughnuts*	2,172	38
L Brands	4,200	329
La Quinta Holdings*	3,137	40
Lands’ End*	549	13
Las Vegas Sands	6,200	280
La-Z-Boy, Cl Z	1,715	44
Lear	1,300	150
Leggett & Platt	2,200	108
Lennar, Cl A	2,800	127
Lennar, Cl B	200	7
LGI Homes*	468	13
Libbey	731	14
Liberty Braves Group, Cl A*	170	3
Liberty Braves Group, Cl C*	320	5

Adviser Managed Trust / Quarterly Report / April 30, 2016	19

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Liberty Broadband, Cl A*	400	$23
Liberty Broadband, Cl C*	1,100	63
Liberty Interactive QVC Group, Cl A*	8,400	220
Liberty Media Group, Cl A*	425	8
Liberty Media Group, Cl C*	800	14
Liberty SiriusXM Group, Cl A*	1,700	56
Liberty SiriusXM Group, Cl C*	3,200	102
Liberty Tax	200	2
Liberty TripAdvisor Holdings, Cl A*	2,591	57
Liberty Ventures, Ser A*	2,300	92
LifeLock*	3,162	37
Lifetime Brands	360	6
Lithia Motors, Cl A	786	65
Live Nation Entertainment*	2,400	52
LKQ*	5,200	167
Loral Space & Communications*	439	16
Lowe’s	15,900	1,209
lululemon athletica*	1,800	118
Lumber Liquidators Holdings*	907	14
M/I Homes*	822	17
Macy’s	5,400	214
Madison Square Garden*	400	63
Malibu Boats, Cl A*	598	11
Marcus	615	12
Marine Products	357	3
MarineMax*	854	16
Marriott International, Cl A	3,400	238
Marriott Vacations Worldwide	787	49
Mattel	5,500	171
Mattress Firm Holding*	687	27
MCBC Holdings*	234	3
McDonald’s	14,800	1,872
MDC Holdings	1,308	32
Media General*	3,318	58
Meredith	1,270	65
Meritage Homes*	1,328	45
Metaldyne Performance Group	383	6
MGM Resorts International*	7,800	166
Michael Kors Holdings*	3,000	155
Michaels*	1,000	28
Modine Manufacturing*	1,604	17
Mohawk Industries*	1,100	212
Monarch Casino & Resort*	341	7
Monro Muffler Brake	1,095	76
Morgans Hotel Group*	2,138	3
Motorcar Parts of America*	602	19
Movado Group	536	15
MSG Networks*	1,000	17
Murphy USA*	700	40
NACCO Industries, Cl A	139	8
National CineMedia	2,059	29
Nautilus*	1,051	19

Description	Shares	Market Value ($ Thousands)
Netflix*	7,100	$639
New Home*	370	4
New Media Investment Group	1,496	24
New York Times, Cl A	4,755	61
Newell Rubbermaid	7,600	346
News	2,000	26
News, Cl A	6,200	77
Nexstar Broadcasting Group, Cl A	1,084	56
NIKE, Cl B	22,700	1,338
Noodles, Cl A*	381	4
Nordstrom	2,100	107
Norwegian Cruise Line Holdings*	2,100	103
Nutrisystem	970	21
NVR*	100	166
Office Depot*	8,900	52
Ollie’s Bargain Outlet Holdings*	344	9
Omnicom Group	4,200	348
O’Reilly Automotive*	1,700	447
Outerwall	578	24
Overstock.com*	401	6
Oxford Industries	491	33
Panera Bread, Cl A*	400	86
Papa John’s International	920	52
Papa Murphy’s Holdings*	305	4
Party City Holdco*	842	12
Penn National Gaming*	2,672	43
Penske Automotive Group	700	27
Performance Sports Group*	1,519	6
Perry Ellis International*	409	8
PetMed Express	678	12
Pier 1 Imports	2,802	19
Pinnacle Entertainment*	2,082	23
Planet Fitness, Cl A*	520	8
Polaris Industries	1,100	108
Pool	1,491	130
Popeyes Louisiana Kitchen*	776	42
Potbelly*	641	9
Priceline Group*	900	1,209
PulteGroup	5,900	109
PVH	1,400	134
Ralph Lauren, Cl A	1,000	93
Reading International, Cl A*	553	7
Red Robin Gourmet Burgers*	473	31
Regal Entertainment Group, Cl A	1,300	27
Regis*	1,206	17
Rent-A-Center, Cl A	1,776	26
Restoration Hardware Holdings*	1,119	48
Ross Stores	7,000	397
Royal Caribbean Cruises	3,000	232
Ruby Tuesday*	2,080	9
Ruth’s Hospitality Group	1,169	19
Saga Communications, Cl A	122	5

20	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Sally Beauty Holdings*	2,400	$75
Scholastic	893	33
Scientific Games, Cl A*	1,683	17
Scripps Networks Interactive, Cl A	1,500	94
Sears Holdings*	200	3
SeaWorld Entertainment	2,291	46
Select Comfort*	1,655	41
Sequential Brands Group*	1,201	7
Service International	3,300	88
ServiceMaster Global Holdings*	1,700	65
Shake Shack, Cl A*	193	7
Shoe Carnival	502	13
Shutterfly*	1,222	56
Signet Jewelers	1,300	141
Sinclair Broadcast Group, Cl A	2,281	73
Sirius XM Holdings*	34,600	137
Six Flags Entertainment	1,200	72
Sizmek*	721	2
Skechers, Cl A*	2,000	66
Skullcandy*	736	3
Smith & Wesson Holding*	1,800	39
Sonic	1,699	58
Sonic Automotive, Cl A	998	19
Sotheby’s*	1,858	51
Speedway Motorsports	392	7
Sportsman’s Warehouse Holdings*	602	7
Stage Stores	1,069	8
Standard Motor Products	668	24
Staples	10,400	106
Starbucks	25,100	1,411
Starwood Hotels & Resorts Worldwide	2,800	229
Starz*	1,400	38
Stein Mart	984	7
Steven Madden*	1,939	68
Stoneridge*	938	13
Strattec Security	121	6
Strayer Education*	367	18
Sturm Ruger	626	40
Superior Industries International	785	21
Superior Uniform Group	249	5
Systemax*	379	3
Tailored Brands	1,618	28
TAL Education Group ADR*	300	17
Target	10,100	803
Taylor Morrison Home, Cl A*	1,088	16
TEGNA	3,700	86
Tempur Sealy International*	1,000	61
Tenneco*	1,990	106
Tesla Motors*	1,700	409
Texas Roadhouse, Cl A	2,408	98
Thor Industries	700	45
Tiffany	2,000	143

Description	Shares	Market Value ($ Thousands)
Tile Shop Holdings*	908	$16
Tilly’s, Cl A*	377	2
Time	3,793	56
Time Warner	13,800	1,037
Time Warner Cable	4,800	1,018
TJX	11,400	864
Toll Brothers*	2,800	76
TopBuild*	600	19
Tower International	707	16
Townsquare Media, Cl A*	230	2
Tractor Supply	2,300	218
TRI Pointe Group*	5,571	65
Tribune Media, Cl A	1,300	50
Tribune Publishing*	881	10
TripAdvisor*	1,800	116
Tuesday Morning*	1,476	13
Tumi Holdings*	1,879	50
Tupperware Brands	800	46
Twenty-First Century Fox, Cl A	18,800	569
Twenty-First Century Fox	8,200	247
Ulta Salon Cosmetics & Fragrance*	1,100	229
Under Armour, Cl A*	2,900	127
Under Armour, Cl C*	2,900	118
Unifi*	498	13
Universal Electronics*	485	32
Universal Technical Institute	709	3
Urban Outfitters*	1,400	42
Vail Resorts	1,242	161
Vera Bradley*	713	13
VF	5,700	359
Viacom, Cl A	200	9
Viacom, Cl B	5,900	241
Vince Holding*	681	4
Vista Outdoor*	1,000	48
Visteon*	700	56
Vitamin Shoppe*	864	24
VOXX International, Cl A*	664	3
Walt Disney	28,500	2,943
Wayfair, Cl A*	672	25
WCI Communities*	517	8
Weight Watchers International*	925	12
Wendy’s	3,300	36
West Marine*	602	6
Weyco Group	220	6
Whirlpool	1,300	226
William Lyon Homes, Cl A*	654	9
Williams-Sonoma	1,500	88
Wingstop*	223	6
Winmark	74	7
Winnebago Industries	903	20
Wolverine World Wide	3,557	67
World Wrestling Entertainment, Cl A	1,009	17

Adviser Managed Trust / Quarterly Report / April 30, 2016	21

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Wyndham Worldwide	2,000	$142
Wynn Resorts	1,300	115
Yum! Brands	6,900	549
ZAGG*	923	7
Zoe’s Kitchen*	647	24
Zumiez*	666	11

		53,253

Consumer Staples — 5.9%
Alico	129	4
Altria Group	33,100	2,076
Amplify Snack Brands*	503	8
Andersons	951	32
Arcadia Biosciences*	994	2
Archer-Daniels-Midland	10,500	419
Avon Products*	7,000	33
B&G Foods, Cl A	2,158	89
Blue Buffalo Pet Products*	600	15
Boston Beer, Cl A*	305	48
Brown-Forman, Cl A	500	52
Brown-Forman, Cl B	1,900	183
Bunge	2,500	156
Calavo Growers	493	28
Cal-Maine Foods	1,085	55
Campbell Soup	3,000	185
Casey’s General Stores	1,329	149
Castle Brands*	4,336	4
Central Garden & Pet, Cl A*	1,416	23
Chefs’ Warehouse*	631	12
Church & Dwight	2,200	204
Clorox	2,200	276
Coca-Cola	66,000	2,957
Coca-Cola Bottling Consolidated	156	25
Coca-Cola Enterprises	3,800	199
Colgate-Palmolive	15,200	1,078
ConAgra Foods	7,200	321
Constellation Brands, Cl A	2,800	437
Costco Wholesale	7,400	1,096
Coty, Cl A	1,300	40
Craft Brew Alliance*	343	3
CVS Health	18,900	1,899
Darling Ingredients*	5,681	82
Dean Foods	3,162	54
Dr Pepper Snapple Group	3,300	300
Edgewell Personal Care	1,000	82
Elizabeth Arden*	875	9
Energizer Holdings	1,000	43
Estee Lauder, Cl A	3,600	345
Farmer Bros*	260	8
Flowers Foods	2,800	54
Fresh Del Monte Produce	1,115	48
Freshpet*	696	6

Description	Shares	Market Value ($ Thousands)
General Mills	10,000	$613
Hain Celestial Group*	1,700	71
Herbalife*	1,200	70
Hershey	2,400	223
Hormel Foods	4,600	177
HRG Group*	2,634	38
Ingles Markets, Cl A	447	16
Ingredion	1,200	138
Inter Parfums	568	17
Inventure Foods*	655	5
J&J Snack Foods	517	52
JM Smucker	2,000	254
John B Sanfilippo & Son*	279	15
Kellogg	4,200	323
Kimberly-Clark	6,100	764
Kraft Heinz	9,900	773
Kroger	16,500	584
Lancaster Colony	638	74
Landec*	903	10
Lifeway Foods*	366	4
Limoneira	385	7
McCormick	2,100	197
Mead Johnson Nutrition, Cl A	3,200	279
Medifast	364	11
MGP Ingredients	339	9
Molson Coors Brewing, Cl B	2,600	249
Mondelez International, Cl A	27,200	1,169
Monster Beverage*	2,500	361
National Beverage*	382	18
Natural Grocers by Vitamin Cottage*	301	4
Natural Health Trends	245	9
Nature’s Sunshine Products	354	3
Nu Skin Enterprises, Cl A	900	37
Nutraceutical International*	282	7
Oil-Dri Corp of America	165	5
Omega Protein*	727	14
Orchids Paper Products	307	9
PepsiCo	24,800	2,553
Performance Food Group*	558	14
Philip Morris International	26,100	2,561
Pilgrim’s Pride*	1,000	27
Pinnacle Foods	1,900	81
Post Holdings*	2,106	151
PriceSmart	674	58
Procter & Gamble	45,500	3,645
Revlon, Cl A*	385	14
Reynolds American	13,900	689
Rite Aid*	16,000	129
Sanderson Farms	773	71
Seaboard*	9	27
Seneca Foods, Cl A*	251	8
Smart & Final Stores*	813	13

22	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Snyder’s-Lance	2,384	$76
SpartanNash	1,260	35
Spectrum Brands Holdings	400	45
Sprouts Farmers Market*	2,500	70
SUPERVALU*	8,771	44
Synutra International*	713	4
Sysco	10,000	461
Tootsie Roll Industries	643	23
TreeHouse Foods*	1,926	170
Tyson Foods, Cl A	5,000	329
United Natural Foods*	1,731	62
Universal	757	41
USANA Health Sciences*	178	21
Vector Group	2,966	64
Village Super Market, Cl A	241	6
Walgreens Boots Alliance	14,400	1,142
Wal-Mart Stores	26,600	1,779
WD-40	488	50
Weis Markets	369	17
WhiteWave Foods, Cl A*	2,800	113
Whole Foods Market	5,700	166

		34,507

Energy — 4.4%
Abraxas Petroleum*	3,147	5
Adams Resources & Energy	71	3
Alon USA Energy	1,045	11
Anadarko Petroleum	8,600	454
Antero Resources*	1,100	31
Apache	6,400	348
Approach Resources*	1,210	4
Archrock	2,326	23
Atwood Oceanics*	2,166	21
Baker Hughes	7,400	358
Basic Energy Services*	1,428	5
Bill Barrett*	1,675	13
Bonanza Creek Energy*	1,664	6
Bristow Group	1,167	27
C&J Energy Services*	1,889	3
Cabot Oil & Gas	8,000	187
California Resources*	6,300	14
Callon Petroleum*	4,117	43
CARBO Ceramics*	657	10
Carrizo Oil & Gas*	2,009	71
Cheniere Energy*	4,100	159
Chesapeake Energy*	9,500	65
Chevron	31,600	3,229
Cimarex Energy	1,600	174
Clayton Williams Energy*	197	4
Clean Energy Fuels*	2,565	7
Cloud Peak Energy*	2,044	4
Cobalt International Energy*	5,900	19

Description	Shares	Market Value ($ Thousands)
Columbia Pipeline Group	6,500	$167
Concho Resources*	2,200	256
ConocoPhillips	20,700	989
CONSOL Energy*	3,700	56
Contango Oil & Gas*	584	7
Continental Resources*	1,400	52
CVR Energy	300	7
Delek US Holdings	1,921	31
Denbury Resources*	5,800	22
Devon Energy	8,200	284
DHT Holdings	3,112	18
Diamond Offshore Drilling*	1,000	24
Diamondback Energy*	1,200	104
Dorian LPG*	839	8
Dril-Quip*	600	39
Eclipse Resources*	1,608	4
Energen*	1,500	64
Energy Fuels*	1,722	4
EOG Resources	9,200	760
EP Energy, Cl A*	600	3
Equities	2,500	175
Era Group*	689	7
Erin Energy*	1,500	3
Evolution Petroleum	825	5
EXCO Resources*	5,290	8
Exterran*	1,162	18
Exxon Mobil	70,200	6,206
Fairmount Santrol Holdings*	2,143	9
FMC Technologies*	3,700	113
Forum Energy Technologies*	1,987	33
Frontline	1,599	13
GasLog	1,394	18
Gastar Exploration*	2,717	5
Gener8 Maritime*	565	4
Geospace Technologies*	440	7
Golar LNG	1,500	25
Green Plains	1,271	23
Gulfmark Offshore, Cl A*	859	6
Gulfport Energy*	2,000	63
Halcon Resources*	2,459	3
Hallador Energy	736	3
Halliburton	14,300	591
Helix Energy Solutions Group*	3,549	31
Helmerich & Payne	1,600	106
Hess	4,700	280
HollyFrontier	3,000	107
Hornbeck Offshore Services*	1,071	13
Independence Contract Drilling*	553	2
ION Geophysical*	316	3
Isramco*	30	3
Jones Energy, Cl A*	971	5
Key Energy Services*	9,131	5

Adviser Managed Trust / Quarterly Report / April 30, 2016	23

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Kinder Morgan	30,000	$533
Kosmos Energy*	2,600	17
Laredo Petroleum*	2,000	24
Lukoil PJSC ADR	1,000	42
Marathon Oil	14,500	204
Marathon Petroleum	9,200	360
Matador Resources*	2,766	60
Matrix Service*	895	17
McDermott International*	7,992	36
Memorial Resource Development*	1,400	18
Murphy Oil	2,900	104
Nabors Industries	4,600	45
National Oilwell Varco	6,700	241
Natural Gas Services Group*	426	10
Navios Maritime Acquisition	2,746	5
Newfield Exploration*	3,200	116
Newpark Resources*	2,818	13
Noble	3,900	44
Noble Energy	7,300	264
North Atlantic Drilling*	846	3
Northern Oil and Gas*	2,064	11
Oasis Petroleum*	6,247	61
Occidental Petroleum	12,900	989
Oceaneering International	1,600	59
Oil States International*	1,785	62
ONEOK	3,400	123
Pacific Ethanol*	1,067	5
Panhandle Oil and Gas, Cl A	552	10
Par Pacific Holdings*	535	10
Parker Drilling*	4,097	13
Parsley Energy, Cl A*	3,863	90
Patterson-UTI Energy	2,400	47
PBF Energy, Cl A	1,600	51
PDC Energy*	1,590	100
PHI*	420	9
Phillips 66	9,100	747
Pioneer Energy Services*	2,157	7
Pioneer Natural Resources	2,700	448
QEP Resources*	3,500	63
Range Resources	2,700	119
Renewable Energy Group*	1,472	14
REX American Resources*	194	11
Rex Energy*	3,298	3
Rice Energy*	1,200	21
RigNet*	403	7
Ring Energy*	815	6
RPC*	900	14
RSP Permian*	2,261	69
Sanchez Energy*	2,018	18
Schlumberger	23,700	1,904
Scorpio Tankers	5,990	37
SEACOR Holdings*	575	34

Description	Shares	Market Value ($ Thousands)
Seadrill*	6,000	$29
SemGroup, Cl A	1,470	45
Ship Finance International	1,986	30
SM Energy	1,100	34
Solazyme*	2,681	6
Southwestern Energy*	6,200	83
Spectra Energy	11,400	356
Stone Energy*	3,986	4
Superior Energy Services*	2,400	40
Surgutneftegas OAO ADR	11,000	70
Synergy Resources*	4,927	36
Targa Resources	2,600	105
Tesco*	1,305	12
Tesoro	2,200	175
TETRA Technologies*	2,667	19
Tidewater*	1,576	14
Ultra Petroleum*	8,686	3
Unit*	1,689	21
Uranium Energy*	6,143	5
US Silica Holdings	2,196	56
Valero Energy	8,100	477
W&T Offshore*	1,172	3
Western Refining	2,452	66
Westmoreland Coal*	600	4
Whiting Petroleum*	3,300	40
Williams	12,800	248
World Fuel Services	1,200	56
WPX Energy*	3,800	37

		25,482

Financials — 12.3%
1st Source	547	19
Acadia Realty Trust‡	2,366	80
Access National	244	5
Affiliated Managers Group*	900	153
Aflac	7,300	503
Agree Realty‡	690	27
Alexander & Baldwin	1,685	64
Alexander’s‡	70	27
Alexandria Real Estate Equities‡	1,200	112
Alleghany*	300	156
Allegiance Bancshares*	194	4
Allied World Assurance Holdings	1,500	53
Allstate	6,500	423
Ally Financial*	7,800	139
Altisource Residential‡	1,916	22
Ambac Financial Group*	1,508	24
American Assets Trust‡	1,245	49
American Campus Communities‡	2,100	94
American Capital Agency‡	5,400	99
American Capital Mortgage Investment‡	1,594	24
American Equity Investment Life Holding	2,727	38

24	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
American Express	13,800	$903
American Financial Group	1,100	76
American Homes 4 Rent, Cl A‡	3,300	52
American International Group	19,300	1,077
American National Bankshares	292	8
American National Insurance	100	12
American Tower, Cl A‡	7,100	745
Ameriprise Financial	2,900	278
Ameris Bancorp	1,078	34
AMERISAFE	635	34
Ames National	313	8
AmTrust Financial Services	1,300	32
Anchor BanCorp Wisconsin*	257	12
Annaly Capital Management‡	16,600	173
Anworth Mortgage Asset‡	3,315	16
Apartment Investment & Management, Cl A‡	2,500	100
Apollo Commercial Real Estate Finance‡	1,957	31
Apollo Residential Mortgage‡	1,074	15
Apple Hospitality‡	2,800	53
Arch Capital Group*	2,200	155
Ares Commercial Real Estate‡	908	11
Argo Group International Holdings	936	51
Arlington Asset Investment, Cl A	766	10
Armada Hoffler Properties‡	992	12
ARMOUR Residential‡	1,229	26
Arrow Financial	374	11
Arthur J Gallagher	2,700	124
Artisan Partners Asset Management, Cl A	600	19
Ashford*	77	3
Ashford Hospitality Prime‡	918	10
Ashford Hospitality Trust‡	2,793	16
Aspen Insurance Holdings	1,000	46
Associated Banc-Corp	2,500	46
Associated Capital Group	211	6
Assurant	1,100	93
Assured Guaranty	2,300	59
Astoria Financial	3,016	45
Atlas Financial Holdings*	347	6
AV Homes*	414	5
AvalonBay Communities‡	2,200	389
Axis Capital Holdings	1,500	80
Baldwin & Lyons, Cl B	315	8
Banc of California	1,472	30
BancFirst	245	15
Bancorp*	1,128	6
BancorpSouth	3,321	78
Bank Mutual	1,562	13
Bank of America	176,700	2,573
Bank of Hawaii	700	48
Bank of Marin Bancorp	201	10
Bank of New York Mellon	18,800	757

Description	Shares	Market Value ($ Thousands)
Bank of the Ozarks	2,676	$111
BankFinancial	616	8
BankUnited	1,700	59
Banner	702	30
Bar Harbor Bankshares	201	7
BB&T	13,600	481
BBCN Bancorp	2,663	42
BBX Capital, Cl A*	213	3
Bear State Financial	447	4
Beneficial Bancorp*	2,770	38
Berkshire Hathaway, Cl B*	31,200	4,539
Berkshire Hills Bancorp	989	27
BGC Partners, Cl A	6,343	58
BlackRock, Cl A	2,100	748
Blue Hills Bancorp	940	14
Bluerock Residential Growth, Cl A‡	631	7
BNC Bancorp	1,002	22
BofI Holding*	2,057	42
BOK Financial	500	30
Boston Private Financial Holdings	2,781	34
Boston Properties‡	2,600	335
Brandywine Realty Trust‡	2,900	43
Bridge Bancorp	498	15
Brixmor Property Group‡	2,800	71
Brookline Bancorp	2,347	27
Brown & Brown	1,900	67
Bryn Mawr Bank	562	16
BSB Bancorp*	272	6
C1 Financial*	200	5
Calamos Asset Management, Cl A	596	5
Camden National	250	11
Camden Property Trust‡	1,400	113
Capital Bank Financial, Cl A	707	21
Capital City Bank Group	360	5
Capital One Financial	8,700	630
Capitol Federal Financial	4,860	65
Capstead Mortgage‡	3,210	31
Cardinal Financial	1,077	24
Care Capital Properties‡	1,300	35
CareTrust‡	2,066	26
Cascade Bancorp*	1,036	6
Cash America International	851	31
CatchMark Timber Trust, Cl A‡	1,325	14
Cathay General Bancorp	2,759	84
CBL & Associates Properties‡	2,700	32
CBOE Holdings	1,400	87
CBRE Group, Cl A*	5,000	148
Cedar Realty Trust‡	2,849	20
CenterState Banks	1,522	25
Central Pacific Financial	770	18
Century Bancorp, Cl A	116	5
Charles Schwab	19,300	548

Adviser Managed Trust / Quarterly Report / April 30, 2016	25

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Charter Financial	510	$6
Chatham Lodging Trust‡	1,283	27
Chemical Financial	1,129	43
Chesapeake Lodging Trust‡	1,998	49
Chimera Investment‡	3,100	44
Chubb	7,800	919
Cincinnati Financial	2,700	178
CIT Group	2,800	97
Citigroup	51,100	2,365
Citizens, Cl A*	1,644	13
Citizens & Northern	408	8
Citizens Financial Group	5,000	114
City Holding	509	25
Clifton Bancorp	861	13
CME Group, Cl A	5,400	496
CNA Financial	400	13
CNB Financial	482	9
CNO Financial Group	6,379	117
CoBiz Financial	1,216	15
Cohen & Steers	680	27
Colony Capital‡	3,852	68
Colony Starwood Homes‡	1,278	31
Columbia Banking System	1,996	59
Columbia Property Trust‡	2,000	45
Comerica	2,900	129
Commerce Bancshares	1,400	66
Communications Sales & Leasing‡	2,000	46
Community Bank System	1,480	59
Community Trust Bancorp	524	19
CommunityOne Bancorp*	411	5
ConnectOne Bancorp	1,002	17
Consolidated-Tomoka Land	147	7
CorEnergy Infrastructure Trust‡	399	8
CoreSite Realty‡	841	63
Corporate Office Properties Trust‡	1,500	39
Corrections Corp of America‡	1,900	58
Cousins Properties‡	7,452	77
Cowen Group, Cl A*	3,540	12
Crawford, Cl B	952	6
Credit Acceptance*	200	39
Crown Castle International‡	5,600	487
CU Bancorp*	563	13
CubeSmart‡	5,996	178
Cullen	900	58
Customers Bancorp*	895	23
CVB Financial	3,673	63
CyrusOne‡	2,514	111
CYS Investments‡	5,299	43
DCT Industrial Trust‡	3,048	123
DDR‡	4,900	86
Diamond Hill Investment Group	100	18
DiamondRock Hospitality‡	6,937	62

Description	Shares	Market Value ($ Thousands)
Digital Realty Trust‡	2,400	$211
Dime Community Bancshares	1,042	19
Discover Financial Services	7,000	394
Donegal Group, Cl A	272	4
Douglas Emmett‡	2,400	78
Duke Realty‡	5,600	122
DuPont Fabros Technology‡	2,397	95
Dynex Capital‡	1,646	11
E*TRADE Financial*	4,700	118
Eagle Bancorp*	1,002	51
East West Bancorp	2,300	86
Easterly Government Properties‡	459	8
EastGroup Properties‡	1,114	67
Eaton Vance	1,900	66
Education Realty Trust‡	2,182	87
eHealth*	600	7
EMC Insurance Group	263	7
Empire State Realty Trust, Cl A‡	1,800	33
Employers Holdings	1,068	32
Encore Capital Group*	873	25
Endurance Specialty Holdings	1,000	64
Enova International*	874	8
Enstar Group*	305	48
Enterprise Bancorp	256	6
Enterprise Financial Services	668	18
EPR Properties‡	1,960	129
Equinix‡	1,200	396
Equity Bancshares, Cl A*	164	3
Equity Commonwealth*‡	2,100	59
Equity LifeStyle Properties‡	1,400	96
Equity One‡	2,750	78
Equity Residential‡	6,100	415
Erie Indemnity, Cl A	400	38
Essent Group*	1,862	38
Essex Property Trust‡	1,100	242
EverBank Financial	3,243	49
Evercore Partners, Cl A	1,197	62
Everest Re Group	800	148
Extra Space Storage‡	2,000	170
Ezcorp, Cl A*	1,734	9
FactSet Research Systems	700	106
Farmers Capital Bank	251	7
FBL Financial Group, Cl A	323	20
FCB Financial Holdings, Cl A*	937	33
Federal Agricultural Mortgage, Cl C	332	14
Federal Realty Investment Trust‡	1,200	182
Federated Investors, Cl B	1,500	47
Federated National Holding	475	9
FelCor Lodging Trust‡	4,799	34
Fidelity & Guaranty Life	377	10
Fidelity Southern	647	10
Fifth Third Bancorp	13,800	253

26	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Financial Engines	1,795	$58
Financial Institutions	475	13
First American Financial	3,713	134
First Bancorp	1,020	21
First BanCorp*	3,897	15
First Busey	808	17
First Business Financial Services	291	7
First Cash Financial Services	945	43
First Citizens BancShares, Cl A	259	66
First Commonwealth Financial	2,981	27
First Community Bancshares	528	11
First Connecticut Bancorp	536	9
First Defiance Financial	311	12
First Financial	370	13
First Financial Bancorp	2,067	40
First Financial Bankshares	2,210	72
First Horizon National	3,800	53
First Industrial Realty Trust‡	4,015	92
First Interstate BancSystem, Cl A	658	18
First Merchants	1,357	35
First Midwest Bancorp	2,612	48
First NBC Bank Holding*	510	11
First Niagara Financial Group	5,700	60
First of Long Island	410	13
First Potomac Realty Trust‡	1,968	17
First Republic Bank	2,500	176
FirstMerit	5,683	126
Flagstar Bancorp*	689	16
Flushing Financial	986	20
FNB	6,989	92
FNF Group	4,900	156
FNFV Group*	2,408	26
Forest City Realty Trust, Cl A‡	3,500	73
Forestar Group*	1,126	15
Four Corners Property Trust‡	1,000	18
Fox Chase Bancorp	391	8
Franklin Financial Network*	182	6
Franklin Resources	6,600	246
Franklin Street Properties‡	3,014	32
FRP Holdings*	231	8
Fulton Financial	6,100	85
GAIN Capital Holdings	1,081	7
GAMCO Investors, Cl A	211	8
Gaming and Leisure Properties‡	2,870	94
General Growth Properties‡	9,800	275
Genworth Financial, Cl A*	8,100	28
GEO Group‡	2,578	83
German American Bancorp	501	16
Getty Realty‡	856	17
Glacier Bancorp	2,603	67
Gladstone Commercial‡	739	12
Goldman Sachs Group	7,300	1,198

Description	Shares	Market Value ($ Thousands)
Government Properties Income Trust‡	2,358	$45
Gramercy Property Trust‡	14,392	122
Great Ajax‡	289	4
Great Southern Bancorp	351	13
Great Western Bancorp	1,384	44
Green Bancorp*	478	4
Green Dot, Cl A*	1,537	34
Greenhill	982	22
Greenlight Capital Re, Cl A*	970	21
Guaranty Bancorp	496	8
Hallmark Financial Services*	474	5
Hampton Roads Bankshares*	2,237	4
Hancock Holding	2,684	70
Hanmi Financial	1,069	25
Hannon Armstrong Sustainable Infrastructure Capital‡	1,282	25
Hanover Insurance Group	700	60
Hartford Financial Services Group	6,700	297
Hatteras Financial‡	3,244	52
HCI Group	288	9
HCP‡	7,800	264
Healthcare Realty Trust‡	3,453	105
Healthcare Trust of America, Cl A‡	2,000	58
Heartland Financial	633	21
Heritage Commerce	814	8
Heritage Financial	1,014	19
Heritage Insurance Holdings	827	11
Heritage Oaks Bancorp	786	7
Hersha Hospitality Trust, Cl A‡	1,543	30
HFF, Cl A*	1,268	40
Highwoods Properties‡	3,217	150
Hilltop Holdings*	2,551	51
Hingham Institution	44	6
Home BancShares	1,961	84
HomeStreet*	823	18
HomeTrust Bancshares*	642	12
Horace Mann Educators	1,379	43
Horizon Bancorp	382	9
Hospitality Properties Trust‡	2,400	61
Host Hotels & Resorts‡	13,200	209
Houlihan Lokey, Cl A	405	10
Howard Hughes*	700	74
Hudson Pacific Properties‡	2,562	75
Huntington Bancshares	13,100	132
IBERIABANK	1,314	78
Impac Mortgage Holdings*	289	4
Independence Holding	236	4
Independence Realty Trust‡	1,079	8
Independent Bank	1,600	52
Independent Bank Group	326	12
Infinity Property & Casualty	384	31
InfraREIT‡	733	12

Adviser Managed Trust / Quarterly Report / April 30, 2016	27

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Interactive Brokers Group, Cl A	900	$34
Intercontinental Exchange	2,000	480
International Bancshares	1,814	48
International. FCStone*	504	14
Invesco	7,400	229
Invesco Mortgage Capital‡	3,799	49
Investment Technology Group	1,147	22
Investors Bancorp	11,240	130
Investors Real Estate Trust‡	4,108	25
Iron Mountain‡	4,600	168
iStar Financial*‡	2,548	25
James River Group Holdings	368	11
Janus Capital Group	5,050	74
Jones Lang LaSalle	800	92
JPMorgan Chase	62,200	3,931
KCG Holdings, Cl A*	1,139	16
Kearny Financial	3,134	40
Kemper	1,457	45
Kennedy-Wilson Holdings	3,197	69
KeyCorp	14,600	179
Kilroy Realty‡	1,400	91
Kimco Realty‡	7,200	202
Kite Realty Group Trust‡	2,875	78
Ladder Capital, Cl A‡	1,465	17
Ladenburg Thalmann Financial Services*	3,530	9
Lakeland Bancorp	1,340	15
Lakeland Financial	556	26
Lamar Advertising, Cl A‡	1,300	81
LaSalle Hotel Properties‡	3,892	93
Lazard, Cl A (C)	2,000	72
LegacyTexas Financial Group	1,594	39
Legg Mason	1,600	51
LendingClub*	1,100	9
LendingTree*	210	19
Leucadia National	5,300	88
Lexington Realty Trust‡	7,102	62
Liberty Property Trust‡	2,400	84
Lincoln National	4,400	191
Live Oak Bancshares	161	3
Loews	4,900	194
LPL Financial Holdings	1,200	32
LTC Properties‡	1,298	60
M&T Bank	2,700	319
Macerich‡	2,600	198
Mack-Cali Realty‡	3,067	78
Maiden Holdings	1,695	21
MainSource Financial Group	726	16
Marcus & Millichap*	455	11
Markel*	200	180
MarketAxess Holdings	1,275	157
Marlin Business Services	291	4
Marsh & McLennan	9,000	568

Description	Shares	Market Value ($ Thousands)
MB Financial	2,590	$90
MBIA*	3,933	31
Medical Properties Trust‡	8,043	107
Medley Management, Cl A	508	3
Mercantile Bank	565	14
Merchants Bancshares	167	5
Mercury General	400	21
Meridian Bancorp	1,840	27
Meta Financial Group	253	13
MetLife	15,700	708
MFA Financial‡	6,000	41
MGIC Investment*	11,723	85
Mid-America Apartment Communities‡	1,300	124
MidWestOne Financial Group	264	7
Moelis, Cl A	589	17
Monmouth Real Estate Investment‡	2,113	24
Monogram Residential Trust‡	5,764	58
Moody’s	3,000	287
Morgan Stanley	25,700	695
Morningstar	300	25
Mortgage Investment Trust‡	951	13
MSCI, Cl A	1,700	129
NASDAQ OMX Group	1,900	117
National Bank Holdings, Cl A	1,006	20
National Bankshares	233	8
National Commerce*	203	5
National General Holdings	1,343	27
National Health Investors‡	1,297	88
National Interstate	239	7
National Retail Properties‡	2,300	101
National Storage Affiliates Trust‡	767	15
National Western Life Group, Cl A	74	16
Nationstar Mortgage Holdings*	1,238	14
Navient	5,500	75
Navigators Group*	355	29
NBT Bancorp	1,476	42
Nelnet, Cl A	745	31
New Residential Investment‡	7,937	96
New Senior Investment Group‡	2,750	30
New York‡	5,629	55
New York Community Bancorp	7,900	119
New York Mortgage Trust‡	3,665	19
NewStar Financial*	809	8
NexPoint Residential Trust‡	634	9
NMI Holdings, Cl A*	1,669	10
Northern Trust	4,000	284
Northfield Bancorp	1,572	25
NorthStar Asset Management Group	3,100	39
NorthStar Realty Europe‡	1,000	12
NorthStar Realty Finance‡	3,000	38
Northwest Bancshares	3,402	48
OceanFirst Financial	446	9

28	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Ocwen Financial*	3,601	$8
OFG Bancorp	1,493	13
Old National Bancorp	3,920	53
Old Republic International	4,200	78
Old Second Bancorp	988	7
OM Asset Management	825	11
Omega Healthcare Investors‡	3,000	101
On Deck Capital*	387	3
One Liberty Properties‡	420	10
OneBeacon Insurance Group, Cl A	760	9
OneMain Holdings, Cl A*	800	25
Oppenheimer Holdings, Cl A	346	5
Opus Bank	348	13
Orchid Island Capital, Cl A‡	729	7
Oritani Financial	1,475	26
Outfront Media‡	2,200	48
Pacific Continental	654	11
Pacific Premier Bancorp*	916	21
PacWest Bancorp	1,800	72
Paramount Group‡	2,900	48
Park National	437	40
Park Sterling	1,617	12
Parkway Properties‡	2,835	47
Patriot National*	279	2
Peapack Gladstone Financial	546	10
Pebblebrook Hotel Trust‡	2,476	68
Penns Woods Bancorp	161	7
Pennsylvania‡	2,394	55
PennyMac Financial Services, Cl A*	443	6
PennyMac Mortgage Investment Trust‡	2,498	34
Peoples Bancorp	616	13
Peoples Financial Services	253	10
People’s United Financial	5,000	77
People’s Utah Bancorp	213	3
PHH*	1,489	19
Physicians Realty Trust‡	4,634	84
PICO Holdings*	771	8
Piedmont Office Realty Trust, Cl A‡	2,400	48
Pinnacle Financial Partners	1,241	61
Piper Jaffray*	446	19
PNC Financial Services Group	8,700	764
Post Properties‡	900	52
Potlatch‡	1,362	48
PRA Group*	1,674	56
Preferred Apartment Communities, Cl A‡	744	9
Preferred Bank	391	12
Primerica	1,672	83
Principal Financial Group	5,100	218
PrivateBancorp	2,700	112
ProAssurance	900	43
Progressive	9,900	323
Prologis‡	8,900	404

Description	Shares	Market Value ($ Thousands)
Prosperity Bancshares	2,402	$127
Provident Financial Services	2,198	44
Prudential Financial	7,600	590
PS Business Parks‡	673	64
Public Storage‡	2,500	612
Pzena Investment Management, Cl A	421	4
QCR Holdings	391	10
QTS Realty Trust, Cl A‡	1,131	55
Radian Group	6,235	80
RAIT Financial Trust‡	3,046	9
Ramco-Gershenson Properties Trust‡	2,650	47
Raymond James Financial	2,100	110
Rayonier‡	2,100	52
RE/MAX Holdings, Cl A	394	14
Realogy Holdings*	2,400	86
Realty Income‡	4,200	249
Redwood Trust‡	2,588	34
Regency Centers‡	1,700	125
Regional Management*	360	6
Regions Financial	23,000	216
Reinsurance Group of America, Cl A	1,100	105
RenaissanceRe Holdings	700	78
Renasant	1,346	46
Republic Bancorp, Cl A	333	9
Resource America, Cl A	493	3
Resource Capital‡	1,061	13
Retail Opportunity Investments‡	3,434	68
Retail Properties of America, Cl A‡	3,800	61
Rexford Industrial Realty‡	2,286	43
RLI	1,488	93
RLJ Lodging Trust‡	4,314	91
RMR Group	234	6
Rouse Properties*‡	1,225	23
Ryman Hospitality Properties‡	1,497	77
S&P Global	4,600	492
S&T Bancorp	1,165	30
Sabra Health Care‡	2,182	46
Safeguard Scientifics*	694	10
Safety Insurance Group	505	29
Sandy Spring Bancorp	826	24
Santander Consumer USA Holdings*	1,400	18
Saul Centers‡	327	17
Seacoast Banking Corp of Florida*	797	13
SEI Investments†	2,300	111
Select Income‡	2,099	49
Selective Insurance Group	1,964	68
Senior Housing Properties Trust‡	3,800	67
ServisFirst Bancshares	746	37
Sierra Bancorp	395	7
Signature Bank*	900	124
Silver Bay Realty Trust‡	1,218	18
Simmons First National, Cl A	1,000	47

Adviser Managed Trust / Quarterly Report / April 30, 2016	29

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Simon Property Group‡	5,200	$1,046
SL Green Realty‡	1,700	179
SLM*	6,900	47
South State	837	59
Southside Bancshares	849	25
Southwest Bancorp	637	10
Sovran Self Storage‡	1,346	143
Spirit Realty Capital‡	7,100	81
St. Joe*	1,847	31
STAG Industrial‡	2,182	44
Starwood Property Trust‡	3,900	75
State Auto Financial	502	10
State Bank Financial	1,197	25
State National	1,046	12
State Street	6,900	430
Sterling Bancorp	4,131	67
Stewart Information Services	769	27
Stifel Financial*	2,334	77
Stock Yards Bancorp	496	20
Stonegate Bank	372	12
Stonegate Mortgage*	488	3
STORE Capital‡	1,356	35
Suffolk Bancorp	393	9
Summit Hotel Properties‡	2,924	33
Sun Bancorp*	323	7
Sun Communities‡	1,921	130
Sunstone Hotel Investors‡	7,189	92
SunTrust Banks	8,700	363
SVB Financial Group*	900	94
Synchrony Financial*	14,100	431
Synovus Financial	2,000	62
T Rowe Price Group	4,400	331
Talmer Bancorp, Cl A	1,705	33
Tanger Factory Outlet Centers‡	1,600	56
Taubman Centers‡	1,000	69
TCF Financial	2,700	37
TD Ameritrade Holding	4,700	140
Tejon Ranch*	460	10
Terreno Realty‡	1,441	33
Territorial Bancorp	286	7
Texas Capital Bancshares*	1,577	72
TFS Financial	1,100	20
Third Point Reinsurance*	2,827	32
Tiptree Financial	1,003	6
Tompkins Financial	502	33
Torchmark	2,200	127
Towne Bank	1,525	32
Travelers	5,000	549
TriCo Bancshares	762	21
TriState Capital Holdings*	713	10
Triumph Bancorp*	497	8
TrustCo Bank	3,185	20

Description	Shares	Market Value ($ Thousands)
Trustmark	2,339	$57
Two Harbors Investment‡	5,600	44
UDR‡	4,200	147
UMB Financial	1,356	76
UMH Properties‡	792	8
Umpqua Holdings	7,562	120
Union Bankshares	1,511	40
United Bankshares	2,395	93
United Community Banks	1,784	36
United Community Financial	1,645	10
United Financial Bancorp	1,656	21
United Fire Group	678	30
United Insurance Holdings	574	9
Universal Health Realty Income Trust‡	419	23
Universal Insurance Holdings	1,072	19
Univest Corp of Pennsylvania	659	13
Unum Group	4,300	147
Urban Edge Properties‡	3,055	79
Urstadt Biddle Properties, Cl A‡	933	19
US Bancorp	28,000	1,195
Validus Holdings	1,400	65
Valley National Bancorp	7,995	76
Ventas‡	5,600	348
VEREIT‡	14,700	131
Virtu Financial, Cl A	636	13
Virtus Investment Partners	217	17
Vornado Realty Trust‡	3,200	306
Voya Financial	3,500	114
Waddell & Reed Financial, Cl A	1,400	28
Walker & Dunlop*	887	20
Walter Investment Management*	1,191	9
Washington‡	2,349	67
Washington Federal	3,261	79
Washington Trust Bancorp	496	18
Waterstone Financial	905	13
Webster Financial	3,117	114
Weingarten Realty Investors‡	2,000	74
Wells Fargo	78,100	3,903
Welltower‡	5,900	410
WesBanco	1,288	41
West Bancorporation	536	10
Westamerica Bancorporation	856	42
Western Alliance Bancorp*	2,955	108
Western Asset Mortgage Capital‡	1,404	14
Westwood Holdings Group	259	15
Weyerhaeuser‡	13,500	434
White Mountains Insurance Group	100	83
Whitestone, Cl B‡	904	12
Wilshire Bancorp	2,364	25
Wintrust Financial	1,638	85
WisdomTree Investments	3,822	42
World Acceptance*	238	10

30	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
WP Carey‡	1,700	$104
WP GLIMCHER‡	3,000	31
WR Berkley	1,600	90
WSFS Financial	1,029	35
Xenia Hotels & Resorts‡	3,864	59
XL Group, Cl A	5,000	164
Yadkin Financial	1,444	36
Zions Bancorporation	3,300	91

		72,090

Health Care — 9.4%
AAC Holdings*	268	6
Abaxis	755	34
Abbott Laboratories	24,900	969
AbbVie	27,700	1,690
Abeona Therapeutics*	1,075	3
ABIOMED*	1,428	139
Acadia Healthcare*	1,000	63
ACADIA Pharmaceuticals*	2,902	94
Accelerate Diagnostics*	826	10
Acceleron Pharma*	820	25
Accuray*	2,645	14
Aceto	976	22
Achillion Pharmaceuticals*	3,938	34
Aclaris Therapeutics*	193	4
Acorda Therapeutics*	1,434	37
Adamas Pharmaceuticals*	408	7
Addus HomeCare*	216	4
Adeptus Health, Cl A*	208	14
Aduro Biotech*	280	4
Advaxis*	1,016	8
Aegerion Pharmaceuticals*	840	2
Aerie Pharmaceuticals*	687	11
Aetna	5,900	662
Agenus*	2,559	9
Agile Therapeutics*	450	3
Agilent Technologies	5,700	233
Agios Pharmaceuticals*	400	20
Aimmune Therapeutics*	372	5
Air Methods*	1,315	49
Akebia Therapeutics*	1,073	10
Akorn*	1,300	33
Albany Molecular Research*	836	13
Alder Biopharmaceuticals*	959	25
Alere*	1,400	55
Alexion Pharmaceuticals*	3,600	501
Align Technology*	1,300	94
Alimera Sciences*	1,471	3
Allergan*	6,600	1,429
Alliance HealthCare Services*	437	3
Allscripts Healthcare Solutions*	2,900	39
Almost Family*	241	10

Description	Shares	Market Value ($ Thousands)
Alnylam Pharmaceuticals*	1,200	$80
AMAG Pharmaceuticals*	1,155	31
Amedisys*	946	49
AmerisourceBergen, Cl A	3,500	298
Amgen	12,800	2,026
Amicus Therapeutics*	3,882	29
AMN Healthcare Services*	1,645	58
Amphastar Pharmaceuticals*	1,064	13
Amsurg*	1,846	149
Anacor Pharmaceuticals*	1,407	88
Analogic	415	33
AngioDynamics*	845	10
ANI Pharmaceuticals*	264	12
Anika Therapeutics*	490	22
Antares Pharma*	7,318	8
Anthem	4,400	619
Anthera Pharmaceuticals*	1,328	5
Applied Genetic Technologies*	296	5
Aralez Pharmaceuticals*	1,780	7
Aratana Therapeutics*	993	6
Ardelyx*	743	6
Arena Pharmaceuticals*	8,108	14
ARIAD Pharmaceuticals*	5,609	40
Array BioPharma*	4,726	15
Arrowhead Pharmaceuticals*	1,993	12
Assembly Biosciences*	480	3
Asterias Biotherapeutics*	786	3
Atara Biotherapeutics*	564	10
athenahealth*	700	93
AtriCure*	950	15
Atrion	47	19
aTyr Pharma*	679	2
Avalanche Biotechnologies*	655	4
Avexis*	156	4
Axovant Sciences*	474	6
Baxalta	9,200	386
Baxter International	9,200	407
Becton Dickinson and	3,500	564
Bellicum Pharmaceuticals*	277	3
BioCryst Pharmaceuticals*	2,429	8
BioDelivery Sciences International*	1,550	5
Biogen*	3,800	1,045
BioMarin Pharmaceutical*	2,700	229
Bio-Rad Laboratories, Cl A*	400	57
BioScrip*	2,300	6
BioSpecifics Technologies*	165	6
Bio-Techne	600	56
BioTelemetry*	906	14
BioTime*	1,890	6
Bluebird Bio*	600	27
Blueprint Medicines*	314	5
Boston Scientific*	22,600	495

Adviser Managed Trust / Quarterly Report / April 30, 2016	31

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Bristol-Myers Squibb	27,900	$2,014
Brookdale Senior Living, Cl A*	3,000	55
Bruker	1,800	51
Calithera Biosciences*	370	2
Cambrex*	1,049	51
Cantel Medical	1,187	80
Capital Senior Living*	988	20
Cara Therapeutics*	666	4
Cardinal Health	5,600	439
Cardiovascular Systems*	1,061	15
Castlight Health, Cl B*	1,129	4
Catabasis Pharmaceuticals*	514	2
Catalent*	2,887	85
Catalyst Pharmaceuticals*	2,523	2
Celgene*	13,300	1,375
Celldex Therapeutics*	3,300	13
Cellular Biomedicine Group*	330	6
Cempra*	1,177	20
Centene*	2,900	180
Cepheid*	2,466	70
Cerner*	5,100	286
Cerus*	3,195	20
Charles River Laboratories International*	800	63
Chemed	587	76
ChemoCentryx*	937	2
Chiasma*	246	1
Chimerix*	1,530	9
Cidara Therapeutics*	162	2
Cigna	4,300	596
Civitas Solutions*	392	8
Clovis Oncology*	933	13
Coherus Biosciences*	790	15
Collegium Pharmaceutical*	255	5
Community Health Systems*	1,900	36
Computer Programs & Systems	379	19
Concert Pharmaceuticals*	515	7
ConforMIS*	346	4
CONMED	924	38
Cooper	800	122
Corcept Therapeutics*	2,073	10
Corindus Vascular Robotics*	2,321	2
Corium International*	802	4
CorMedix*	1,209	5
CorVel*	289	13
CR Bard	1,300	276
Cross Country Healthcare*	1,077	13
CryoLife	854	11
CTI BioPharma*	11,051	6
Curis*	3,700	7
Cutera*	433	5
Cynosure, Cl A*	742	36
Cytokinetics*	1,162	9

Description	Shares	Market Value ($ Thousands)
CytomX Therapeutics*	257	$3
CytRx*	2,218	7
DaVita HealthCare Partners*	2,900	214
DENTSPLY SIRONA	4,100	244
Depomed*	2,009	35
Dermira*	520	13
DexCom*	1,300	84
Dicerna Pharmaceuticals*	506	2
Dimension Therapeutics*	411	3
Diplomat Pharmacy*	1,211	37
Durect*	3,767	5
Dynavax Technologies*	1,228	20
Eagle Pharmaceuticals*	288	11
Edge Therapeutics*	283	2
Editas Medicine*	228	8
Edwards Lifesciences*	3,600	382
Eli Lilly	16,400	1,239
Emergent BioSolutions*	1,017	39
Enanta Pharmaceuticals*	535	16
EndoChoice Holdings*	582	3
Endocyte*	1,258	5
Endologix*	2,459	28
Ensign Group	1,705	38
Entellus Medical*	181	3
Envision Healthcare Holdings*	3,000	68
Epizyme*	1,347	14
Esperion Therapeutics*	439	7
Evolent Health, Cl A*	442	5
Exact Sciences*	3,213	23
Exactech*	342	8
ExamWorks Group*	1,385	50
Exelixis*	7,553	35
Express Scripts Holding*	10,600	782
Fibrocell Science*	876	2
FibroGen*	1,602	29
Five Prime Therapeutics*	759	36
Five Star Quality Care*	1,448	4
Flex Pharma*	182	2
Flexion Therapeutics*	466	5
Fluidigm*	964	9
Foamix Pharmaceuticals*	758	5
Foundation Medicine*	399	6
Galena Biopharma*	6,086	8
Genesis Healthcare, Cl A*	1,228	3
GenMark Diagnostics*	1,412	8
Genocea Biosciences*	723	3
Genomic Health*	595	16
Geron*	5,296	16
Gilead Sciences	22,900	2,020
Glaukos*	232	4
Global Blood Therapeutics*	232	5
Globus Medical, Cl A*	2,374	59

32	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Greatbatch*	855	$30
Haemonetics*	1,788	58
Halozyme Therapeutics*	3,554	37
Halyard Health*	1,559	44
Harvard Bioscience*	1,120	3
HCA Holdings*	5,400	435
HealthEquity*	1,215	31
HealthSouth	3,140	130
HealthStream*	846	19
Healthways*	1,040	12
HeartWare International*	578	19
Henry Schein*	1,400	236
Heron Therapeutics*	979	21
Heska*	191	6
Hill-Rom Holdings	900	44
HMS Holdings*	2,814	48
Hologic*	4,000	134
Humana	2,500	443
ICU Medical*	474	47
Idera Pharmaceuticals*	2,864	5
IDEXX Laboratories*	1,700	143
Ignyta*	719	5
Illumina*	2,400	324
Immune Design*	379	5
ImmunoGen*	2,889	20
Immunomedics*	3,232	11
Impax Laboratories*	2,475	83
Imprivata*	305	4
IMS Health Holdings*	2,200	59
INC Research Holdings, Cl A*	434	21
Incyte*	2,700	195
Infinity Pharmaceuticals*	1,642	10
Innoviva	2,853	35
Inogen*	526	26
Inovalon Holdings, Cl A*	400	7
Inovio Pharmaceuticals*	2,407	25
Insmed*	2,060	25
Insulet*	1,956	65
Insys Therapeutics*	788	11
Integra LifeSciences Holdings*	979	69
Intercept Pharmaceuticals*	300	45
Intersect ENT*	550	11
Intra-Cellular Therapies, Cl A*	893	31
Intrexon*	800	21
Intuitive Surgical*	600	376
Invacare	1,084	12
Invitae*	246	2
InVivo Therapeutics Holdings*	1,068	6
Invuity*	421	3
Ionis Pharmaceuticals*	1,900	78
iRadimed*	214	4
Ironwood Pharmaceuticals, Cl A*	4,220	44

Description	Shares	Market Value ($ Thousands)
Johnson & Johnson	46,500	$5,212
Juno Therapeutics*	200	8
K2M Group Holdings*	590	10
Karyopharm Therapeutics*	773	7
Keryx Biopharmaceuticals*	3,471	19
Kindred Healthcare	2,795	41
Kite Pharma*	1,123	52
La Jolla Pharmaceutical*	461	9
Laboratory Corp of America Holdings*	1,700	213
Landauer	321	11
Lannett*	889	17
Lantheus Holdings*	1,418	3
LDR Holding*	849	23
LeMaitre Vascular	398	7
Lexicon Pharmaceuticals*	1,392	19
LHC Group*	436	18
LifePoint Health*	700	47
Ligand Pharmaceuticals*	603	73
Lion Biotechnologies*	1,509	9
LivaNova*	1,525	80
Loxo Oncology*	306	7
Luminex*	1,441	29
MacroGenics*	1,055	22
Magellan Health*	863	61
MannKind*	8,265	11
Masimo*	1,511	65
McKesson	3,900	654
Medgenics*	744	4
Medicines*	2,277	81
Medidata Solutions*	1,898	83
Medivation*	2,700	156
MEDNAX*	1,500	107
Medtronic	24,000	1,900
Merck	47,500	2,605
Meridian Bioscience	1,397	27
Merit Medical Systems*	1,475	30
Merrimack Pharmaceuticals*	3,872	27
Mettler-Toledo International*	500	179
MiMedx Group*	3,641	27
Mirati Therapeutics*	384	8
Molina Healthcare*	1,356	70
Momenta Pharmaceuticals*	2,046	19
Mylan*	7,100	296
MyoKardia*	210	2
Myriad Genetics*	2,397	86
NanoString Technologies*	450	7
NantKwest*	223	2
Natera*	335	3
National HealthCare	339	22
National Research, Cl A	329	5
Natus Medical*	1,104	35
Navidea Biopharmaceuticals*	5,050	7

Adviser Managed Trust / Quarterly Report / April 30, 2016	33

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Nektar Therapeutics*	4,529	$71
Neogen*	1,281	61
NeoGenomics*	1,793	15
Neos Therapeutics*	385	3
Neurocrine Biosciences*	2,925	133
Nevro*	557	37
NewLink Genetics*	697	11
Nivalis Therapeutics*	581	2
Nobilis Health*	1,070	5
Northwest Biotherapeutics*	1,728	2
Novavax*	8,981	47
Novocure*	284	4
NuVasive*	1,670	88
Nuvectra*	286	2
NxStage Medical*	2,119	34
Ocular Therapeutix*	503	6
Omeros*	1,268	17
Omnicell*	1,214	39
OncoMed Pharmaceuticals*	566	7
Oncothyreon*	3,180	4
Ophthotech*	794	37
OPKO Health*	4,900	53
OraSure Technologies*	1,890	14
Orexigen Therapeutics*	7,583	3
Organovo Holdings*	3,000	8
Orthofix International*	629	28
Osiris Therapeutics*	639	4
Otonomy*	615	9
OvaScience*	786	7
Owens & Minor	2,170	79
Oxford Immunotec Global*	674	7
Pacific Biosciences of California*	2,333	23
Pacira Pharmaceuticals*	1,254	68
Paratek Pharmaceuticals*	408	6
PAREXEL International*	1,892	116
Patterson	1,400	61
PDL BioPharma	5,498	21
Penumbra*	154	8
Peregrine Pharmaceuticals*	12,395	4
PerkinElmer	1,800	91
Pernix Therapeutics Holdings*	3,534	3
Pfenex*	545	4
Pfizer	103,200	3,376
PharMerica*	1,018	24
Phibro Animal Health, Cl A	585	12
Portola Pharmaceuticals, Cl A*	1,672	40
PRA Health Sciences*	667	32
Premier, Cl A*	600	20
Press Ganey Holdings*	343	10
Prestige Brands Holdings*	1,799	102
Progenics Pharmaceuticals*	2,333	12
Proteon Therapeutics*	259	3

Description	Shares	Market Value ($ Thousands)
Providence Service*	424	$21
PTC Therapeutics*	1,134	8
Puma Biotechnology*	400	12
Quality Systems*	1,673	24
Quest Diagnostics	2,500	188
Quidel*	902	16
Quintiles Transnational Holdings*	1,300	90
Radius Health*	1,107	39
RadNet*	1,151	6
Raptor Pharmaceutical*	2,695	13
Regeneron Pharmaceuticals*	1,300	490
REGENXBIO*	243	3
Regulus Therapeutics*	948	6
Relypsa*	1,092	20
Repligen*	1,100	29
ResMed	2,300	128
Retrophin*	1,170	16
Revance Therapeutics*	614	11
Rigel Pharmaceuticals*	2,955	8
Rockwell Medical*	1,685	16
RTI Surgical*	1,921	8
Sage Therapeutics*	521	20
Sagent Pharmaceuticals*	741	9
Sangamo BioSciences*	2,331	15
Sarepta Therapeutics*	1,499	21
SciClone Pharmaceuticals*	1,661	22
SeaSpine Holdings*	287	4
Seattle Genetics*	1,700	60
Second Sight Medical Products*	396	2
Select Medical Holdings*	3,519	47
Sequenom*	3,957	5
Seres Therapeutics*	288	8
Sientra*	271	2
Sorrento Therapeutics*	950	7
Spark Therapeutics*	298	11
Spectranetics*	1,420	24
Spectrum Pharmaceuticals*	2,245	16
St. Jude Medical	4,800	366
STAAR Surgical*	1,301	10
Stemline Therapeutics*	523	3
STERIS	2,903	205
Stryker	5,700	621
Sucampo Pharmaceuticals, Cl A*	833	9
Supernus Pharmaceuticals*	1,150	20
Surgery Partners*	656	11
Surgical Care Affiliates*	721	35
SurModics*	436	9
Synergy Pharmaceuticals*	3,353	11
Synta Pharmaceuticals*	8,660	3
T2 Biosystems*	358	3
Tandem Diabetes Care*	592	7
Taro Pharmaceutical Industries*	65	9

34	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Team Health Holdings*	2,475	$104
Teladoc*	318	4
Teleflex	700	109
Teligent*	1,385	8
Tenet Healthcare*	1,600	51
TESARO*	780	32
Tetraphase Pharmaceuticals*	1,210	7
TG Therapeutics*	1,264	12
TherapeuticsMD*	4,818	40
Theravance Biopharma*	957	20
Thermo Fisher Scientific	6,700	966
Threshold Pharmaceuticals*	6,171	3
Tobira Therapeutics*	310	2
Tokai Pharmaceuticals*	318	2
TransEnterix*	1,592	2
Trevena*	1,065	8
Triple-S Management, Cl B*	809	21
Trovagene*	991	4
Trupanion*	546	7
Ultragenyx Pharmaceutical*	1,325	90
Unilife*	7,832	4
United Therapeutics*	800	84
UnitedHealth Group	16,000	2,107
Universal American*	1,669	12
Universal Health Services, Cl B	1,500	201
US Physical Therapy	415	21
Utah Medical Products	126	8
Vanda Pharmaceuticals*	1,400	12
Varian Medical Systems*	1,700	138
Vascular Solutions*	578	20
VCA*	1,300	82
Veeva Systems, Cl A*	1,100	30
Veracyte*	451	3
Verastem*	2,355	4
Versartis*	754	7
Vertex Pharmaceuticals*	4,100	346
Vitae Pharmaceuticals*	722	5
Vital Therapies*	712	6
VIVUS*	3,479	6
Vocera Communications*	862	10
Voyager Therapeutics*	193	2
vTv Therapeutics, Cl A*	501	3
VWR*	500	13
Waters*	1,400	182
WellCare Health Plans*	1,507	136
West Pharmaceutical Services	2,456	175
Wright Medical Group*	3,088	58
XBiotech*	274	3
Xencor*	954	12
XenoPort*	1,968	9
XOMA*	5,264	4
Zafgen*	551	4

Description	Shares	Market Value ($ Thousands)
Zeltiq Aesthetics*	1,079	$32
Zimmer Biomet Holdings	2,900	336
ZIOPHARM Oncology*	3,841	30
Zoetis, Cl A	8,400	395
Zogenix*	826	8
Zynerba Pharmaceuticals*	308	3

		55,099

Industrials — 7.3%
3M	10,700	1,791
AAON	1,371	36
AAR	1,188	29
ABM Industries	1,936	62
Acacia Research	1,711	8
ACCO Brands*	3,684	35
Accuride*	1,302	2
Actuant, Cl A	2,063	55
Acuity Brands	800	195
ADT	2,800	118
Advanced Drainage Systems	1,126	26
Advisory Board*	1,422	45
AECOM*	2,400	78
Aegion, Cl A*	1,228	26
Aerojet Rocketdyne Holdings*	2,097	38
Aerovironment*	660	19
AGCO	1,100	59
Air Lease, Cl A	1,700	52
Air Transport Services Group*	1,767	25
Aircastle	2,091	45
Alamo Group	325	18
Alaska Air Group	2,100	148
Albany International, Cl A	948	38
Allegiant Travel, Cl A	464	75
Allegion	1,700	111
Allied Motion Technologies	209	5
Allison Transmission Holdings	2,900	84
Altra Industrial Motion	884	25
AMERCO*	100	35
Ameresco, Cl A*	672	3
American Airlines Group	10,600	368
American Railcar Industries	294	12
American Science & Engineering	248	7
American Woodmark*	429	31
AMETEK	4,100	197
AO Smith	1,200	93
Apogee Enterprises	978	41
Applied Industrial Technologies	1,388	64
ARC Document Solutions*	1,367	6
ArcBest	872	17
Argan	434	15
Armstrong Flooring*	300	4
Armstrong World Industries*	600	25

Adviser Managed Trust / Quarterly Report / April 30, 2016	35

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Astec Industries	634	$31
Astronics*	738	27
Atlas Air Worldwide Holdings*	838	33
Avis Budget Group*	1,600	40
AZZ	863	47
Babcock & Wilcox, Cl W	1,700	57
Babcock & Wilcox Enterprises*	900	21
Barnes Group	1,887	61
Barrett Business Services	239	7
BE Aerospace	1,700	83
Beacon Roofing Supply*	1,708	73
Blue Bird*	343	4
BMC Stock Holdings*	1,256	22
Boeing	10,900	1,469
Brady, Cl A	1,600	42
Briggs & Stratton	1,494	32
Brink’s	1,684	57
Builders FirstSource*	1,699	19
CAI International*	543	6
Carlisle	1,100	112
Casella Waste Systems, Cl A*	1,326	10
Caterpillar	10,100	785
CBIZ*	1,657	17
CDI*	478	3
CEB	1,151	71
CECO Environmental	974	6
Celadon Group	916	9
CH Robinson Worldwide	2,400	170
Chart Industries*	1,024	26
Cintas	1,500	135
CIRCOR International	574	32
Civeo*	3,596	5
CLARCOR	1,726	101
Clean Harbors*	900	44
Colfax*	1,600	52
Columbus McKinnon	672	11
Comfort Systems	1,249	37
Commercial Vehicle Group*	1,006	3
Continental Building Products*	995	20
Copart*	1,800	77
Covanta Holding	1,900	31
Covenant Transportation Group, Cl A*	393	8
CRA International*	307	7
Crane	800	44
CSX	16,700	455
Cubic	726	30
Cummins	2,900	339
Curtiss-Wright	1,528	117
Danaher	10,000	968
Deere	5,300	446
Delta Air Lines	13,700	571
Deluxe	1,716	108

Description	Shares	Market Value ($ Thousands)
DigitalGlobe*	2,156	$48
Donaldson	2,200	72
Douglas Dynamics	749	17
Dover	2,800	184
Ducommun*	370	6
Dun & Bradstreet	600	66
DXP Enterprises*	422	9
Dycom Industries*	1,179	83
Echo Global Logistics*	992	23
EMCOR Group	2,155	104
Emerson Electric	11,200	612
Encore Wire	695	27
EnerSys	1,526	89
Engility Holdings*	601	12
Ennis	865	17
Enphase Energy*	924	2
EnPro Industries	765	45
Equifax	2,000	241
ESCO Technologies	874	34
Essendant	1,284	40
Esterline Technologies*	1,018	70
ExOne*	351	5
Expeditors International of Washington	3,100	154
Exponent	870	43
Fastenal	5,100	239
Federal Signal	2,095	29
FedEx	4,500	743
Flowserve	2,200	107
Fluor	2,400	131
Fortune Brands Home & Security	2,600	144
Forward Air	1,038	47
Franklin Covey*	411	7
Franklin Electric	1,652	52
FreightCar America	412	7
FTI Consulting*	1,440	58
FuelCell Energy*	809	5
G&K Services, Cl A	670	47
GATX	700	32
Generac Holdings*	2,385	91
General Cable	1,637	26
General Dynamics	4,600	646
General Electric	158,000	4,859
Genesee & Wyoming, Cl A*	900	59
Gibraltar Industries*	1,038	27
Global Brass & Copper Holdings	719	20
Golden Ocean Group*	4,445	4
Gorman-Rupp	639	18
GP Strategies*	437	10
Graco	900	71
Graham	340	6
Granite Construction	1,360	61
Great Lakes Dredge & Dock*	2,024	9

36	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Greenbrier	884	$27
Griffon	1,081	17
H&E Equipment Services	1,045	21
Harsco*	2,682	19
Hawaiian Holdings*	1,643	69
HC2 Holdings*	882	3
HD Supply Holdings*	2,800	96
Healthcare Services Group	2,464	93
Heartland Express	1,599	29
HEICO	644	40
HEICO, Cl A	1,377	70
Heidrick & Struggles International	614	12
Heritage-Crystal Clean*	421	4
Herman Miller	2,062	62
Hertz Global Holdings*	6,100	57
Hexcel	1,600	72
Hill International*	1,225	5
Hillenbrand	2,170	66
HNI	1,536	67
Honeywell International	13,100	1,497
Hub Group, Cl A*	1,208	47
Hubbell, Cl B	1,000	106
Huntington Ingalls Industries	800	116
Hurco	219	7
Huron Consulting Group*	722	40
Hyster-Yale Materials Handling, Cl A	318	19
ICF International*	654	26
IDEX	1,300	106
IHS, Cl A*	1,200	148
Illinois Tool Works	5,000	523
Ingersoll-Rand	200	13
InnerWorkings*	1,244	10
Insperity	539	28
Insteel Industries	617	18
Interface, Cl A	2,213	38
ITT	1,400	54
Jacobs Engineering Group*	2,000	89
JB Hunt Transport Services	1,500	124
JetBlue Airways*	5,100	101
John Bean Technologies	979	51
Joy Global	1,600	34
Kadant	367	17
Kaman	913	38
Kansas City Southern	1,800	171
KAR Auction Services	2,300	86
KBR	2,300	36
Kelly Services, Cl A	998	19
Kennametal	1,300	30
KEYW Holding*	1,122	8
Kforce	826	16
Kimball International, Cl B	1,150	13
Kirby*	900	57

Description	Shares	Market Value ($ Thousands)
KLX*	1,825	$62
Knight Transportation	2,165	58
Knoll	1,634	38
Korn	1,689	46
Kratos Defense & Security Solutions*	1,516	8
L-3 Communications Holdings, Cl 3	1,300	171
Landstar System	700	46
Lawson Products*	194	4
LB Foster, Cl A	347	7
Lennox International	700	94
Lincoln Electric Holdings	1,100	69
Lindsay	372	28
Lockheed Martin	4,600	1,069
LSI Industries	725	9
Lydall*	570	21
Macquarie Infrastructure	1,100	77
Manitowoc	2,200	13
Manitowoc Foodservice*	2,200	33
ManpowerGroup	1,200	92
Marten Transport	801	15
Masco	6,000	184
MasTec*	2,237	51
Matson	1,504	58
Matthews International, Cl A	1,141	60
McGrath RentCorp	800	20
Meritor*	3,061	26
Middleby*	1,000	110
Milacron Holdings*	492	8
Miller Industries	379	8
Mistras Group*	561	14
Mobile Mini	1,536	50
Moog, Cl A*	1,270	62
MRC Global*	3,452	48
MSA Safety	982	47
MSC Industrial Direct, Cl A	800	62
Mueller Industries	1,970	62
Mueller Water Products, Cl A	5,564	60
Multi-Color	423	25
MYR Group*	650	17
National Presto Industries	163	14
Navigant Consulting*	1,615	26
Navios Maritime Holdings*	2,725	3
Navistar International*	1,710	26
NCI Building Systems*	909	13
Neff, Cl A*	351	3
Nielsen Holdings	6,200	323
NN	900	14
Nordson	900	69
Norfolk Southern	5,100	460
Nortek*	324	15
Northrop Grumman	3,100	639
Northwest Pipe*	320	3

Adviser Managed Trust / Quarterly Report / April 30, 2016	37

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
NOW*	1,700	$31
NV5 Holdings*	172	4
Old Dominion Freight Line*	1,100	73
Omega Flex	97	3
On Assignment*	1,787	64
Orbital ATK	1,000	87
Orion Marine Group*	936	5
Oshkosh	1,200	59
Owens Corning	1,900	88
PACCAR	6,000	353
PAM Transportation Services*	102	3
Parker-Hannifin	2,400	278
Park-Ohio Holdings	294	8
Patrick Industries*	426	20
Pendrell*	9,054	5
PGT*	1,599	17
Pitney Bowes	3,100	65
Plug Power*	5,812	12
Ply Gem Holdings*	722	11
Powell Industries	305	10
Power Solutions International*	156	2
PowerSecure International*	752	14
Preformed Line Products	90	4
Primoris Services	1,299	30
Proto Labs*	803	48
Quad	963	12
Quanex Building Products	1,134	21
Quanta Services*	2,500	59
Radiant Logistics*	1,050	4
Raven Industries	1,266	20
Raytheon	5,100	644
RBC Bearings*	809	59
Regal Beloit	700	45
Republic Services, Cl A	4,200	198
Resources Connection	1,259	19
Rexnord*	3,502	76
Roadrunner Transportation Systems*	943	11
Robert Half International	2,200	84
Rockwell Automation	2,300	261
Rockwell Collins	2,300	203
Rollins	1,500	40
Roper Technologies	1,700	299
RPX*	1,818	20
RR Donnelley & Sons	3,400	59
Rush Enterprises, Cl A*	1,186	23
Ryder System	900	62
Safe Bulkers*	2,709	3
Saia*	840	24
Scorpio Bulkers*	1,497	6
Simpson Manufacturing	1,411	53
SkyWest	1,731	41
Snap-on	1,000	159

Description	Shares	Market Value ($ Thousands)
SolarCity*	1,000	$30
Southwest Airlines	11,300	504
SP Plus*	561	13
Sparton*	332	7
Spirit AeroSystems Holdings, Cl A*	2,200	104
Spirit Airlines*	1,200	53
SPX*	700	11
SPX FLOW*	700	21
Standex International	427	33
Stanley Black & Decker	2,600	291
Steelcase, Cl A	2,788	43
Stericycle*	1,400	134
Sun Hydraulics	762	27
Sunrun*	600	5
Swift Transportation, Cl A*	2,951	49
TAL International Group	1,113	19
TASER International*	1,790	33
Team*	969	28
Teledyne Technologies*	1,214	113
Tennant	616	33
Terex	1,700	41
Tetra Tech	2,082	61
Textainer Group Holdings	741	11
Textron	4,800	186
Thermon Group Holdings*	1,074	20
Timken	1,200	43
Titan International	1,448	10
Titan Machinery*	580	8
Toro	900	78
TransDigm Group*	900	205
TransUnion*	500	15
TRC*	573	5
Trex*	1,000	47
TriMas*	1,518	27
TriNet Group*	1,379	23
Trinity Industries	2,500	49
Triumph Group	800	29
TrueBlue*	1,404	26
Tutor Perini*	1,257	20
Twin Disc*	280	4
UniFirst	515	56
Union Pacific	14,700	1,282
United Continental Holdings*	6,100	279
United Parcel Service, Cl B	11,800	1,240
United Rentals*	1,500	100
United Technologies	14,000	1,461
Univar*	1,348	23
Universal Forest Products	697	53
Universal Truckload Services	265	4
US Ecology	726	33
USA Truck*	299	5
USG*	1,500	41

38	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Valmont Industries	400	$56
Vectrus*	353	8
Verisk Analytics, Cl A*	2,900	225
Veritiv*	273	11
Viad	672	20
Vicor*	550	5
Virgin America*	743	41
Volt Information Sciences*	320	2
VSE	139	9
Wabash National*	2,275	32
WABCO Holdings*	900	101
Wabtec	1,600	133
WageWorks*	1,233	66
Waste Connections	2,000	135
Waste Management	7,700	453
Watsco	400	54
Watts Water Technologies, Cl A	944	53
Werner Enterprises	1,486	38
Wesco Aircraft Holdings*	2,068	30
WESCO International*	700	41
West	1,748	37
Woodward	2,125	115
WW Grainger	1,100	258
Xerium Technologies*	714	4
XPO Logistics*	2,458	74
Xylem	3,200	134
YRC Worldwide*	1,097	10

		42,740

Information Technology — 12.7%
3D Systems*	2,200	39
58.com ADR*	500	27
A10 Networks*	1,136	7
ACI Worldwide*	4,033	81
Activision Blizzard	8,600	296
Actua*	1,360	13
Acxiom*	2,704	59
Adobe Systems*	8,400	791
ADTRAN	1,672	32
Advanced Energy Industries*	1,370	44
Advanced Micro Devices*	21,847	78
Aerohive Networks*	822	5
Agilysys*	514	5
Akamai Technologies*	2,900	148
Alarm.com Holdings*	270	6
Alibaba Group Holding ADR*	7,700	592
Alliance Data Systems*	1,100	224
Alliance Fiber Optic Products*	433	8
Alpha & Omega Semiconductor*	642	8
Alphabet, Cl C*	4,900	3,396
Alphabet, Cl A*	4,800	3,398
Ambarella*	1,049	43

Description	Shares	Market Value ($ Thousands)
Amber Road*	592	$3
Amdocs	2,500	141
American Software, Cl A	835	8
Amkor Technology*	3,315	19
Amphenol, Cl A	5,200	290
Analog Devices	5,300	298
Angie’s List*	1,468	13
Anixter International*	987	61
ANSYS*	1,500	136
Apigee*	363	4
Appfolio, Cl A*	189	2
Apple	96,700	9,065
Applied Materials	19,400	397
Applied Micro Circuits*	2,711	17
Applied Optoelectronics*	568	6
Arista Networks*	500	33
ARRIS International*	3,000	68
Arrow Electronics*	1,700	106
Aspen Technology*	2,935	112
Atlassian, Cl A*	400	9
Autodesk*	3,900	233
Automatic Data Processing	7,900	699
AVG Technologies*	1,372	27
Avid Technology*	1,082	6
Avnet	2,200	90
AVX	1,548	20
Axcelis Technologies*	3,804	11
Badger Meter	484	35
Bankrate*	2,083	19
Barracuda Networks*	272	5
Bazaarvoice*	2,044	7
Bel Fuse, Cl B	346	6
Belden	1,470	93
Benchmark Electronics*	1,755	34
Benefitfocus*	264	10
Black Box	515	8
Black Knight Financial Services, Cl A*	300	10
Blackbaud	1,613	100
Blackhawk Network Holdings, Cl A*	1,878	60
Blucora*	1,370	11
Booz Allen Hamilton Holding, Cl A	1,600	44
Bottomline Technologies*	1,371	34
Box, Cl A*	433	6
Brightcove*	1,090	7
Broadcom	6,300	918
Broadridge Financial Solutions	2,100	126
BroadSoft*	976	38
Brocade Communications Systems	6,800	65
Brooks Automation	2,261	21
CA	5,200	154
Cabot Microelectronics	828	35
CACI International, Cl A*	834	80

Adviser Managed Trust / Quarterly Report / April 30, 2016	39

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Cadence Design Systems*	4,700	$109
CalAmp*	1,214	18
Calix*	1,392	10
Callidus Software*	1,851	34
Carbonite*	607	5
Cardtronics*	1,504	59
Care.com*	642	5
Cascade Microtech*	455	9
Cass Information Systems	384	19
Cavium*	1,902	94
CDK Global	2,600	124
CDW	2,100	81
CEVA*	690	16
ChannelAdvisor*	726	9
Checkpoint Systems*	1,409	14
Ciber*	2,641	6
Ciena*	4,250	72
Cirrus Logic*	2,183	79
Cisco Systems	85,600	2,353
Citrix Systems*	2,700	221
Clearfield*	378	7
Cognex	1,400	50
Cognizant Technology Solutions, Cl A*	10,300	601
Coherent*	820	77
Cohu	868	10
CommScope Holding*	1,700	52
CommVault Systems*	1,561	68
Computer Sciences	2,200	73
comScore*	1,641	50
Comtech Telecommunications	544	13
Control4*	698	5
Convergys	3,406	90
CoreLogic*	1,500	53
Cornerstone OnDemand*	1,864	64
Corning	18,800	351
CoStar Group*	600	118
CPI Card Group	578	5
Cray*	1,368	52
Cree*	1,700	42
CSG Systems International	1,097	49
CSRA	2,200	57
CTS	1,112	18
Cvent*	783	28
Cypress Semiconductor	5,100	46
Daktronics	1,288	11
Datalink*	648	5
Demandware*	1,157	53
DHI Group*	1,407	10
Diebold	2,244	59
Digi International*	835	9
Digimarc*	273	8
Digital Turbine*	3,797	3

Description	Shares	Market Value ($ Thousands)
Diodes*	1,256	$23
Dolby Laboratories, Cl A	800	38
DSP Group*	749	7
DST Systems	600	72
DTS*	592	13
EarthLink Holdings	3,454	20
Eastman Kodak*	588	7
eBay*	20,500	501
Ebix	899	43
EchoStar, Cl A*	700	29
Electro Rent	557	6
Electronic Arts*	5,300	328
Electronics For Imaging*	1,619	64
Ellie Mae*	1,010	84
EMC	32,600	851
EMCORE*	655	4
Endurance International Group Holdings*	1,963	21
EnerNOC*	907	6
Entegris*	4,844	64
Envestnet*	1,298	41
EPAM Systems*	1,676	122
Epiq Systems	1,083	16
ePlus*	189	15
Euronet Worldwide*	1,777	137
Everi Holdings*	2,205	4
EVERTEC	2,204	30
Everyday Health*	724	4
Exar*	1,317	8
ExlService Holdings*	1,153	56
Extreme Networks*	3,353	12
F5 Networks*	1,200	126
Facebook, Cl A*	36,300	4,268
Fair Isaac	1,066	114
Fairchild Semiconductor International, Cl A*	4,004	80
FARO Technologies*	582	17
FEI	1,424	127
Fidelity National Information Services	4,800	316
Finisar*	3,594	59
FireEye*	2,200	38
First Data, Cl A*	2,900	33
First Solar*	1,200	67
Fiserv*	3,800	371
Fitbit, Cl A*	700	13
Five9*	795	7
FleetCor Technologies*	1,600	247
FLIR Systems	2,300	69
FormFactor*	1,929	15
Forrester Research	338	11
Fortinet*	2,300	75
Gartner*	1,400	122
Genpact*	2,600	72

40	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Gigamon*	917	$30
Global Payments	2,719	196
Globant*	511	18
Glu Mobile*	4,032	11
GoDaddy, Cl A*	400	12
Gogo*	1,881	20
GrubHub*	2,591	68
GSI Group*	1,152	17
GTT Communications*	820	13
Guidance Software*	637	3
Guidewire Software*	2,403	137
Hackett Group	803	12
Harmonic*	2,546	9
Harris	2,200	176
Hewlett Packard Enterprise	28,900	481
Hortonworks*	298	3
HP	29,200	358
HubSpot*	630	28
IAC*	1,200	56
II-VI*	1,756	37
Imation*	2,245	4
Immersion*	938	7
Imperva*	940	44
Infinera*	4,460	53
Infoblox*	2,004	34
Ingram Micro, Cl A*	2,400	84
Inphi*	1,283	38
Insight Enterprises*	1,299	32
Instructure*	169	3
Integrated Device Technology*	4,665	90
Intel	79,600	2,410
Interactive Intelligence Group*	579	22
InterDigital	1,242	71
Internap*	1,841	4
International Business Machines	15,200	2,218
Intersil, Cl A	4,417	52
Intralinks Holdings*	1,346	12
Intuit	4,300	434
InvenSense, Cl A*	2,595	20
IPG Photonics*	600	52
Itron*	1,332	55
Ixia*	2,031	21
IXYS	832	9
j2 Global	1,657	105
Jabil Circuit	3,100	54
Jack Henry & Associates	1,500	122
Jive Software*	1,563	6
Juniper Networks	6,400	150
Keysight Technologies*	2,700	70
Kimball Electronics*	977	11
KLA-Tencor	2,800	196
Knowles*	2,925	39

Description	Shares	Market Value ($ Thousands)
Kopin*	2,228	$4
KVH Industries*	537	5
Lam Research	2,600	199
Lattice Semiconductor*	3,913	22
Leidos Holdings	1,100	55
Lexmark International, Cl A	1,000	39
Limelight Networks*	2,039	4
Linear Technology	3,900	173
LinkedIn, Cl A*	1,800	226
Lionbridge Technologies*	2,155	11
Liquidity Services*	807	4
Littelfuse	778	91
LivePerson*	1,910	12
LogMeIn*	825	49
Lumentum Holdings*	800	20
Luxoft Holding, Cl A*	615	36
M/A-COM Technology Solutions*	786	32
Manhattan Associates*	2,520	153
ManTech International, Cl A	812	27
Marchex, Cl B	1,091	5
Marin Software*	1,055	3
Marketo*	1,224	27
Marvell Technology Group	7,300	73
MasterCard, Cl A	16,800	1,629
Match Group*	600	7
Mattson Technology*	2,508	9
Maxim Integrated Products	5,000	179
MAXIMUS	2,261	120
MaxLinear, Cl A*	1,840	31
Mentor Graphics	3,182	63
Mercury Systems*	1,410	30
Mesa Laboratories	97	10
Methode Electronics	1,285	38
Microchip Technology	3,800	185
Micron Technology*	18,600	200
Microsemi*	3,720	126
Microsoft	135,900	6,777
MicroStrategy, Cl A*	312	56
MINDBODY, Cl A*	239	3
MKS Instruments	1,839	66
MobileIron*	1,376	5
Mobileye*	707	27
Model N*	701	7
ModusLink Global Solutions*	2,583	4
MoneyGram International*	981	6
Monolithic Power Systems	1,358	85
Monotype Imaging Holdings	1,341	30
Monster Worldwide*	3,049	10
Motorola Solutions	2,900	218
MTS Systems	499	28
Multi-Fineline Electronix*	305	7
Nanometrics*	804	14

Adviser Managed Trust / Quarterly Report / April 30, 2016	41

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
National Instruments	1,800	$50
NCR*	2,200	64
NeoPhotonics*	989	12
NetApp	4,800	113
NETGEAR*	1,077	46
NetScout Systems*	3,169	71
NetSuite*	600	49
NeuStar, Cl A*	1,854	44
New Relic*	193	5
Newport*	1,334	31
NIC	2,196	39
Nimble Storage*	2,001	15
Novatel Wireless*	1,262	2
Nuance Communications*	4,100	70
NVE	163	9
NVIDIA	9,100	323
Oclaro*	3,276	17
ON Semiconductor*	6,900	65
OPOWER*	876	7
Oracle	53,300	2,125
OSI Systems*	663	34
Palo Alto Networks*	1,300	196
Pandora Media*	3,400	34
Park City Group*	356	3
Park Electrochemical	683	11
Paychex	5,500	287
Paycom Software*	1,056	40
Paylocity Holding*	519	20
PayPal Holdings*	20,400	799
PC Connection	357	8
PDF Solutions*	905	12
Pegasystems	1,197	32
Perficient*	1,187	25
PFSweb*	403	6
Photronics*	2,226	24
Plantronics	1,180	45
Plexus*	1,125	47
Polycom*	4,677	56
Power Integrations	986	48
Progress Software*	1,696	43
Proofpoint*	1,356	79
PROS Holdings*	800	9
PTC*	1,900	69
Pure Storage, Cl A*	963	14
Q2 Holdings*	653	16
QAD, Cl A	343	7
Qlik Technologies*	3,136	97
QLogic*	2,774	36
Qorvo*	2,300	104
QUALCOMM	25,200	1,273
Qualys*	833	21
Quantum*	11,227	5

Description	Shares	Market Value ($ Thousands)
QuinStreet*	1,192	$4
Quotient Technology*	2,045	24
Rackspace Hosting*	1,900	43
Rambus*	3,868	45
Rapid7*	269	3
RealNetworks*	777	4
RealPage*	1,767	39
Red Hat*	3,000	220
Reis	286	7
RetailMeNot*	1,175	10
RingCentral, Cl A*	1,795	34
Rocket Fuel*	884	3
Rofin-Sinar Technologies*	944	30
Rogers*	623	36
Rovi*	2,768	49
Rubicon Project*	861	17
Ruckus Wireless*	2,524	35
Rudolph Technologies*	1,069	15
Sabre	1,800	52
salesforce.com*	11,000	834
SanDisk*	3,500	263
Sanmina*	2,710	64
Sapiens International	800	9
ScanSource*	896	36
Science Applications International	1,582	84
SciQuest*	924	13
Seachange International*	1,116	4
Semtech*	2,224	48
ServiceNow*	2,700	193
ServiceSource International*	1,973	8
ShoreTel*	2,163	13
Shutterstock*	658	27
Sigma Designs*	1,186	7
Silicon Graphics International*	1,166	5
Silicon Laboratories*	1,473	69
Silver Springs Network*	1,220	17
Skyworks Solutions	3,300	220
Sonus Networks*	1,656	14
Splunk*	2,000	104
SPS Commerce*	552	28
Square, Cl A*	500	7
SS&C Technologies Holdings	1,300	79
Stamps.com*	477	39
SunPower, Cl A*	900	18
Super Micro Computer*	1,235	33
Sykes Enterprises*	1,305	38
Symantec	11,700	195
Synaptics*	1,266	91
Synchronoss Technologies*	1,299	40
SYNNEX	988	82
Synopsys*	2,500	119
Syntel*	1,051	45

42	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Tableau Software, Cl A*	800	$41
Take-Two Interactive Software*	2,909	99
Tangoe*	1,306	12
Tech Data*	1,264	87
TechTarget*	656	5
Telenav*	947	5
TeleTech Holdings	544	15
Teradata*	2,200	56
Teradyne	3,500	66
Tessera Technologies	1,762	51
Texas Instruments	17,400	992
Textura*	663	17
TiVo*	3,253	32
Total System Services	2,700	138
Travelport Worldwide	3,537	49
Travelzoo*	466	4
Trimble Navigation*	4,200	101
TrueCar*	1,639	11
TTM Technologies*	1,977	13
TubeMogul*	521	7
Twitter*	9,800	143
Tyler Technologies*	1,151	169
Ubiquiti Networks*	968	34
Ultimate Software Group*	500	98
Ultra Clean Holdings*	1,058	6
Ultratech*	925	20
Unisys*	1,672	13
United Online*	492	5
Universal Display*	1,389	81
Vantiv, Cl A*	2,500	136
Varonis Systems*	301	6
VASCO Data Security International*	984	17
Veeco Instruments*	1,353	25
VeriFone Systems*	1,800	51
Verint Systems*	2,113	71
VeriSign*	1,600	138
ViaSat*	1,468	113
Viavi Solutions*	3,800	25
Violin Memory*	8,228	3
VirnetX Holding*	1,517	7
Virtusa*	993	35
Visa, Cl A	32,900	2,541
Vishay Intertechnology	4,689	57
Vishay Precision Group*	422	6
VMware, Cl A*	1,300	74
Web.com Group*	1,468	29
WebMD Health, Cl A*	1,306	82
Western Digital	3,900	159
Western Union	8,400	168
WEX*	600	57
Workday, Cl A*	1,900	142
Workiva, Cl A*	246	3

Description	Shares	Market Value ($ Thousands)
Xactly*	259	$2
Xcerra*	1,827	11
Xerox	17,400	167
Xilinx	4,400	190
XO Group*	887	16
Xura*	760	17
Yahoo!*	15,800	578
Yelp, Cl A*	1,100	23
Zebra Technologies, Cl A*	800	50
Zendesk*	1,892	43
Zillow Group, Cl A*	700	17
Zillow Group, Cl C*	1,400	34
Zix*	1,927	7
Zynga, Cl A*	11,700	28

		74,565

Materials — 2.3%
A Schulman	982	27
AEP Industries	133	8
Air Products & Chemicals	3,600	525
Airgas	1,200	171
AK Steel Holding*	5,956	28
Albemarle	1,800	119
Alcoa	22,300	249
Allegheny Technologies	1,800	29
American Vanguard*	976	16
AptarGroup	1,000	76
Ashland	1,100	123
Avery Dennison	1,500	109
Axalta Coating Systems*	1,600	46
Axiall	2,432	57
Balchem	1,072	66
Ball	2,400	171
Bemis	1,600	80
Berry Plastics Group*	4,085	147
Boise Cascade*	1,325	28
Cabot	1,000	49
Calgon Carbon	1,800	29
Carpenter Technology	1,621	57
Celanese, Cl A	2,500	177
Century Aluminum*	1,650	15
CF Industries Holdings	3,800	126
Chase	232	13
Chemours	2,900	26
Chemtura*	2,319	65
Clearwater Paper*	595	36
Cliffs Natural Resources*	6,033	32
Coeur Mining*	4,555	37
Commercial Metals	3,987	71
Compass Minerals International	500	37
Core Molding Technologies*	257	3
Crown Holdings*	2,300	122

Adviser Managed Trust / Quarterly Report / April 30, 2016	43

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Deltic Timber	368	$23
Domtar	1,000	39
Dow Chemical	18,800	989
E.I. du Pont de Nemours	15,200	1,002
Eagle Materials	800	59
Eastman Chemical	2,600	199
Ecolab	4,400	506
Ferro*	2,324	30
Ferroglobe	2,177	22
Flotek Industries*	1,792	17
FMC	2,200	95
Freeport-McMoRan*	21,300	298
FutureFuel	818	9
GCP Applied Technologies*	1,200	27
Graphic Packaging Holding	5,300	70
Greif, Cl A	1,032	36
Handy & Harman*	87	2
Hawkins	355	14
Haynes International	416	16
HB Fuller	1,734	78
Headwaters*	2,470	49
Hecla Mining	12,407	53
Huntsman	3,300	52
Innophos Holdings	658	24
Innospec	812	39
International Flavors & Fragrances	1,400	167
International Paper	7,100	307
Intrepid Potash*	1,881	2
Kaiser Aluminum	575	55
KapStone Paper and Packaging	2,854	45
KMG Chemicals	325	8
Koppers Holdings*	688	17
Kraton Performance Polymers*	1,049	24
Kronos Worldwide	702	5
Louisiana-Pacific*	4,917	84
LSB Industries*	661	9
Martin Marietta Materials	1,100	186
Materion	675	20
Minerals Technologies	1,196	72
MMC Norilsk Nickel PJSC ADR	800	12
Monsanto	7,400	693
Mosaic	6,000	168
Multi Packaging Solutions International*	635	11
Myers Industries	818	11
Neenah Paper	560	36
NewMarket	200	81
Newmont Mining	9,000	315
Nucor	5,400	269
Olin	5,668	123
Olympic Steel	305	7
OMNOVA Solutions*	1,570	11
Owens-Illinois*	2,600	48

Description	Shares	Market Value ($ Thousands)
Packaging Corp of America	1,600	$104
PH Glatfelter	1,449	33
Platform Specialty Products*	2,100	22
PolyOne	3,069	110
PPG Industries	4,600	508
Praxair	4,800	564
Quaker Chemical	447	40
Rayonier Advanced Materials	1,362	14
Real Industry*	820	7
Reliance Steel & Aluminum	1,200	89
Rentech*	769	3
Royal Gold	1,000	63
RPM International	2,200	111
Ryerson Holding*	367	3
Schnitzer Steel Industries, Cl A	888	18
Schweitzer-Mauduit International	1,021	35
Scotts Miracle-Gro, Cl A	700	50
Sealed Air	3,400	161
Senomyx*	1,468	4
Sensient Technologies	1,606	108
Sherwin-Williams	1,400	402
Silgan Holdings	700	35
Sonoco Products	1,600	75
Southern Copper	4,000	119
Steel Dynamics	3,900	98
Stepan	646	40
Stillwater Mining*	4,044	49
Summit Materials, Cl A*	1,063	22
SunCoke Energy*	2,185	16
TimkenSteel*	1,338	17
Trecora Resources*	677	8
Tredegar	839	13
United States Lime & Minerals	67	4
United States Steel	2,400	46
US Concrete*	489	30
Valhi	1,555	3
Valspar	1,400	149
Vedanta ADR	15,000	94
Vulcan Materials	2,300	248
Westlake Chemical	700	35
WestRock	4,500	188
Worthington Industries	1,660	63
WR Grace	1,200	92

		13,397

Telecommunication Services — 1.6%
8x8*	2,955	33
AT&T	102,300	3,971
Atlantic Telegraph-Network	344	25
Boingo Wireless*	1,227	9
CenturyLink	9,600	297
Cincinnati Bell*	7,025	27

44	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Cogent Communications Holdings	1,592	$62
Consolidated Communications Holdings	1,692	40
FairPoint Communications*	699	9
Frontier Communications	18,900	105
General Communication, Cl A*	1,170	20
Globalstar*	15,952	31
Hawaiian Telcom Holdco*	384	9
IDT, Cl B	560	9
inContact*	2,059	19
Inteliquent	1,123	19
Intelsat*	942	4
Iridium Communications*	2,751	22
Level 3 Communications*	4,900	256
Lumos Networks*	763	10
NTELOS Holdings*	581	5
ORBCOMM*	2,002	20
pdvWireless*	435	18
Rostelecom PJSC ADR	4,408	40
SBA Communications, Cl A*	2,200	227
Shenandoah Telecommunications	1,619	46
Spok Holdings	691	12
Sprint*	12,000	41
Straight Path Communications*	314	11
Telephone & Data Systems	1,500	44
T-Mobile US*	4,700	185
United States Cellular*	200	8
Verizon Communications	68,400	3,484
Vonage Holdings*	6,220	29
Windstream Holdings	3,068	27
Zayo Group Holdings*	2,300	60

		9,234

Utilities — 2.3%
AES	11,000	123
AGL Resources	2,100	138
ALLETE	1,681	94
Alliant Energy	2,000	141
Ameren	4,200	202
American Electric Power	8,200	521
American States Water	1,310	55
American Water Works	3,100	226
Aqua America	2,900	92
Artesian Resources, Cl A	263	7
Atmos Energy	1,800	131
Avangrid	900	36
Avista	2,151	86
Black Hills	1,761	107
California Water Service Group	1,603	45
Calpine*	6,000	95
CenterPoint Energy	7,000	150
Chesapeake Utilities	510	30
CMS Energy	4,500	183

Description	Shares	Market Value ($ Thousands)
Connecticut Water Service	373	$18
Consolidated Edison	5,000	373
Consolidated Water	493	7
Dominion Resources	10,000	715
DTE Energy	3,000	267
Duke Energy	11,600	914
Dynegy, Cl A*	4,153	73
Edison International	5,500	389
El Paso Electric	1,396	63
Empire District Electric	1,461	49
Entergy	3,100	233
Eversource Energy	5,400	305
Exelon	15,500	544
FirstEnergy	7,200	235
Genie Energy, Cl B	420	3
Great Plains Energy	2,500	78
Hawaiian Electric Industries*	1,700	56
IDACORP	1,726	125
ITC Holdings	2,500	110
MDU Resources Group	3,200	64
MGE Energy	1,200	60
Middlesex Water	539	20
National Fuel Gas	1,400	78
New Jersey Resources	2,943	105
NextEra Energy	7,500	882
NiSource	5,100	116
Northwest Natural Gas	916	47
NorthWestern	1,621	92
NRG Energy	5,100	77
NRG Yield, Cl A	1,155	17
NRG Yield, Cl C	2,103	34
OGE Energy	3,200	95
ONE Gas	1,808	106
Ormat Technologies	1,289	56
Otter Tail	1,256	36
Pattern Energy Group, Cl A	1,867	39
PG&E	8,100	471
Piedmont Natural Gas	2,692	161
Pinnacle West Capital	1,800	131
PNM Resources	2,749	87
Portland General Electric	3,047	121
PPL	11,300	425
Public Service Enterprise Group	8,500	392
Questar	2,800	70
SCANA	2,500	172
Sempra Energy	4,200	434
SJW	530	18
South Jersey Industries	2,363	66
Southern	15,200	761
Southwest Gas	1,611	105
Spark Energy, Cl A	101	3
Spire	1,491	95

Adviser Managed Trust / Quarterly Report / April 30, 2016	45

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Continued)

April 30, 2016

Description	Shares	Market Value ($ Thousands)
Talen Energy*	2,794	$33
TECO Energy	3,800	105
TerraForm Global, Cl A	1,440	4
TerraForm Power, Cl A	900	10
UGI	2,800	113
Unitil	467	18
Vectren	1,300	63
Vivint Solar*	692	2
WEC Energy Group	5,400	314
Westar Energy, Cl A	2,300	119
WGL Holdings	1,707	116
Xcel Energy	8,600	344
York Water	430	13

		13,709

		394,076

Total Common Stock (Cost $564,389) ($ Thousands)		561,974

EXCHANGE TRADED FUNDS — 1.0%

United States — 1.0%
iShares MSCI India	72,827	1,971
iShares Trust MSCI Taiwan Index	310,000	4,048
SPDR S&P 500 Trust	752	155

Total Exchange Traded Funds (Cost $6,306) ($ Thousands)		6,174

PREFERRED STOCK — 0.5%

Brazil — 0.3%
Banco Bradesco	43,230	325
Braskem	2,200	16
Centrais Eletricas Brasileiras*	4,800	18
Cia Brasileira de Distribuicao	2,300	34
Cia Energetica de Minas Gerais	10,800	21
Cia Energetica de Sao Paulo	2,700	11
Cia Paranaense de Energia	1,500	12
Gerdau	12,300	28
Itau Unibanco Holding	47,100	449
Itausa - Investimentos Itau	56,100	140
Lojas Americanas	8,400	39
Petroleo Brasileiro*	61,800	183
Suzano Papel e Celulose, Cl A	5,300	20
Telefonica Brasil	6,400	79
Vale*	30,600	140

		1,515

Chile — 0.0%
Embotelladora Andina	5,517	19

Description	Shares	Market Value ($ Thousands)
Sociedad Quimica y Minera de Chile, Cl B	1,400	$30

		49

Colombia — 0.0%
Bancolombia	6,100	58
Grupo Aval Acciones y Valores	50,100	21
Grupo de Inversiones Suramericana	1,400	18

		97

Germany — 0.1%
Bayerische Motoren Werke	474	38
FUCHS PETROLUB	604	26
Henkel & KGaA	1,692	193
Porsche Automobil Holding	1,554	87
Volkswagen	1,757	254

		598

South Korea — 0.1%
Amorepacific	100	20
Hyundai Motor	800	70
LG Chemical	100	17
Samsung Electronics	320	293

		400

Total Preferred Stock (Cost $2,558) ($ Thousands)		2,659

	Number of Rights

RIGHTS* — 0.0%

Thailand — 0.0%
True Corp. Strike price $7.15, Expiration date 6/22/16 (B)	42,081	—

United States — 0.0%
Durata Therapeutics, Strike price $21.50, Expiration date 5/27/16‡	1,300	—
Enterprise Bancorp, Strike price $21.50, Expiration date 5/27/16	256	1

Total Rights (Cost $—) ($ Thousands)		1

Total Investments — 97.3% (Cost $573,253) ($ Thousands) @		$570,808

46	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund (Concluded)

April 30, 2016

A list of the open futures contracts held by the Fund at April 30, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
MSCI EAFE Index E-MINI	29	Jun-2016	$(35)
MSCI Emerging Markets E-MINI	47	Jun-2016	(20)
Russell 2000 Index E-MINI	26	Jun-2016	0
S&P 500 Index E-MINI	60	Jun-2016	(51)
S&P Mid Cap 400 Index E-MINI	5	Jun-2016	2

			$(104)

For the period ended April 30, 2016 , the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $586,471 ($ Thousands).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(B)	Securities considered illiquid. The total value of such securities as of April 30, 2016 was $86 ($ Thousands) and represented 0.01% of Net Assets.

(C)	Security is a Master Limited Partnership. At April 30, 2016, such securities amounted to $72 ($ Thousands), or 0.01% of Net Assets (See Note 2).
*	Non-income producing security.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia, Far East

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

NVDR — Non-voting depository receipt

S&P — Standard & Poor’s

Ser — Series

SPDR — Standard & Poor’s Depository Receipt

As of April 30, 2016, all of the Fund’s investments and other financial instruments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

@ At April 30, 2016 the tax basis cost of the Fund’s investments was $573,253 ($ Thousands), and the unrealized appreciation and depreciation were $9,719 ($ Thousands) and $(12,164) ($ Thousands), respectively.

For the period ended April 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended April 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

The following is a summary of the transactions with affiliates for the period ended April 30, 2016 ($ Thousands):

Security Description	Value 8/1/2015	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value 4/30/2016	Dividend Income
SEI Investments	$362	$105	$(324)	$62	$(94)	$111	$—

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Adviser Managed Trust / Quarterly Report / April 30, 2016	47

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 30.5%

Consumer Discretionary — 3.8%
1011778 BC ULC / New Red Finance
6.000%, 04/01/2022 (A)	$350	$361
4.625%, 01/15/2022 (A)	256	263
21st Century Fox America
6.650%, 11/15/2037	100	129
6.150%, 02/15/2041	250	309
4.500%, 02/15/2021	100	111
3.000%, 09/15/2022	300	312
24 Hour Holdings III
8.000%, 06/01/2022 (A)	125	100
Advance Auto Parts
4.500%, 12/01/2023	100	106
Altice Financing
7.500%, 05/15/2026 (A)	425	426
Altice US Finance I
5.500%, 05/15/2026 (A)	328	331
Amazon.com
4.950%, 12/05/2044	100	117
4.800%, 12/05/2034	100	114
2.500%, 11/29/2022	200	205
AMC Entertainment
5.750%, 06/15/2025	88	90
AMC Networks
5.000%, 04/01/2024	150	150
4.750%, 12/15/2022	100	101
American Axle & Manufacturing
6.625%, 10/15/2022	100	106
American Builders & Contractors Supply
5.625%, 04/15/2021 (A)	100	103
American Honda Finance MTN
2.250%, 08/15/2019	200	206
1.700%, 02/22/2019	25	25
1.600%, 07/13/2018	100	101
American Tire Distributors
10.250%, 03/01/2022 (A)	100	90
APX Group
8.750%, 12/01/2020	100	94
6.375%, 12/01/2019	150	150
Aramark Services
5.750%, 03/15/2020	200	206
Ashtead Capital
5.625%, 10/01/2024 (A)	200	208
Associated Materials
9.125%, 11/01/2017	100	82
AutoNation
4.500%, 10/01/2025	100	104
AutoZone
3.700%, 04/15/2022	80	85
Bed Bath & Beyond
5.165%, 08/01/2044	100	91

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Block Financial
4.125%, 10/01/2020	$100	$102
BorgWarner
4.375%, 03/15/2045	50	48
3.375%, 03/15/2025	100	99
Boyd Gaming
6.875%, 05/15/2023	137	142
6.375%, 04/01/2026 (A)	100	102
Brookfield Residential Properties
6.500%, 12/15/2020 (A)	100	98
6.125%, 07/01/2022 (A)	100	93
Caesars Entertainment Resort Properties
11.000%, 10/01/2021	200	188
8.000%, 10/01/2020	150	147
Caesars Growth Properties Holdings
9.375%, 05/01/2022	100	87
CBS
5.500%, 05/15/2033	175	188
4.000%, 01/15/2026	235	250
3.500%, 01/15/2025	100	103
CCO Holdings
5.875%, 04/01/2024 (A)	317	332
CCO Safari II
6.834%, 10/23/2055 (A)	35	40
6.484%, 10/23/2045 (A)	165	195
6.384%, 10/23/2035 (A)	50	58
4.908%, 07/23/2025 (A)	150	161
4.464%, 07/23/2022 (A)	250	266
3.579%, 07/23/2020 (A)	55	57
CCOH Safari
5.750%, 02/15/2026 (A)	600	619
Chinos Intermediate Holdings
7.750%, 05/01/2019 (A)	50	24
Cinemark
4.875%, 06/01/2023	150	149
Claire’s Stores
9.000%, 03/15/2019 (A)	200	144
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	300	278
6.500%, 11/15/2022	400	402
Comcast
5.700%, 05/15/2018	250	273
4.750%, 03/01/2044	200	232
4.600%, 08/15/2045	100	113
4.400%, 08/15/2035	200	221
4.250%, 01/15/2033	100	108
4.200%, 08/15/2034	400	429
3.375%, 02/15/2025	150	160
3.375%, 08/15/2025	65	69
CSC Holdings
6.750%, 11/15/2021	150	155

48	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CST Brands
5.000%, 05/01/2023	$100	$101
Cumulus Media Holdings
7.750%, 05/01/2019	100	42
Daimler Finance North America
8.500%, 01/18/2031	50	79
Delphi Automotive PLC
3.150%, 11/19/2020	200	204
Discovery Communications
6.350%, 06/01/2040	100	104
5.050%, 06/01/2020	125	136
DISH DBS
6.750%, 06/01/2021	300	309
5.875%, 07/15/2022	300	292
5.875%, 11/15/2024	360	338
Dollar General
3.250%, 04/15/2023	100	101
Dollar Tree
5.750%, 03/01/2023 (A)	300	320
5.250%, 03/01/2020 (A)	105	109
DR Horton
4.000%, 02/15/2020	45	47
3.750%, 03/01/2019	100	102
ESH Hospitality
5.250%, 05/01/2025‡, (A)	200	197
Expedia
4.500%, 08/15/2024	50	51
Fiat Chrysler Automobiles
5.250%, 04/15/2023	200	202
4.500%, 04/15/2020	300	307
First Quality Finance
4.625%, 05/15/2021 (A)	100	95
Ford Motor
7.450%, 07/16/2031	200	265
4.750%, 01/15/2043	125	130
Ford Motor Credit MTN
5.875%, 08/02/2021	250	289
5.000%, 05/15/2018	225	239
4.389%, 01/08/2026	200	216
3.219%, 01/09/2022	200	206
2.943%, 01/08/2019	400	410
Gap
5.950%, 04/12/2021	150	160
General Motors
6.600%, 04/01/2036	100	117
6.250%, 10/02/2043	250	282
5.000%, 04/01/2035	50	50
3.500%, 10/02/2018	150	155
General Motors Financial
4.000%, 01/15/2025	100	101
3.450%, 04/10/2022	150	150
3.200%, 07/13/2020	100	101

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.100%, 01/15/2019	$150	$154
2.400%, 04/10/2018	125	126
George Washington University
4.868%, 09/15/2045	50	56
Goodyear Tire & Rubber
6.500%, 03/01/2021	200	211
5.125%, 11/15/2023	250	258
Group 1 Automotive
5.000%, 06/01/2022	100	99
Guitar Center
6.500%, 04/15/2019 (A)	100	91
Hilton Worldwide Finance
5.625%, 10/15/2021	200	208
Home Depot
5.875%, 12/16/2036	200	263
4.400%, 04/01/2021	100	112
4.400%, 03/15/2045	150	168
3.000%, 04/01/2026	100	105
2.625%, 06/01/2022	150	155
2.000%, 06/15/2019	100	102
2.000%, 04/01/2021	50	51
iHeartCommunications
9.000%, 12/15/2019	100	78
9.000%, 09/15/2022	500	351
International Game Technology
6.250%, 02/15/2022 (A)	300	305
5.625%, 02/15/2020 (A)	200	210
Isle of Capri Casinos
5.875%, 03/15/2021	100	104
Jaguar Holding II
6.375%, 08/01/2023 (A)	152	158
Jaguar Land Rover Automotive
5.625%, 02/01/2023 (A)	150	158
4.250%, 11/15/2019 (A)	150	155
Japan Finance Organization for Municipalities
4.000%, 01/13/2021	100	109
Johnson Controls
4.950%, 07/02/2064	25	23
4.625%, 07/02/2044	100	100
3.625%, 07/02/2024	100	102
K Hovnanian Enterprises
7.250%, 10/15/2020 (A)	100	89
Kohl’s
4.750%, 12/15/2023	100	105
L Brands
6.875%, 11/01/2035	250	275
5.625%, 02/15/2022	150	166
Landry’s
9.375%, 05/01/2020 (A)	100	105
Laureate Education
9.250%, 09/01/2019 (A)	200	181

Adviser Managed Trust / Quarterly Report / April 30, 2016	49

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lear
5.250%, 01/15/2025	$75	$80
Lennar
4.750%, 11/15/2022	200	203
4.500%, 06/15/2019	100	103
Levi Strauss
6.875%, 05/01/2022	100	107
LKQ
4.750%, 05/15/2023	100	101
Lowe’s
6.650%, 09/15/2037	100	138
4.625%, 04/15/2020	100	109
4.250%, 09/15/2044	50	54
3.375%, 09/15/2025	100	107
3.125%, 09/15/2024	100	106
Macy’s Retail Holdings
4.500%, 12/15/2034	100	92
3.450%, 01/15/2021	50	51
2.875%, 02/15/2023	125	119
Magna International
3.625%, 06/15/2024	100	104
Marriott International
3.125%, 10/15/2021	100	102
Massachusetts Institute of Technology
5.600%, 07/01/2111	100	131
Mattel
2.350%, 05/06/2019	100	102
McClatchy
9.000%, 12/15/2022	100	96
McDonald’s MTN
6.300%, 10/15/2037	150	195
5.350%, 03/01/2018	200	215
4.875%, 12/09/2045	125	141
4.700%, 12/09/2035	175	191
3.700%, 01/30/2026	30	32
2.750%, 12/09/2020	120	125
2.100%, 12/07/2018	20	20
MDC Partners
6.500%, 05/01/2024 (A)	150	155
Men’s Wearhouse
7.000%, 07/01/2022	150	131
MGM Resorts International
7.750%, 03/15/2022	100	112
6.625%, 12/15/2021	200	213
6.000%, 03/15/2023	200	208
MGP Escrow Issuer
5.625%, 05/01/2024 (A)	108	113
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021	100	104
Monitronics International
9.125%, 04/01/2020	100	85

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MPG Holdco I
7.375%, 10/15/2022	$100	$100
NBCUniversal Media
5.950%, 04/01/2041	100	131
5.150%, 04/30/2020	350	398
NCL
5.250%, 11/15/2019 (A)	100	103
4.625%, 11/15/2020 (A)	85	86
Neiman Marcus Group
8.000%, 10/15/2021 (A)	200	174
Neptune Finco
10.875%, 10/15/2025 (A)	300	334
10.125%, 01/15/2023 (A)	300	329
Netflix
5.875%, 02/15/2025	138	144
5.500%, 02/15/2022	125	131
5.375%, 02/01/2021	100	106
Newell Brands
5.500%, 04/01/2046	100	111
5.375%, 04/01/2036	30	33
4.200%, 04/01/2026	50	53
3.850%, 04/01/2023	60	63
3.150%, 04/01/2021	50	52
2.600%, 03/29/2019	45	46
Newell Rubbermaid
4.000%, 12/01/2024	100	103
Nexstar Broadcasting
6.875%, 11/15/2020	100	105
NIKE
3.875%, 11/01/2045	100	106
Nordstrom
5.000%, 01/15/2044	100	105
Numericable-SFR
7.375%, 05/01/2026 (A)	800	812
Omnicom Group
3.625%, 05/01/2022	100	106
3.600%, 04/15/2026	100	104
O’Reilly Automotive
3.550%, 03/15/2026	50	52
Penske Automotive Group
5.750%, 10/01/2022	50	52
Prime Security Services Borrower
9.250%, 05/15/2023 (A)	688	714
PulteGroup
5.500%, 03/01/2026	100	103
PVH
4.500%, 12/15/2022	100	103
Quebecor Media
5.750%, 01/15/2023	150	155
QVC
4.450%, 02/15/2025	100	99

50	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Regal Entertainment Group
5.750%, 03/15/2022	$150	$156
Royal Caribbean Cruises
5.250%, 11/15/2022	100	107
RSI Home Products
6.500%, 03/15/2023 (A)	67	70
Sally Holdings
5.750%, 06/01/2022	100	105
5.625%, 12/01/2025	150	160
Scientific Games International
10.000%, 12/01/2022	300	248
7.000%, 01/01/2022 (A)	225	229
Scripps Networks Interactive
2.750%, 11/15/2019	100	102
Serta Simmons Bedding
8.125%, 10/01/2020 (A)	100	105
Service International
5.375%, 05/15/2024	100	107
Sinclair Television Group
6.125%, 10/01/2022	100	107
5.375%, 04/01/2021	150	155
Sirius XM Radio
6.000%, 07/15/2024 (A)	200	211
5.375%, 04/15/2025 (A)	275	281
Six Flags Entertainment
5.250%, 01/15/2021 (A)	100	104
Staples
2.750%, 01/12/2018	150	152
Starbucks
2.700%, 06/15/2022	200	209
Starwood Hotels & Resorts Worldwide
3.750%, 03/15/2025	100	104
Starz
5.000%, 09/15/2019	150	153
Station Casinos
7.500%, 03/01/2021	25	26
Target
6.000%, 01/15/2018	100	108
3.500%, 07/01/2024	150	165
2.300%, 06/26/2019	150	155
Taylor Morrison Communities
5.250%, 04/15/2021 (A)	92	92
TEGNA
5.125%, 07/15/2020	250	260
Time
5.750%, 04/15/2022 (A)	100	95
Time Warner
6.200%, 03/15/2040	275	330
3.600%, 07/15/2025	200	209
3.550%, 06/01/2024	200	208
2.100%, 06/01/2019	350	355

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Time Warner Cable
8.750%, 02/14/2019	$100	$118
6.550%, 05/01/2037	100	115
5.875%, 11/15/2040	200	215
5.850%, 05/01/2017	145	151
5.000%, 02/01/2020	250	273
4.500%, 09/15/2042	100	94
Tops Holding
8.000%, 06/15/2022 (A)	83	74
Toyota Motor Credit MTN
3.300%, 01/12/2022	200	214
2.800%, 07/13/2022	50	52
2.150%, 03/12/2020	200	204
1.900%, 04/08/2021	50	50
1.750%, 05/22/2017	100	101
1.700%, 02/19/2019	50	51
1.550%, 07/13/2018	175	177
1.200%, 04/06/2018	50	50
Tribune Media
5.875%, 07/15/2022 (A)	200	199
Unitymedia Hessen GmbH & KG
5.000%, 01/15/2025 (A)	200	201
Univision Communications
6.750%, 09/15/2022 (A)	150	159
5.125%, 05/15/2023 (A)	100	101
5.125%, 02/15/2025 (A)	347	343
Viacom
5.850%, 09/01/2043	100	98
4.850%, 12/15/2034	200	180
4.250%, 09/01/2023	125	129
2.200%, 04/01/2019	150	150
Viking Cruises
8.500%, 10/15/2022 (A)	100	94
Walt Disney MTN
4.125%, 06/01/2044	125	136
3.000%, 02/13/2026	100	106
2.350%, 12/01/2022	50	51
2.300%, 02/12/2021	100	103
1.100%, 12/01/2017	200	201
Whirlpool
3.700%, 05/01/2025	200	206
WPP Finance
3.750%, 09/19/2024	100	103
Wyndham Worldwide
4.250%, 03/01/2022	100	105
Wynn Las Vegas
5.500%, 03/01/2025 (A)	400	383
5.375%, 03/15/2022	100	101
ZF North America Capital
4.750%, 04/29/2025 (A)	250	253
4.500%, 04/29/2022 (A)	150	154

Adviser Managed Trust / Quarterly Report / April 30, 2016	51

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.000%, 04/29/2020 (A)	$50	$52

		41,421

Consumer Staples — 2.0%
Albertson’s Holdings
7.750%, 10/15/2022 (A)	126	135
Alliance One International
9.875%, 07/15/2021	50	42
Altria Group
9.700%, 11/10/2018	106	128
9.250%, 08/06/2019	100	124
5.375%, 01/31/2044	200	248
4.000%, 01/31/2024	100	110
2.850%, 08/09/2022	100	104
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	400	454
4.700%, 02/01/2036	400	437
4.625%, 02/01/2044	100	110
3.700%, 02/01/2024	300	322
3.650%, 02/01/2026	400	422
3.300%, 02/01/2023	300	313
2.650%, 02/01/2021	300	308
2.150%, 02/01/2019	62	63
1.900%, 02/01/2019	300	304
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	100	155
5.375%, 01/15/2020	200	226
3.750%, 07/15/2042	100	97
1.375%, 07/15/2017	200	201
Archer-Daniels-Midland
4.479%, 03/01/2021	50	56
4.016%, 04/16/2043	100	103
Avon Products
6.750%, 03/15/2023	100	73
B&G Foods
4.625%, 06/01/2021	100	102
Brown-Forman
4.500%, 07/15/2045	35	39
Bunge Finance
3.500%, 11/24/2020	50	51
Campbell Soup
4.500%, 02/15/2019	100	108
Coca-Cola
2.875%, 10/27/2025	200	209
2.450%, 11/01/2020	200	209
1.650%, 11/01/2018	300	305
Coca-Cola Femsa
2.375%, 11/26/2018	150	152
Colgate-Palmolive MTN
4.000%, 08/15/2045	50	55
3.250%, 03/15/2024	50	54
2.300%, 05/03/2022	100	103

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
1.750%, 03/15/2019	$50	$51
ConAgra Foods
3.200%, 01/25/2023	118	119
1.900%, 01/25/2018	100	101
Constellation Brands
4.250%, 05/01/2023	250	261
3.750%, 05/01/2021	100	104
Costco Wholesale
1.700%, 12/15/2019	100	102
1.125%, 12/15/2017	100	100
Cott Beverages
6.750%, 01/01/2020	80	84
5.375%, 07/01/2022	100	103
CVS Health
5.750%, 06/01/2017	100	105
5.300%, 12/05/2043	50	59
5.125%, 07/20/2045	105	123
4.875%, 07/20/2035	100	112
4.000%, 12/05/2023	100	110
3.875%, 07/20/2025	200	216
2.800%, 07/20/2020	200	208
2.750%, 12/01/2022	100	102
2.250%, 12/05/2018	125	128
1.900%, 07/20/2018	100	101
Dean Foods
6.500%, 03/15/2023 (A)	147	154
Diageo Capital
5.750%, 10/23/2017	125	133
2.625%, 04/29/2023	100	102
1.500%, 05/11/2017	100	101
Dr Pepper Snapple Group
2.000%, 01/15/2020	100	100
Edgewell Personal Care
4.700%, 05/19/2021	100	104
4.700%, 05/24/2022	100	105
Energizer Holdings
5.500%, 06/15/2025 (A)	113	113
Estee Lauder
4.375%, 06/15/2045	50	55
General Mills
3.150%, 12/15/2021	100	105
Hershey
3.200%, 08/21/2025	100	105
HRG Group
7.875%, 07/15/2019	100	105
7.750%, 01/15/2022	200	200
Ingles Markets
5.750%, 06/15/2023	100	104
JBS
5.875%, 07/15/2024 (A)	250	232
5.750%, 06/15/2025 (A)	100	92

52	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JM Smucker
4.375%, 03/15/2045	$100	$104
4.250%, 03/15/2035	20	21
3.500%, 03/15/2025	100	105
Kellogg
4.000%, 12/15/2020	200	218
Kimberly-Clark
6.625%, 08/01/2037	100	143
3.050%, 08/15/2025	50	53
2.750%, 02/15/2026	50	51
2.150%, 08/15/2020	50	51
1.400%, 02/15/2019	35	35
Kraft Foods Group
6.125%, 08/23/2018	200	221
5.000%, 06/04/2042	100	111
3.500%, 06/06/2022	100	106
Kraft Heinz Foods
6.875%, 01/26/2039	100	131
5.200%, 07/15/2045 (A)	100	115
3.950%, 07/15/2025 (A)	100	107
2.800%, 07/02/2020 (A)	200	206
Kroger
4.000%, 02/01/2024	200	218
2.000%, 01/15/2019	200	202
McCormick
3.250%, 11/15/2025	35	37
Mead Johnson Nutrition
4.125%, 11/15/2025	30	32
3.000%, 11/15/2020	230	238
Molson Coors Brewing
5.000%, 05/01/2042	93	101
Mondelez International
6.500%, 08/11/2017	100	106
4.000%, 02/01/2024	260	284
NBTY
7.625%, 05/15/2021 (A)	193	197
PepsiCo
5.500%, 01/15/2040	100	124
5.000%, 06/01/2018	150	162
4.600%, 07/17/2045	145	168
4.500%, 01/15/2020	200	222
4.250%, 10/22/2044	100	109
3.600%, 03/01/2024	200	219
3.500%, 07/17/2025	100	109
2.750%, 03/05/2022	150	157
Philip Morris International
6.375%, 05/16/2038	200	270
5.650%, 05/16/2018	200	218
4.500%, 03/26/2020	100	111
4.250%, 11/10/2044	50	54
4.125%, 03/04/2043	50	52
2.750%, 02/25/2026	50	51

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.125%, 05/10/2023	$25	$25
1.875%, 02/25/2021	50	50
1.375%, 02/25/2019	30	30
Pilgrim’s Pride
5.750%, 03/15/2025 (A)	133	135
Pomegranate Merger Sub
9.750%, 05/01/2023 (A)	265	261
Post Holdings
7.750%, 03/15/2024 (A)	160	174
7.375%, 02/15/2022	300	316
Procter & Gamble
5.550%, 03/05/2037	100	133
4.700%, 02/15/2019	200	219
3.100%, 08/15/2023	100	108
Revlon Consumer Products
5.750%, 02/15/2021	100	102
Reynolds American
6.875%, 05/01/2020	100	118
5.850%, 08/15/2045	100	123
5.700%, 08/15/2035	100	119
4.450%, 06/12/2025	100	111
3.250%, 06/12/2020	254	266
Rite Aid
6.750%, 06/15/2021	400	422
6.125%, 04/01/2023 (A)	165	176
Smithfield Foods
6.625%, 08/15/2022	200	211
Spectrum Brands
6.375%, 11/15/2020	100	106
5.750%, 07/15/2025	149	158
Sun Products
7.750%, 03/15/2021 (A)	100	94
Sysco
4.850%, 10/01/2045	15	16
3.750%, 10/01/2025	25	27
3.300%, 07/15/2026	100	103
2.600%, 10/01/2020	150	153
TreeHouse Foods
6.000%, 02/15/2024 (A)	120	128
Tyson Foods
4.500%, 06/15/2022	100	111
3.950%, 08/15/2024	50	54
Unilever Capital
5.900%, 11/15/2032	100	135
4.250%, 02/10/2021	100	111
US Foods
8.500%, 06/30/2019	200	205
Vector Group
7.750%, 02/15/2021	100	105
Walgreen
5.250%, 01/15/2019	24	26

Adviser Managed Trust / Quarterly Report / April 30, 2016	53

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Walgreens Boots Alliance
4.800%, 11/18/2044	$100	$102
3.800%, 11/18/2024	100	104
3.300%, 11/18/2021	100	104
1.750%, 11/17/2017	150	151
Wal-Mart Stores
6.500%, 08/15/2037	250	350
5.250%, 09/01/2035	200	250
4.300%, 04/22/2044	225	253
3.300%, 04/22/2024	200	217
3.250%, 10/25/2020	100	108
2.550%, 04/11/2023	150	155
1.125%, 04/11/2018	300	301
WhiteWave Foods
5.375%, 10/01/2022	100	107

		22,173

Energy — 3.4%
American Energy-Permian Basin
13.000%, 11/30/2020 (A)	100	113
7.375%, 11/01/2021 (A)	100	45
7.125%, 11/01/2020 (A)	150	67
Anadarko Petroleum
6.600%, 03/15/2046	150	169
6.450%, 09/15/2036	125	135
6.375%, 09/15/2017	29	31
Antero Resources
5.625%, 06/01/2023	44	43
5.375%, 11/01/2021	200	193
5.125%, 12/01/2022	200	192
Apache
5.100%, 09/01/2040	200	200
4.750%, 04/15/2043	100	98
3.250%, 04/15/2022	100	99
Atwood Oceanics
6.500%, 02/01/2020	100	65
Baker Hughes
5.125%, 09/15/2040	100	103
Blue Racer Midstream
6.125%, 11/15/2022 (A)	128	113
Bonanza Creek Energy
6.750%, 04/15/2021	50	20
BP Capital Markets
3.994%, 09/26/2023	38	41
3.535%, 11/04/2024	100	104
3.506%, 03/17/2025	200	210
3.245%, 05/06/2022	100	103
3.119%, 05/04/2026	25	25
2.315%, 02/13/2020	200	203
2.237%, 05/10/2019	200	203
1.846%, 05/05/2017	100	101
1.676%, 05/03/2019	20	20

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
BreitBurn Energy Partners
7.875%, 04/15/2022 (B)	$100	$7
Buckeye Partners
2.650%, 11/15/2018	150	150
California Resources
8.000%, 12/15/2022 (A)	298	205
6.000%, 11/15/2024	308	128
5.500%, 09/15/2021	69	28
Calumet Specialty Products Partners
6.500%, 04/15/2021	100	69
Cameron International
1.400%, 06/15/2017	125	124
Canadian Natural Resources
6.250%, 03/15/2038	150	151
5.700%, 05/15/2017	100	103
3.900%, 02/01/2025	100	95
Carrizo Oil & Gas
7.500%, 09/15/2020	100	101
6.250%, 04/15/2023	165	158
Cenovus Energy
3.000%, 08/15/2022	200	179
CGG
6.500%, 06/01/2021	100	40
Chesapeake Energy
8.000%, 12/15/2022 (A)	382	260
4.875%, 04/15/2022	100	56
Chevron
4.950%, 03/03/2019	225	247
3.326%, 11/17/2025	50	53
3.191%, 06/24/2023	100	105
2.419%, 11/17/2020	50	51
2.355%, 12/05/2022	100	100
2.193%, 11/15/2019	125	128
1.790%, 11/16/2018	50	51
1.344%, 11/09/2017	50	50
1.104%, 12/05/2017	100	100
CNOOC Nexen Finance
4.250%, 04/30/2024	400	415
Columbia Pipeline Group
3.300%, 06/01/2020 (A)	150	152
Comstock Resources
10.000%, 03/15/2020 (A)	100	66
Concho Resources
6.500%, 01/15/2022	100	104
5.500%, 04/01/2023	350	353
ConocoPhillips
6.500%, 02/01/2039	225	279
5.750%, 02/01/2019	100	110
4.950%, 03/15/2026	50	55
4.200%, 03/15/2021	100	107
4.150%, 11/15/2034	100	96
3.350%, 11/15/2024	100	100

54	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.350%, 05/15/2025	$95	$95
2.400%, 12/15/2022	150	146
1.050%, 12/15/2017	100	99
CONSOL Energy
8.000%, 04/01/2023	50	43
5.875%, 04/15/2022	350	291
Continental Resources
5.000%, 09/15/2022	100	93
4.500%, 04/15/2023	450	402
3.800%, 06/01/2024	250	213
Crestwood Midstream Partners
6.250%, 04/01/2023 (A)	70	64
6.125%, 03/01/2022	200	183
6.000%, 12/15/2020	50	47
CVR Refining
6.500%, 11/01/2022	100	88
DCP Midstream
5.850%, 05/21/2043 (A) (C)	100	63
DCP Midstream Operating
3.875%, 03/15/2023	100	88
Denbury Resources
5.500%, 05/01/2022	200	128
4.625%, 07/15/2023	200	118
Devon Energy
5.600%, 07/15/2041	100	88
5.000%, 06/15/2045	150	129
3.250%, 05/15/2022	100	91
Devon Financing
7.875%, 09/30/2031	100	107
Diamond Offshore Drilling
4.875%, 11/01/2043	125	90
Drill Rigs Holdings
6.500%, 10/01/2017 (A)	100	62
Eclipse Resources
8.875%, 07/15/2023 (A)	100	71
Ecopetrol
5.875%, 05/28/2045	200	163
4.125%, 01/16/2025	225	197
Enable Midstream Partners
2.400%, 05/15/2019	100	91
Enbridge Energy Partners
9.875%, 03/01/2019	50	57
5.500%, 09/15/2040	100	88
Encana
6.500%, 02/01/2038	200	179
Endeavor Energy Resources
7.000%, 08/15/2021 (A)	100	96
Energy Transfer Equity
5.875%, 01/15/2024	150	140
5.500%, 06/01/2027	195	168
Energy Transfer Partners
6.125%, 12/15/2045	100	96

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.950%, 10/01/2043	$100	$91
5.200%, 02/01/2022	100	101
5.150%, 03/15/2045	100	85
4.900%, 03/15/2035	250	215
4.750%, 01/15/2026	150	146
3.600%, 02/01/2023	185	169
Ensco
5.750%, 10/01/2044	200	134
5.200%, 03/15/2025	50	36
4.500%, 10/01/2024	120	86
Enterprise Products Operating
5.200%, 09/01/2020	100	110
5.100%, 02/15/2045	225	237
4.850%, 08/15/2042	100	102
3.950%, 02/15/2027	20	21
3.700%, 02/15/2026	100	102
3.350%, 03/15/2023	200	203
2.850%, 04/15/2021	30	30
2.550%, 10/15/2019	100	101
EOG Resources
3.150%, 04/01/2025	200	199
2.625%, 03/15/2023	100	98
EP Energy
9.375%, 05/01/2020	300	195
6.375%, 06/15/2023	118	68
Exxon Mobil
4.114%, 03/01/2046	200	213
3.567%, 03/06/2045	50	49
3.043%, 03/01/2026	100	103
2.726%, 03/01/2023	200	205
2.709%, 03/06/2025	100	102
2.222%, 03/01/2021	40	41
1.912%, 03/06/2020	100	101
1.708%, 03/01/2019	100	101
Foresight Energy
7.875%, 08/15/2021 (A) (B)	56	39
Genesis Energy
6.750%, 08/01/2022	100	96
Gibson Energy
6.750%, 07/15/2021 (A)	121	116
Globe Luxembourg SCA
9.625%, 05/01/2018 (A)	200	156
Gulfmark Offshore
6.375%, 03/15/2022	50	23
Gulfport Energy
7.750%, 11/01/2020	100	101
Halcon Resources
13.000%, 02/15/2022 (A)	100	32
8.625%, 02/01/2020 (A)	122	101
Halliburton
7.450%, 09/15/2039	100	131
6.150%, 09/15/2019	100	113

Adviser Managed Trust / Quarterly Report / April 30, 2016	55

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.000%, 11/15/2045	$100	$103
4.850%, 11/15/2035	100	102
3.800%, 11/15/2025	100	103
3.500%, 08/01/2023	100	102
2.700%, 11/15/2020	100	101
Hess
8.125%, 02/15/2019	100	113
7.125%, 03/15/2033	100	107
5.600%, 02/15/2041	50	49
Hilcorp Energy I
5.750%, 10/01/2025 (A)	167	157
Husky Energy
4.000%, 04/15/2024	200	197
Jupiter Resources
8.500%, 10/01/2022 (A)	150	95
Kinder Morgan
5.550%, 06/01/2045	100	93
5.300%, 12/01/2034	250	229
5.050%, 02/15/2046	90	80
4.300%, 06/01/2025	100	99
3.050%, 12/01/2019	325	323
Kinder Morgan Energy Partners
5.500%, 03/01/2044	250	232
4.300%, 05/01/2024	200	195
4.250%, 09/01/2024	100	97
2.650%, 02/01/2019	100	99
Laredo Petroleum
7.375%, 05/01/2022	100	98
Legacy Reserves
6.625%, 12/01/2021	100	33
Magellan Midstream Partners
4.200%, 03/15/2045	200	180
Marathon Oil
6.000%, 10/01/2017	100	104
5.200%, 06/01/2045	50	42
2.800%, 11/01/2022	100	89
Marathon Petroleum
6.500%, 03/01/2041	150	153
5.125%, 03/01/2021	50	54
2.700%, 12/14/2018	50	51
McDermott International
8.000%, 05/01/2021 (A)	100	83
MEG Energy
7.000%, 03/31/2024 (A)	100	79
6.375%, 01/30/2023 (A)	200	152
Memorial Production Partners
7.625%, 05/01/2021	100	43
Memorial Resource Development
5.875%, 07/01/2022	100	91
Midstates Petroleum
10.000%, 06/01/2020 (B)	64	29

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MPLX
4.875%, 06/01/2025 (A)	$100	$97
4.500%, 07/15/2023 (A)	150	145
Murphy Oil
4.000%, 06/01/2022	100	88
3.700%, 12/01/2022	50	44
2.500%, 12/01/2017	100	98
National Oilwell Varco
3.950%, 12/01/2042	100	74
2.600%, 12/01/2022	100	89
Navios Maritime Acquisition
8.125%, 11/15/2021 (A)	100	82
Newfield Exploration
5.625%, 07/01/2024	195	199
5.375%, 01/01/2026	177	175
Nexen Energy
6.400%, 05/15/2037	200	230
NGPL PipeCo
9.625%, 06/01/2019 (A)	100	104
Niska Gas Storage Canada
6.500%, 04/01/2019	100	85
Noble Energy
5.250%, 11/15/2043	100	95
4.150%, 12/15/2021	50	51
3.900%, 11/15/2024	100	99
Noble Holding International
5.250%, 03/15/2042	80	50
Northern Oil and Gas
8.000%, 06/01/2020	100	81
Oasis Petroleum
6.875%, 03/15/2022	200	178
Occidental Petroleum
4.400%, 04/15/2046	50	53
4.100%, 02/01/2021	200	217
2.700%, 02/15/2023	100	101
ONEOK
7.500%, 09/01/2023	80	81
4.250%, 02/01/2022	100	88
ONEOK Partners
6.200%, 09/15/2043	50	48
3.200%, 09/15/2018	200	199
Pacific Drilling
5.375%, 06/01/2020 (A)	200	61
Parsley Energy
7.500%, 02/15/2022 (A)	100	106
PBF Holding
8.250%, 02/15/2020	150	157
7.000%, 11/15/2023 (A)	70	68
PDC Energy
7.750%, 10/15/2022	100	104
Petroleos Mexicanos
6.875%, 08/04/2026 (A)	100	110

56	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.625%, 06/15/2035	$300	$305
6.500%, 06/02/2041	260	259
6.375%, 02/04/2021 (A)	100	108
5.750%, 03/01/2018	200	210
5.625%, 01/23/2046	300	267
5.500%, 02/04/2019 (A)	60	63
4.500%, 01/23/2026	150	143
3.500%, 07/23/2020	250	245
3.500%, 01/30/2023	250	232
2.378%, 04/15/2025	86	87
PHI
5.250%, 03/15/2019	100	92
Phillips 66
5.875%, 05/01/2042	100	117
4.875%, 11/15/2044	100	108
2.950%, 05/01/2017	100	102
Phillips 66 Partners
2.646%, 02/15/2020	150	146
Pioneer Natural Resources
7.200%, 01/15/2028	66	74
Plains All American Pipeline
4.700%, 06/15/2044	100	80
4.650%, 10/15/2025	100	95
3.600%, 11/01/2024	100	90
2.600%, 12/15/2019	100	96
Puget Energy
5.625%, 07/15/2022	100	112
3.650%, 05/15/2025	50	51
Puget Sound Energy
4.300%, 05/20/2045	50	55
Puma International Financing
6.750%, 02/01/2021 (A)	200	197
QEP Resources
5.375%, 10/01/2022	100	95
5.250%, 05/01/2023	100	94
Range Resources
5.000%, 03/15/2023	150	139
4.875%, 05/15/2025	188	174
Rice Energy
6.250%, 05/01/2022	150	149
Rockies Express Pipeline
6.000%, 01/15/2019 (A)	100	102
Rowan
4.875%, 06/01/2022	125	102
RSP Permian
6.625%, 10/01/2022	150	155
Sabine Pass Liquefaction
5.750%, 05/15/2024	200	193
5.625%, 02/01/2021	450	447
5.625%, 03/01/2025	294	287
Sanchez Energy
6.125%, 01/15/2023	300	224

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sasol Financing International
4.500%, 11/14/2022	$200	$197
Schlumberger Investment
3.650%, 12/01/2023	100	106
SESI
7.125%, 12/15/2021	53	46
Seven Generations Energy
8.250%, 05/15/2020 (A)	100	103
Seventy Seven Operating
6.625%, 11/15/2019	100	40
Shell International Finance
6.375%, 12/15/2038	200	260
4.375%, 03/25/2020	100	110
4.375%, 05/11/2045	100	106
4.300%, 09/22/2019	150	163
4.125%, 05/11/2035	200	212
2.250%, 11/10/2020	150	153
2.250%, 01/06/2023	100	98
2.125%, 05/11/2020	200	203
1.625%, 11/10/2018	100	101
SM Energy
6.125%, 11/15/2022	30	27
5.625%, 06/01/2025	113	95
5.000%, 01/15/2024	100	83
Southwestern Energy
4.100%, 03/15/2022	500	404
Spectra Energy Partners
4.750%, 03/15/2024	100	108
3.500%, 03/15/2025	100	99
2.950%, 09/25/2018	100	101
Statoil
4.800%, 11/08/2043	100	113
3.700%, 03/01/2024	200	212
2.250%, 11/08/2019	250	255
1.200%, 01/17/2018	100	100
1.150%, 05/15/2018	100	99
Stone Energy
7.500%, 11/15/2022	100	26
Suncor Energy
6.500%, 06/15/2038	200	236
6.100%, 06/01/2018	100	107
Sunoco
6.375%, 04/01/2023 (A)	83	84
6.250%, 04/15/2021 (A)	156	158
5.500%, 08/01/2020 (A)	120	120
Sunoco Logistics Partners Operations
5.350%, 05/15/2045	125	114
Targa Resources Partners
5.000%, 01/15/2018	200	201
4.125%, 11/15/2019	115	112
Tesoro Logistics
6.250%, 10/15/2022	110	113

Adviser Managed Trust / Quarterly Report / April 30, 2016	57

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.125%, 10/15/2021	$100	$102
5.500%, 10/15/2019	105	107
Total Capital International
3.750%, 04/10/2024	150	161
2.875%, 02/17/2022	100	103
2.700%, 01/25/2023	100	101
2.100%, 06/19/2019	250	254
TransCanada PipeLines
6.350%, 05/15/2067 (C)	100	69
6.200%, 10/15/2037	250	285
2.500%, 08/01/2022	100	96
1.875%, 01/12/2018	150	150
Transocean
7.125%, 12/15/2021	200	163
5.050%, 10/15/2022	100	69
3.750%, 10/15/2017	100	96
Tullow Oil
6.250%, 04/15/2022 (A)	200	160
Ultra Petroleum
6.125%, 10/01/2024 (A) (B)	100	15
Unit
6.625%, 05/15/2021	150	102
Valero Energy
6.625%, 06/15/2037	100	112
3.650%, 03/15/2025	200	202
W&T Offshore
8.500%, 06/15/2019	100	16
Weatherford International
4.500%, 04/15/2022	200	176
Western Gas Partners
3.950%, 06/01/2025	100	90
Whiting Petroleum
6.250%, 04/01/2023	100	83
5.750%, 03/15/2021	100	84
5.000%, 03/15/2019	200	177
Williams
5.750%, 06/24/2044	100	78
4.550%, 06/24/2024	400	345
Williams Partners
6.300%, 04/15/2040	100	93
4.875%, 03/15/2024	125	114
4.300%, 03/04/2024	260	235
3.900%, 01/15/2025	100	88
3.600%, 03/15/2022	150	135
WPX Energy
7.500%, 08/01/2020	75	72
6.000%, 01/15/2022	100	90
5.250%, 09/15/2024	150	126
XTO Energy
6.500%, 12/15/2018	100	113

		37,934

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Financials — 8.1%
Abbey National Treasury Services
3.050%, 08/23/2018	$100	$103
2.375%, 03/16/2020	150	151
Aflac
3.625%, 11/15/2024	100	106
2.400%, 03/16/2020	100	103
African Development Bank MTN
0.875%, 03/15/2018	400	399
Alexandria Real Estate Equities
4.600%, 04/01/2022‡	350	376
Allstate
5.750%, 08/15/2053 (C)	100	103
Ally Financial
5.750%, 11/20/2025	200	203
3.750%, 11/18/2019	200	199
3.600%, 05/21/2018	200	201
American Campus Communities Operating Partnership
3.350%, 10/01/2020	50	51
American Express
7.000%, 03/19/2018	150	165
4.050%, 12/03/2042	100	101
2.650%, 12/02/2022	100	100
American Express Credit MTN
2.375%, 05/26/2020	50	51
2.250%, 08/15/2019	100	101
1.800%, 07/31/2018	100	101
1.125%, 06/05/2017	300	300
American International Group
5.850%, 01/16/2018	150	161
4.500%, 07/16/2044	250	241
4.125%, 02/15/2024	100	105
3.875%, 01/15/2035	100	93
2.300%, 07/16/2019	200	202
American Tower
4.000%, 06/01/2025‡	100	105
3.450%, 09/15/2021‡	150	155
2.800%, 06/01/2020‡	100	101
Ameriprise Financial
3.700%, 10/15/2024	100	104
Andina de Fomento
4.375%, 06/15/2022	100	110
Aon
3.500%, 06/14/2024	200	201
Arch Capital Group
5.144%, 11/01/2043	150	156
Argos Merger
7.125%, 03/15/2023 (A)	333	340
Asian Development Bank MTN
2.000%, 01/22/2025	150	151
1.875%, 04/12/2019	100	102

58	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
1.750%, 09/11/2018	$350	$356
1.625%, 08/26/2020	100	101
1.625%, 03/16/2021	150	151
1.500%, 01/22/2020	350	352
1.375%, 01/15/2019	100	101
0.750%, 07/28/2017	200	200
Australia & New Zealand Banking Group MTN
3.700%, 11/16/2025	250	268
AvalonBay Communities MTN
3.500%, 11/15/2024‡	100	104
3.500%, 11/15/2025‡	100	105
AXIS Specialty Finance
5.150%, 04/01/2045	100	101
Bank of America MTN
7.750%, 05/14/2038	275	383
6.110%, 01/29/2037	150	174
5.650%, 05/01/2018	200	215
5.625%, 07/01/2020	200	225
5.000%, 01/21/2044	150	167
4.750%, 04/21/2045	40	40
4.100%, 07/24/2023	415	442
4.000%, 04/01/2024	285	299
4.000%, 01/22/2025	250	250
3.875%, 08/01/2025	100	104
3.500%, 04/19/2026	100	101
2.650%, 04/01/2019	300	306
2.625%, 10/19/2020	100	101
2.625%, 04/19/2021	100	101
2.250%, 04/21/2020	150	149
1.750%, 06/05/2018	500	502
1.700%, 08/25/2017	700	702
1.650%, 03/26/2018	300	301
Bank of Montreal MTN
1.800%, 07/31/2018	50	50
1.400%, 09/11/2017	150	151
1.300%, 07/14/2017	100	100
Bank of New York Mellon MTN
3.550%, 09/23/2021	100	108
3.000%, 02/24/2025	150	154
2.800%, 05/04/2026	50	50
2.600%, 08/17/2020	200	206
2.450%, 11/27/2020	50	51
2.300%, 09/11/2019	200	205
2.050%, 05/03/2021	50	50
Bank of Nova Scotia
2.800%, 07/21/2021	50	51
2.450%, 03/22/2021	250	253
2.050%, 10/30/2018	100	101
1.700%, 06/11/2018	100	101
1.450%, 04/25/2018	200	200

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Barclays
5.250%, 08/17/2045	$200	$209
3.650%, 03/16/2025	250	240
3.250%, 01/12/2021	300	303
BB&T MTN
2.625%, 06/29/2020	100	102
2.450%, 01/15/2020	150	154
Bear Stearns
7.250%, 02/01/2018	195	214
Berkshire Hathaway
4.500%, 02/11/2043	50	56
3.125%, 03/15/2026	35	36
3.000%, 02/11/2023	150	157
2.200%, 03/15/2021	35	36
2.100%, 08/14/2019	200	205
Berkshire Hathaway Finance
5.400%, 05/15/2018	100	109
4.250%, 01/15/2021	100	111
1.700%, 03/15/2019	60	61
1.600%, 05/15/2017	100	101
BlackRock
3.500%, 03/18/2024	200	213
BNP Paribas MTN
5.000%, 01/15/2021	150	168
2.450%, 03/17/2019	300	306
2.375%, 09/14/2017	150	152
2.375%, 05/21/2020	200	203
Boston Properties
3.700%, 11/15/2018‡	150	157
3.125%, 09/01/2023‡	150	152
BPCE
2.500%, 12/10/2018	320	326
Branch Banking & Trust
3.625%, 09/16/2025	250	262
Brandywine Operating Partnership
4.100%, 10/01/2024‡	50	49
Brixmor Operating Partnership
3.875%, 08/15/2022‡	30	30
Capital One
1.650%, 02/05/2018	300	299
Capital One Bank
2.250%, 02/13/2019	350	352
Capital One Financial
3.200%, 02/05/2025	100	99
Charles Schwab
3.450%, 02/13/2026	70	73
Chubb
6.375%, 04/15/2037 (C)	150	129
Chubb INA Holdings
3.350%, 05/15/2024	200	211
3.150%, 03/15/2025	100	104
2.300%, 11/03/2020	200	204

Adviser Managed Trust / Quarterly Report / April 30, 2016	59

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CIT Group
5.500%, 02/15/2019 (A)	$300	$314
5.250%, 03/15/2018	200	206
4.250%, 08/15/2017	300	305
Citigroup
6.675%, 09/13/2043	90	112
6.125%, 08/25/2036	200	231
4.600%, 03/09/2026	35	36
4.450%, 09/29/2027	500	509
3.875%, 03/26/2025	300	298
3.700%, 01/12/2026	300	309
3.400%, 05/01/2026	150	151
3.300%, 04/27/2025	300	302
2.700%, 03/30/2021	100	101
2.650%, 10/26/2020	200	203
2.150%, 07/30/2018	50	50
2.050%, 12/07/2018	150	151
1.800%, 02/05/2018	300	300
1.700%, 04/27/2018	300	300
Citizens Financial Group
4.350%, 08/01/2025	100	103
CME Group
3.000%, 03/15/2025	100	102
CNA Financial
4.500%, 03/01/2026	100	103
CNO Financial Group
5.250%, 05/30/2025	140	144
Commonwealth Bank of Australia
2.500%, 09/20/2018	250	255
2.300%, 03/12/2020	250	253
Communications Sales & Leasing
8.250%, 10/15/2023‡	210	199
Cooperatieve Rabobank
5.250%, 08/04/2045	250	276
4.625%, 12/01/2023	250	265
3.875%, 02/08/2022	250	269
Cooperatieve Rabobank UA MTN
2.500%, 01/19/2021	250	254
Corporate Office Properties
5.000%, 07/01/2025‡	50	51
Council of Europe Development Bank
1.750%, 11/14/2019	50	51
1.625%, 03/10/2020	100	101
1.000%, 03/07/2018	125	125
Credit Suisse MTN
3.625%, 09/09/2024	250	259
1.700%, 04/27/2018	300	300
1.375%, 05/26/2017	500	500
Credit Suisse Group Funding Guernsey
3.750%, 03/26/2025	250	244
Crown Castle International
5.250%, 01/15/2023‡	125	139

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.450%, 02/15/2026‡	$65	$70
3.400%, 02/15/2021‡	55	57
DDR
3.625%, 02/01/2025‡	100	98
Deutsche Bank MTN
4.500%, 04/01/2025	200	183
4.296%, 05/24/2028 (C)	300	268
3.700%, 05/30/2024	250	250
1.875%, 02/13/2018	150	150
DFC Finance
10.500%, 06/15/2020 (A)	100	63
Digital Realty Trust
3.950%, 07/01/2022‡	100	102
Discover Bank
4.200%, 08/08/2023	250	262
Discover Financial Services
3.850%, 11/21/2022	100	101
Duke Realty
3.875%, 10/15/2022‡	150	156
DuPont Fabros Technology
5.875%, 09/15/2021‡	50	52
Enova International
9.750%, 06/01/2021	100	75
Equinix
5.875%, 01/15/2026‡	150	159
5.375%, 01/01/2022‡	145	151
5.375%, 04/01/2023‡	150	157
ERP Operating
3.375%, 06/01/2025‡	100	104
2.375%, 07/01/2019‡	150	153
Essex Portfolio
3.375%, 04/15/2026‡	100	101
European Bank for Reconstruction & Development MTN
1.750%, 06/14/2019	100	102
1.750%, 11/26/2019	200	203
European Investment Bank
2.875%, 09/15/2020	125	132
2.125%, 10/15/2021	500	513
2.000%, 03/15/2021	150	153
1.875%, 02/10/2025	400	395
1.750%, 06/17/2019	200	204
1.625%, 03/16/2020	100	101
1.625%, 12/15/2020	500	503
1.625%, 06/15/2021	150	150
1.375%, 06/15/2020	300	300
1.250%, 05/15/2018	500	503
1.125%, 09/15/2017	450	451
1.125%, 08/15/2018	600	601
1.000%, 06/15/2018	250	250
Export-Import Bank of Korea
4.375%, 09/15/2021	200	222

60	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Federal Realty Investment Trust
4.500%, 12/01/2044‡	$50	$53
FelCor Lodging
5.625%, 03/01/2023	100	103
Fifth Third Bancorp
2.875%, 07/27/2020	150	152
Fifth Third Bank MTN
2.150%, 08/20/2018	250	253
FMS Wertmanagement
1.125%, 09/05/2017	400	401
Franklin Resources
2.850%, 03/30/2025	150	151
GLP Capital
5.375%, 11/01/2023	100	104
5.375%, 04/15/2026	200	209
4.875%, 11/01/2020	100	105
Goldman Sachs Group
6.750%, 10/01/2037	625	758
6.250%, 02/01/2041	100	127
6.150%, 04/01/2018	150	162
6.000%, 06/15/2020	350	399
5.750%, 01/24/2022	130	150
4.800%, 07/08/2044	100	107
3.850%, 07/08/2024	200	208
3.750%, 05/22/2025	250	257
3.750%, 02/25/2026	60	61
3.500%, 01/23/2025	300	303
2.875%, 02/25/2021	100	101
2.625%, 01/31/2019	250	255
2.600%, 04/23/2020	300	304
2.550%, 10/23/2019	200	203
2.375%, 01/22/2018	300	304
Harland Clarke Holdings
9.250%, 03/01/2021 (A)	150	124
Hartford Financial Services Group
5.500%, 03/30/2020	150	168
4.300%, 04/15/2043	100	95
HCP
5.375%, 02/01/2021‡	200	220
4.000%, 12/01/2022‡	50	51
4.000%, 06/01/2025‡	100	99
Highwoods Realty
3.200%, 06/15/2021‡	100	100
Hospitality Properties Trust
4.500%, 03/15/2025‡	50	49
Host Hotels & Resorts
4.000%, 06/15/2025‡	65	65
Howard Hughes
6.875%, 10/01/2021 (A)	100	101
HSBC
2.375%, 11/13/2019	300	304
2.350%, 03/05/2020	350	353

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HSBC Finance
6.676%, 01/15/2021	$300	$345
HSBC Holdings
6.500%, 05/02/2036	200	242
6.500%, 09/15/2037	225	272
5.250%, 03/14/2044	200	213
4.300%, 03/08/2026	400	420
HUB International
7.875%, 10/01/2021 (A)	150	147
Huntington National Bank
1.700%, 02/26/2018	250	250
Inter-American Development Bank MTN
3.200%, 08/07/2042	100	102
3.000%, 02/21/2024	300	325
1.750%, 10/15/2019	700	711
1.125%, 08/28/2018	200	200
1.000%, 05/13/2019	500	498
0.875%, 03/15/2018	200	200
Intercontinental Exchange
3.750%, 12/01/2025	55	57
2.750%, 12/01/2020	55	57
International Bank for Reconstruction & Development
2.500%, 11/25/2024	200	208
2.500%, 07/29/2025	150	156
2.125%, 11/01/2020	450	464
1.875%, 03/15/2019	500	511
1.750%, 04/19/2023	350	349
1.625%, 03/09/2021	350	352
1.625%, 02/10/2022	200	200
1.250%, 07/26/2019	350	352
0.875%, 07/19/2018	350	350
International Finance
1.750%, 09/04/2018	200	203
1.750%, 09/16/2019	100	102
0.875%, 06/15/2018	500	499
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	200	194
5.017%, 06/26/2024 (A)	400	377
3.875%, 01/16/2018	200	205
Invesco Finance
5.375%, 11/30/2043	150	168
Iron Mountain
6.000%, 10/01/2020‡, (A)	120	127
6.000%, 08/15/2023‡	200	212
5.750%, 08/15/2024‡	100	103
iStar
5.000%, 07/01/2019‡	150	145
4.000%, 11/01/2017‡	100	99
Jefferies Group
6.875%, 04/15/2021	100	112

Adviser Managed Trust / Quarterly Report / April 30, 2016	61

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase
6.400%, 05/15/2038	$100	$135
6.300%, 04/23/2019	200	225
5.625%, 08/16/2043	190	223
4.950%, 06/01/2045	100	108
4.625%, 05/10/2021	150	166
4.350%, 08/15/2021	100	109
4.250%, 10/01/2027	295	308
3.900%, 07/15/2025	100	106
3.875%, 02/01/2024	200	214
3.625%, 05/13/2024	425	445
3.300%, 04/01/2026	150	152
3.250%, 09/23/2022	200	208
3.125%, 01/23/2025	200	200
2.750%, 06/23/2020	100	102
2.550%, 10/29/2020	485	492
2.550%, 03/01/2021	200	203
2.250%, 01/23/2020	350	353
2.200%, 10/22/2019	250	253
1.850%, 03/22/2019	150	151
1.700%, 03/01/2018	150	151
Jurassic Holdings III
6.875%, 02/15/2021 (A)	50	34
Kennedy-Wilson
5.875%, 04/01/2024	65	64
KeyBank
2.500%, 12/15/2019	250	254
KeyCorp MTN
2.900%, 09/15/2020	80	82
KFW
2.750%, 10/01/2020	200	211
2.500%, 11/20/2024	300	313
2.125%, 01/17/2023	150	154
2.000%, 10/04/2022	250	253
2.000%, 05/02/2025	250	250
1.875%, 04/01/2019	525	536
1.625%, 03/15/2021	250	250
1.500%, 02/06/2019	150	152
1.500%, 04/20/2020	1,500	1,508
1.000%, 01/26/2018	400	400
0.875%, 04/19/2018	250	250
Kilroy Realty
4.375%, 10/01/2025‡	100	106
Kimco Realty
3.200%, 05/01/2021‡	370	380
Korea Development Bank
3.500%, 08/22/2017	200	205
2.500%, 03/11/2020	200	204
Lamar Media
5.375%, 01/15/2024	100	106
5.000%, 05/01/2023	100	104

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Landwirtschaftliche Rentenbank
2.375%, 06/10/2025	$150	$155
2.250%, 10/01/2021	150	154
2.000%, 01/13/2025	100	100
1.000%, 04/04/2018	300	300
Lazard Group
3.750%, 02/13/2025	50	47
Legg Mason
4.750%, 03/15/2026	50	52
Leucadia National
5.500%, 10/18/2023	100	99
Liberty Property
3.375%, 06/15/2023‡	95	94
Lincoln National
3.350%, 03/09/2025	150	147
Lloyds Bank
2.400%, 03/17/2020	200	202
2.300%, 11/27/2018	200	203
2.050%, 01/22/2019	200	201
Mack-Cali Realty
3.150%, 05/15/2023‡	100	90
Manufacturers & Traders Trust
2.100%, 02/06/2020	250	250
Markel
5.000%, 04/05/2046	100	103
Marsh & McLennan
3.750%, 03/14/2026	25	26
2.350%, 03/06/2020	100	101
MetLife
4.875%, 11/13/2043	100	109
4.600%, 05/13/2046	100	105
4.368%, 09/15/2023	285	313
4.050%, 03/01/2045	100	96
3.600%, 04/10/2024	200	210
3.600%, 11/13/2025	100	104
Mid-America Apartments
4.000%, 11/15/2025‡	50	52
Mitsubishi UFJ Financial Group
3.850%, 03/01/2026	200	210
Morgan Stanley MTN
6.375%, 07/24/2042	250	330
6.250%, 08/28/2017	375	398
5.750%, 01/25/2021	175	199
5.500%, 07/24/2020	275	308
4.875%, 11/01/2022	165	180
4.350%, 09/08/2026	340	351
4.300%, 01/27/2045	100	102
4.000%, 07/23/2025	155	163
3.875%, 01/27/2026	250	259
2.650%, 01/27/2020	200	203
2.500%, 04/21/2021	210	210
2.375%, 07/23/2019	300	304

62	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.200%, 12/07/2018	$150	$151
1.875%, 01/05/2018	150	151
MPT Operating Partnership
6.375%, 03/01/2024‡	100	107
MSCI
5.750%, 08/15/2025 (A)	162	172
5.250%, 11/15/2024 (A)	150	157
MUFG Union Bank
2.625%, 09/26/2018	250	254
Nasdaq
5.250%, 01/16/2018	150	159
National Australia Bank MTN
2.625%, 01/14/2021	300	307
National Financial Partners
9.000%, 07/15/2021 (A)	117	116
National Retail Properties
4.000%, 11/15/2025‡	65	67
National Rural Utilities Cooperative Finance MTN
10.375%, 11/01/2018	150	182
3.250%, 11/01/2025	200	211
Nationstar Mortgage
6.500%, 07/01/2021	100	88
Navient MTN
5.500%, 01/15/2019	350	347
5.500%, 01/25/2023	150	135
Nomura Holdings MTN
2.750%, 03/19/2019	300	304
Nordic Investment Bank MTN
1.125%, 03/19/2018	200	201
1.125%, 02/25/2019	200	200
Oesterreichische Kontrollbank
1.875%, 01/20/2021	300	303
1.375%, 02/10/2020	100	100
Omega Healthcare Investors
5.250%, 01/15/2026‡	100	102
4.500%, 01/15/2025‡	50	49
OneMain Financial Holdings
7.250%, 12/15/2021 (A)	50	52
6.750%, 12/15/2019 (A)	190	194
Opal Acquisition
8.875%, 12/15/2021 (A)	100	82
PNC Bank
3.300%, 10/30/2024	250	260
2.450%, 11/05/2020	250	254
2.250%, 07/02/2019	250	255
1.500%, 02/23/2018	250	251
Principal Financial Group
3.400%, 05/15/2025	150	150
Private Export Funding
3.250%, 06/15/2025	150	161
2.300%, 09/15/2020	150	155

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Progressive
3.700%, 01/26/2045	$50	$49
Prologis
3.750%, 11/01/2025	65	69
Prudential Financial
5.875%, 09/15/2042 (C)	100	108
5.700%, 12/14/2036	100	115
5.625%, 06/15/2043 (C)	200	209
4.600%, 05/15/2044	50	51
3.500%, 05/15/2024	100	103
2.350%, 08/15/2019	100	101
Quicken Loans
5.750%, 05/01/2025 (A)	150	141
Realogy Group
5.250%, 12/01/2021 (A)	100	105
Realty Income
4.650%, 08/01/2023‡	150	162
3.250%, 10/15/2022‡	160	161
Regency Centers
3.900%, 11/01/2025‡	30	31
Regions Financial
3.200%, 02/08/2021	150	151
Royal Bank of Canada MTN
2.350%, 10/30/2020	250	254
2.300%, 03/22/2021	150	153
2.200%, 07/27/2018	250	254
2.100%, 10/14/2020	200	201
2.000%, 10/01/2018	125	127
2.000%, 12/10/2018	100	101
1.800%, 07/30/2018	50	50
1.400%, 10/13/2017	250	251
Royal Bank of Scotland Group
6.125%, 12/15/2022	300	321
6.000%, 12/19/2023	475	486
5.125%, 05/28/2024	300	293
S&P Global
4.400%, 02/15/2026	100	111
4.000%, 06/15/2025	50	53
Sabra Health Care
5.500%, 02/01/2021‡	100	101
Santander Holdings
2.650%, 04/17/2020	100	100
Santander Issuances
5.179%, 11/19/2025	200	199
Santander UK Group Holdings
2.875%, 10/16/2020	100	100
Select Income
4.500%, 02/01/2025‡	100	97
Simon Property Group
5.650%, 02/01/2020‡	250	283
3.500%, 09/01/2025‡	150	160
2.500%, 09/01/2020‡	100	102

Adviser Managed Trust / Quarterly Report / April 30, 2016	63

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Societe Generale MTN
2.750%, 10/12/2017	$250	$254
Springleaf Finance
8.250%, 12/15/2020	100	103
7.750%, 10/01/2021	100	99
5.250%, 12/15/2019	200	190
Sumitomo Mitsui Banking
2.450%, 01/16/2020	250	253
1.350%, 07/11/2017	250	250
Sumitomo Mitsui Financial Group
3.784%, 03/09/2026	100	104
2.934%, 03/09/2021	100	102
SunTrust Banks
2.900%, 03/03/2021	150	153
Svenska Handelsbanken MTN
2.250%, 06/17/2019	250	255
Synchrony Financial
4.250%, 08/15/2024	100	103
2.700%, 02/03/2020	100	100
2.600%, 01/15/2019	50	50
TD Ameritrade Holding
2.950%, 04/01/2022	100	103
TMX Finance
8.500%, 09/15/2018 (A)	100	78
Toronto-Dominion Bank MTN
2.500%, 12/14/2020	150	153
2.250%, 11/05/2019	100	102
1.950%, 01/22/2019	100	101
1.750%, 07/23/2018	50	50
1.625%, 03/13/2018	150	151
Travelers MTN
6.250%, 06/15/2037	200	269
UBS MTN
2.375%, 08/14/2019	500	509
1.375%, 08/14/2017	250	249
UDR MTN
3.750%, 07/01/2024‡	100	104
Unum Group
3.875%, 11/05/2025	50	49
US Bancorp MTN
3.600%, 09/11/2024	150	158
2.200%, 04/25/2019	250	256
1.650%, 05/15/2017	150	151
US Bank
1.375%, 09/11/2017	250	251
USI
7.750%, 01/15/2021 (A)	150	150
Ventas Realty
2.700%, 04/01/2020‡	280	282
Vereit Operating Partnership
4.600%, 02/06/2024‡	50	50
3.000%, 02/06/2019‡	100	98

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Voya Financial
5.650%, 05/15/2053 (C)	$100	$94
2.900%, 02/15/2018	150	152
Walter Investment Management
7.875%, 12/15/2021	225	149
Wayne Merger
8.250%, 08/01/2023 (A)	100	99
Wells Fargo MTN
5.625%, 12/11/2017	150	160
5.606%, 01/15/2044	150	176
5.375%, 11/02/2043	280	319
4.900%, 11/17/2045	165	178
4.300%, 07/22/2027	100	107
4.125%, 08/15/2023	250	268
4.100%, 06/03/2026	235	247
3.900%, 05/01/2045	150	149
3.000%, 02/19/2025	100	100
2.600%, 07/22/2020	100	103
2.500%, 03/04/2021	250	254
2.150%, 01/15/2019	250	254
2.150%, 01/30/2020	400	405
1.150%, 06/02/2017	500	500
Wells Fargo Bank MTN
1.650%, 01/22/2018	100	101
Welltower
6.500%, 03/15/2041‡	70	85
4.950%, 01/15/2021‡	145	159
4.250%, 04/01/2026‡	50	52
Westpac Banking
2.600%, 11/23/2020	50	51
2.250%, 01/17/2019	100	102
1.950%, 11/23/2018	100	101
1.600%, 01/12/2018	100	100
1.200%, 05/19/2017	225	225
Weyerhaeuser
7.375%, 03/15/2032‡	100	124
WP Carey
4.600%, 04/01/2024‡	150	152
XLIT
5.500%, 03/31/2045	100	98
4.450%, 03/31/2025	100	100

		89,082

Health Care — 2.9%
Abbott Laboratories
5.125%, 04/01/2019	100	110
2.950%, 03/15/2025	100	98
2.000%, 03/15/2020	100	99
AbbVie
4.700%, 05/14/2045	135	143
4.500%, 05/14/2035	140	146
4.400%, 11/06/2042	150	154

64	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.600%, 05/14/2025	$100	$105
3.200%, 11/06/2022	45	46
2.900%, 11/06/2022	100	102
2.500%, 05/14/2020	100	102
1.800%, 05/14/2018	265	267
1.750%, 11/06/2017	150	151
Acadia Healthcare
5.625%, 02/15/2023	200	205
Actavis
3.250%, 10/01/2022	50	51
1.875%, 10/01/2017	50	50
Actavis Funding
4.850%, 06/15/2044	50	51
4.750%, 03/15/2045	100	101
4.550%, 03/15/2035	300	300
3.850%, 06/15/2024	100	103
3.800%, 03/15/2025	200	205
3.450%, 03/15/2022	100	103
3.000%, 03/12/2020	300	306
Aetna
2.200%, 03/15/2019	150	152
1.500%, 11/15/2017	200	201
AMAG Pharmaceuticals
7.875%, 09/01/2023 (A)	65	58
AmerisourceBergen
4.250%, 03/01/2045	25	25
3.400%, 05/15/2024	100	103
Amgen
5.150%, 11/15/2041	200	228
4.400%, 05/01/2045	125	130
3.875%, 11/15/2021	100	109
3.625%, 05/22/2024	150	160
3.125%, 05/01/2025	150	154
2.200%, 05/22/2019	150	153
2.125%, 05/15/2017	200	202
Amsurg
5.625%, 07/15/2022	200	205
Anthem
5.100%, 01/15/2044	150	165
4.650%, 01/15/2043	150	155
3.500%, 08/15/2024	150	154
3.300%, 01/15/2023	100	102
2.250%, 08/15/2019	100	100
Ascension Health
3.945%, 11/15/2046	35	36
AstraZeneca
6.450%, 09/15/2037	200	268
5.900%, 09/15/2017	50	53
4.375%, 11/16/2045	100	109
3.375%, 11/16/2025	100	104
2.375%, 11/16/2020	100	102

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Baxalta
5.250%, 06/23/2045 (A)	$100	$108
2.875%, 06/23/2020 (A)	50	50
2.000%, 06/22/2018 (A)	100	100
Becton Dickinson
4.685%, 12/15/2044	50	55
3.125%, 11/08/2021	100	103
2.675%, 12/15/2019	100	103
1.800%, 12/15/2017	200	201
Biogen
5.200%, 09/15/2045	100	114
3.625%, 09/15/2022	200	213
Boston Scientific
6.000%, 01/15/2020	100	113
3.850%, 05/15/2025	100	105
Bristol-Myers Squibb
4.500%, 03/01/2044	50	58
3.250%, 08/01/2042	100	96
1.750%, 03/01/2019	50	51
Capsugel
7.000%, 05/15/2019 (A)	78	79
Cardinal Health
2.400%, 11/15/2019	150	152
1.700%, 03/15/2018	100	100
Catholic Health Initiatives
2.950%, 11/01/2022	200	202
Celgene
5.000%, 08/15/2045	150	165
3.875%, 08/15/2025	150	158
3.625%, 05/15/2024	150	156
2.875%, 08/15/2020	100	104
2.250%, 05/15/2019	100	101
Centene
4.750%, 05/15/2022	120	123
Centene Escrow
6.125%, 02/15/2024 (A)	176	186
5.625%, 02/15/2021 (A)	154	162
CHS
8.000%, 11/15/2019	250	252
6.875%, 02/01/2022	600	543
5.125%, 08/15/2018	250	253
Cigna
3.250%, 04/15/2025	150	150
Concordia Healthcare
9.500%, 10/21/2022 (A)	225	228
7.000%, 04/15/2023 (A)	71	66
ConvaTec Finance International
8.250%, 01/15/2019 (A)	200	201
Covidien International Finance
6.550%, 10/15/2037	50	69
6.000%, 10/15/2017	50	53

Adviser Managed Trust / Quarterly Report / April 30, 2016	65

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Crimson Merger
6.625%, 05/15/2022 (A)	$200	$168
DaVita HealthCare Partners
5.750%, 08/15/2022	100	105
5.125%, 07/15/2024	350	356
5.000%, 05/01/2025	295	295
Dignity Health
2.637%, 11/01/2019	136	139
DJO Finco
8.125%, 06/15/2021 (A)	144	126
Eli Lilly
3.700%, 03/01/2045	200	207
Endo
6.000%, 07/15/2023 (A)	200	196
6.000%, 02/01/2025 (A)	200	191
Endo Finance
5.875%, 01/15/2023 (A)	200	192
Envision Healthcare
5.125%, 07/01/2022 (A)	100	102
ExamWorks Group
5.625%, 04/15/2023	62	67
Express Scripts Holding
4.750%, 11/15/2021	100	110
4.500%, 02/25/2026	150	161
3.500%, 06/15/2024	50	51
2.250%, 06/15/2019	200	202
Fresenius Medical Care US Finance II
5.875%, 01/31/2022 (A)	200	220
5.625%, 07/31/2019 (A)	50	54
Gilead Sciences
5.650%, 12/01/2041	100	124
4.500%, 02/01/2045	225	240
4.400%, 12/01/2021	275	308
3.700%, 04/01/2024	50	54
3.650%, 03/01/2026	175	187
1.850%, 09/04/2018	100	102
GlaxoSmithKline Capital
6.375%, 05/15/2038	150	207
5.650%, 05/15/2018	250	273
1.500%, 05/08/2017	100	101
Grifols Worldwide Operations
5.250%, 04/01/2022	150	155
HCA
7.500%, 02/15/2022	250	283
6.500%, 02/15/2020	500	554
5.375%, 02/01/2025	500	511
HealthSouth
5.750%, 11/01/2024	115	119
Hologic
5.250%, 07/15/2022 (A)	153	160
Howard Hughes Medical Institute
3.500%, 09/01/2023	200	216

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Humana
3.850%, 10/01/2024	$200	$209
IASIS Healthcare
8.375%, 05/15/2019	150	143
inVentiv Health
9.000%, 01/15/2018 (A)	100	103
inVentiv Health PIK
10.000%, 08/15/2018 (A)	100	102
JLL PIK
8.750%, 05/01/2020 (A)	133	132
Johnson & Johnson
5.150%, 07/15/2018	100	109
4.375%, 12/05/2033	200	231
3.700%, 03/01/2046	100	106
3.550%, 03/01/2036	100	106
2.450%, 12/05/2021	50	53
2.450%, 03/01/2026	50	50
2.050%, 03/01/2023	50	50
1.875%, 12/05/2019	100	103
1.650%, 03/01/2021	50	50
1.125%, 03/01/2019	30	30
Kindred Healthcare
8.750%, 01/15/2023	100	99
8.000%, 01/15/2020	45	45
6.375%, 04/15/2022	100	92
Kinetic Concepts
12.500%, 11/01/2019	50	48
10.500%, 11/01/2018	250	253
Laboratory Corp of America Holdings
4.700%, 02/01/2045	50	51
2.625%, 02/01/2020	150	151
2.200%, 08/23/2017	100	101
Life Technologies
6.000%, 03/01/2020	100	113
LifePoint Health
5.875%, 12/01/2023	50	52
5.500%, 12/01/2021	150	156
Mallinckrodt International Finance
5.750%, 08/01/2022 (A)	100	94
5.625%, 10/15/2023 (A)	150	141
4.875%, 04/15/2020 (A)	129	124
McKesson
3.796%, 03/15/2024	100	107
2.284%, 03/15/2019	200	203
MEDNAX
5.250%, 12/01/2023 (A)	175	181
Medtronic
4.625%, 03/15/2044	50	57
4.625%, 03/15/2045	200	228
4.375%, 03/15/2035	250	278
3.500%, 03/15/2025	350	375
2.750%, 04/01/2023	100	103

66	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.500%, 03/15/2020	$200	$207
1.375%, 04/01/2018	100	101
Memorial Sloan-Kettering Cancer Center
4.200%, 07/01/2055	50	52
Merck
6.550%, 09/15/2037	50	67
4.150%, 05/18/2043	100	110
3.700%, 02/10/2045	50	51
2.800%, 05/18/2023	100	105
2.750%, 02/10/2025	300	309
2.350%, 02/10/2022	100	102
Merck Sharp & Dohme
5.000%, 06/30/2019	100	112
Molina Healthcare
5.375%, 11/15/2022 (A)	125	129
MPH Acquisition Holdings
6.625%, 04/01/2022 (A)	200	209
Mylan
2.600%, 06/24/2018	100	101
Novartis Capital
4.400%, 05/06/2044	150	175
4.000%, 11/20/2045	100	109
3.400%, 05/06/2024	100	107
3.000%, 11/20/2025	100	105
Novartis Securities Investment
5.125%, 02/10/2019	100	110
Perrigo
2.300%, 11/08/2018	200	200
Pfizer
7.200%, 03/15/2039	150	221
6.200%, 03/15/2019	325	369
3.400%, 05/15/2024	100	108
1.100%, 05/15/2017	150	151
Quest Diagnostics
3.500%, 03/30/2025	200	203
Quintiles Transnational
4.875%, 05/15/2023 (A)	140	143
RegionalCare Hospital Partners Holdings
8.250%, 05/01/2023 (A)	112	116
Sanofi
4.000%, 03/29/2021	50	55
1.250%, 04/10/2018	200	201
Select Medical
6.375%, 06/01/2021	100	95
St. Jude Medical
4.750%, 04/15/2043	100	106
Stryker
4.625%, 03/15/2046	30	33
3.500%, 03/15/2026	25	26
3.375%, 05/15/2024	100	105
3.375%, 11/01/2025	200	208
2.000%, 03/08/2019	30	30

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Team Health
7.250%, 12/15/2023 (A)	$75	$80
Tenet Healthcare
8.125%, 04/01/2022	350	363
6.750%, 06/15/2023	428	423
6.000%, 10/01/2020	300	318
Teva Pharmaceutical Finance
2.950%, 12/18/2022	100	100
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/2021	100	105
Thermo Fisher Scientific
4.150%, 02/01/2024	150	161
3.600%, 08/15/2021	100	105
3.150%, 01/15/2023	100	102
UnitedHealth Group
6.875%, 02/15/2038	100	142
6.000%, 02/15/2018	200	217
4.750%, 07/15/2045	50	58
4.625%, 07/15/2035	200	226
4.375%, 03/15/2042	150	158
3.950%, 10/15/2042	100	103
3.875%, 10/15/2020	100	108
3.750%, 07/15/2025	50	54
2.700%, 07/15/2020	130	136
1.900%, 07/16/2018	60	61
Universal Hospital Services
7.625%, 08/15/2020	100	93
Valeant Pharmaceuticals International
6.375%, 10/15/2020 (A)	250	227
6.125%, 04/15/2025 (A)	500	418
5.875%, 05/15/2023 (A)	625	523
Vizient
10.375%, 03/01/2024 (A)	80	86
WellCare Health Plans
5.750%, 11/15/2020	125	130
Wyeth
5.950%, 04/01/2037	100	130
Zimmer Biomet Holdings
4.450%, 08/15/2045	100	101
4.250%, 08/15/2035	100	100
3.550%, 04/01/2025	100	103
2.700%, 04/01/2020	100	102
Zoetis
4.500%, 11/13/2025	50	53
3.450%, 11/13/2020	25	26
1.875%, 02/01/2018	100	100

		32,207

Industrials — 2.7%
3M MTN
5.700%, 03/15/2037	100	132
3.000%, 08/07/2025	50	53

Adviser Managed Trust / Quarterly Report / April 30, 2016	67

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
1.375%, 08/07/2018	$50	$51
1.000%, 06/26/2017	50	50
ABB Finance
2.875%, 05/08/2022	100	103
ACCO Brands
6.750%, 04/30/2020	100	106
Accudyne Industries Borrower
7.750%, 12/15/2020 (A)	50	41
ADS Waste Holdings
8.250%, 10/01/2020	50	52
ADT
6.250%, 10/15/2021	300	310
4.875%, 07/15/2042	50	37
3.500%, 07/15/2022	100	92
AECOM
5.875%, 10/15/2024	50	53
5.750%, 10/15/2022	200	208
AerCap Ireland Capital
4.500%, 05/15/2021	250	258
3.750%, 05/15/2019	150	152
Ahern Rentals
7.375%, 05/15/2023 (A)	138	105
Air Lease
3.750%, 02/01/2022	100	101
3.375%, 06/01/2021	35	35
2.625%, 09/04/2018	100	99
Aircastle
6.750%, 04/15/2017	100	103
6.250%, 12/01/2019	100	110
Algeco Scotsman Global Finance
8.500%, 10/15/2018 (A)	200	162
American Airlines Group
5.500%, 10/01/2019 (A)	150	153
4.625%, 03/01/2020 (A)	100	98
American Airlines Pass-Through Trust, Ser 2015-2, Cl AA
3.600%, 09/22/2027	100	103
Amsted Industries
5.000%, 03/15/2022 (A)	50	50
Avis Budget Car Rental
5.500%, 04/01/2023	150	143
BlueLine Rental Finance
7.000%, 02/01/2019 (A)	100	88
Boeing
4.875%, 02/15/2020	100	112
3.500%, 03/01/2045	100	100
0.950%, 05/15/2018	200	200
Bombardier
7.500%, 03/15/2025 (A)	260	233
6.125%, 01/15/2023 (A)	100	87
6.000%, 10/15/2022 (A)	250	212

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Brand Energy & Infrastructure Services
8.500%, 12/01/2021 (A)	$100	$95
Builders FirstSource
7.625%, 06/01/2021 (A)	100	105
Burlington Northern Santa Fe
4.900%, 04/01/2044	150	175
4.700%, 10/01/2019	100	111
4.550%, 09/01/2044	100	111
4.150%, 04/01/2045	150	160
3.850%, 09/01/2023	200	219
3.400%, 09/01/2024	150	160
3.000%, 04/01/2025	100	104
Canadian National Railway
4.500%, 11/07/2043	50	56
2.950%, 11/21/2024	150	157
Canadian Pacific Railway
9.450%, 08/01/2021	75	98
6.125%, 09/15/2115	30	35
4.800%, 09/15/2035	20	22
2.900%, 02/01/2025	200	198
Case New Holland Industrial
7.875%, 12/01/2017	300	320
Caterpillar
4.300%, 05/15/2044	100	107
3.900%, 05/27/2021	100	110
3.803%, 08/15/2042	100	99
3.400%, 05/15/2024	150	160
Caterpillar Financial Services MTN
7.150%, 02/15/2019	100	115
2.100%, 06/09/2019	200	205
1.250%, 08/18/2017	100	101
Cenveo
6.000%, 08/01/2019 (A)	100	78
Clean Harbors
5.250%, 08/01/2020	100	103
5.125%, 06/01/2021	150	151
CNH Industrial Capital
4.375%, 11/06/2020	100	99
CSX
4.100%, 03/15/2044	75	77
3.700%, 10/30/2020	128	136
3.400%, 08/01/2024	150	158
Danaher
4.375%, 09/15/2045	20	23
3.350%, 09/15/2025	20	21
2.400%, 09/15/2020	250	258
1.650%, 09/15/2018	20	20
Deere
3.900%, 06/09/2042	100	103
2.600%, 06/08/2022	50	51
DigitalGlobe
5.250%, 02/01/2021 (A)	100	90

68	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Dover
5.375%, 03/01/2041	$100	$122
Eaton
4.150%, 11/02/2042	100	100
4.000%, 11/02/2032	100	102
2.750%, 11/02/2022	150	152
Emerson Electric
5.000%, 04/15/2019	70	76
2.625%, 02/15/2023	125	128
FedEx
5.100%, 01/15/2044	50	57
4.550%, 04/01/2046	100	106
4.000%, 01/15/2024	200	220
3.900%, 02/01/2035	100	98
Florida East Coast Holdings
6.750%, 05/01/2019 (A)	200	202
Fluor
3.500%, 12/15/2024	200	208
Gardner Denver
6.875%, 08/15/2021 (A)	50	43
Gates Global
6.000%, 07/15/2022 (A)	200	174
GATX
2.600%, 03/30/2020	100	98
GCP Applied Technologies
9.500%, 02/01/2023 (A)	100	110
GE Capital International Funding
4.418%, 11/15/2035 (A)	751	825
2.342%, 11/15/2020 (A)	1,000	1,023
General Cable
5.750%, 10/01/2022	100	90
General Dynamics
2.250%, 11/15/2022	100	102
1.000%, 11/15/2017	50	50
General Electric MTN
6.875%, 01/10/2039	115	168
6.750%, 03/15/2032	101	140
5.875%, 01/14/2038	200	264
5.300%, 02/11/2021	125	144
5.250%, 12/06/2017	200	213
4.500%, 03/11/2044	200	225
2.700%, 10/09/2022	250	258
GFL Environmental
9.875%, 02/01/2021 (A)	130	137
Griffon
5.250%, 03/01/2022	100	101
H&E Equipment Services
7.000%, 09/01/2022	150	152
HD Supply
7.500%, 07/15/2020	150	159
5.750%, 04/15/2024 (A)	200	210
5.250%, 12/15/2021 (A)	135	142

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hertz
5.875%, 10/15/2020	$200	$203
Honeywell International
5.300%, 03/01/2018	200	215
Hubbell
3.350%, 03/01/2026	50	50
Huntington Ingalls Industries
5.000%, 11/15/2025 (A)	200	210
Icahn Enterprises
6.000%, 08/01/2020	250	249
5.875%, 02/01/2022	200	191
4.875%, 03/15/2019	200	199
IHS
5.000%, 11/01/2022	110	115
Illinois Tool Works
3.500%, 03/01/2024	100	108
1.950%, 03/01/2019	100	102
Ingersoll-Rand Global Holding
5.750%, 06/15/2043	100	120
4.250%, 06/15/2023	150	163
International Lease Finance
7.125%, 09/01/2018 (A)	500	549
6.250%, 05/15/2019	100	108
JB Hunt Transport Services
3.300%, 08/15/2022	50	51
John Deere Capital MTN
3.350%, 06/12/2024	200	212
2.550%, 01/08/2021	100	103
1.350%, 01/16/2018	250	252
1.125%, 06/12/2017	150	150
Joy Global
5.125%, 10/15/2021	100	91
Kansas City Southern
4.950%, 08/15/2045 (A)	100	107
KLX
5.875%, 12/01/2022 (A)	145	146
Koninklijke Philips
3.750%, 03/15/2022	150	160
L-3 Communications
5.200%, 10/15/2019	100	108
4.950%, 02/15/2021	100	108
Lockheed Martin
4.700%, 05/15/2046	100	115
4.500%, 05/15/2036	100	111
4.250%, 11/15/2019	100	110
4.070%, 12/15/2042	150	156
3.800%, 03/01/2045	100	101
3.550%, 01/15/2026	100	107
2.900%, 03/01/2025	25	26
2.500%, 11/23/2020	100	103
Masco
4.450%, 04/01/2025	145	151

Adviser Managed Trust / Quarterly Report / April 30, 2016	69

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.375%, 04/01/2026	$70	$72
Navios Maritime Holdings
7.375%, 01/15/2022 (A)	100	40
Nielsen Finance
5.000%, 04/15/2022 (A)	450	459
Nielsen Luxembourg
5.500%, 10/01/2021 (A)	100	104
Norfolk Southern
4.450%, 06/15/2045	100	108
3.950%, 10/01/2042	100	99
3.850%, 01/15/2024	200	213
Northrop Grumman
4.750%, 06/01/2043	25	29
3.850%, 04/15/2045	100	101
3.250%, 08/01/2023	150	158
1.750%, 06/01/2018	50	51
Owens Corning
4.200%, 12/01/2024	100	103
PACCAR Financial
1.400%, 05/18/2018	65	65
Parker-Hannifin MTN
4.200%, 11/21/2034	135	144
Pentair Finance
1.875%, 09/15/2017	100	100
Ply Gem Industries
6.500%, 02/01/2022	150	149
Precision Castparts
2.500%, 01/15/2023	100	102
1.250%, 01/15/2018	100	100
Raytheon
3.125%, 10/15/2020	100	106
2.500%, 12/15/2022	100	103
Republic Services
5.700%, 05/15/2041	100	119
3.550%, 06/01/2022	150	157
Rexel
5.250%, 06/15/2020 (A)	100	103
Roper Technologies
3.850%, 12/15/2025	25	26
3.000%, 12/15/2020	100	103
Ryder System MTN
2.875%, 09/01/2020	50	50
2.650%, 03/02/2020	100	101
Safway Group Holding
7.000%, 05/15/2018 (A)	100	100
Schaeffler Finance MTN
4.250%, 05/15/2021 (A)	400	411
Sensata Technologies
5.000%, 10/01/2025 (A)	40	40
4.875%, 10/15/2023 (A)	100	101
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	200	214

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Signode Industrial Group
6.375%, 05/01/2022 (A)	$150	$146
Southwest Airlines
2.750%, 11/06/2019	100	102
Stanley Black & Decker
5.750%, 12/15/2053 (C)	100	105
2.900%, 11/01/2022	100	104
Terex
6.000%, 05/15/2021	100	99
Tervita
8.000%, 11/15/2018 (A)	100	86
Textron
7.250%, 10/01/2019	125	143
TransDigm
6.500%, 07/15/2024	350	353
5.500%, 10/15/2020	100	101
Tyco International Finance
3.900%, 02/14/2026	200	210
Union Pacific
4.821%, 02/01/2044	50	58
4.163%, 07/15/2022	100	112
4.050%, 03/01/2046	150	157
3.875%, 02/01/2055	100	98
2.250%, 02/15/2019	125	128
United Airlines Pass-Through Trust, Cl AA
3.450%, 12/01/2027	50	50
United Airlines Pass-Through Trust, Cl A
4.300%, 08/15/2025	139	145
United Parcel Service
6.200%, 01/15/2038	150	206
3.125%, 01/15/2021	100	107
United Rentals North America
7.625%, 04/15/2022	250	267
6.125%, 06/15/2023	100	104
4.625%, 07/15/2023	185	184
United Technologies
6.125%, 07/15/2038	200	262
5.375%, 12/15/2017	100	107
4.500%, 04/15/2020	100	111
4.500%, 06/01/2042	100	112
4.150%, 05/15/2045	100	106
3.100%, 06/01/2022	250	265
US Airways Pass-Through Trust, Cl A
5.900%, 10/01/2024	160	179
Verisk Analytics
5.500%, 06/15/2045	100	98
Waste Management
6.100%, 03/15/2018	100	109
4.750%, 06/30/2020	100	111
4.100%, 03/01/2045	50	51
3.125%, 03/01/2025	100	103

70	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WESCO Distribution
5.375%, 12/15/2021	$100	$102
West
5.375%, 07/15/2022 (A)	200	181
Wise Metals Group
8.750%, 12/15/2018 (A)	100	93
WW Grainger
4.600%, 06/15/2045	50	57
XPO Logistics
7.875%, 09/01/2019 (A)	138	145
6.500%, 06/15/2022 (A)	255	248

		29,268

Information Technology — 2.1%
Activision Blizzard
6.125%, 09/15/2023 (A)	100	109
5.625%, 09/15/2021 (A)	250	263
Adobe Systems
3.250%, 02/01/2025	150	155
Advanced Micro Devices
6.750%, 03/01/2019	100	84
Alibaba Group Holding
3.600%, 11/28/2024	200	203
2.500%, 11/28/2019	200	201
Altera
1.750%, 05/15/2017	150	151
Amkor Technology
6.375%, 10/01/2022	100	95
Analog Devices
3.900%, 12/15/2025	100	109
Apple
4.650%, 02/23/2046	200	220
4.500%, 02/23/2036	50	55
4.375%, 05/13/2045	150	159
3.850%, 05/04/2043	100	98
3.450%, 05/06/2024	150	160
3.450%, 02/09/2045	100	91
3.250%, 02/23/2026	300	314
2.850%, 05/06/2021	175	184
2.850%, 02/23/2023	50	52
2.700%, 05/13/2022	200	206
2.500%, 02/09/2025	75	75
2.250%, 02/23/2021	50	51
1.700%, 02/22/2019	20	20
1.550%, 02/07/2020	200	201
1.050%, 05/05/2017	100	100
1.000%, 05/03/2018	200	200
0.900%, 05/12/2017	100	100
Applied Materials
5.100%, 10/01/2035	35	39
3.900%, 10/01/2025	35	37
2.625%, 10/01/2020	50	51

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Arrow Electronics
4.000%, 04/01/2025	$100	$100
Autodesk
4.375%, 06/15/2025	100	102
Automatic Data Processing
3.375%, 09/15/2025	25	27
2.250%, 09/15/2020	50	51
Avaya
10.500%, 03/01/2021 (A)	200	43
Avnet
4.625%, 04/15/2026	25	26
Baidu
2.750%, 06/09/2019	200	203
Belden
5.500%, 09/01/2022 (A)	50	50
BMC Software Finance
8.125%, 07/15/2021 (A)	250	185
Boxer Parent PIK
9.000%, 10/15/2019 (A)	100	73
CA
3.600%, 08/01/2020	50	51
CDW
6.000%, 08/15/2022	50	54
5.500%, 12/01/2024	75	79
5.000%, 09/01/2023	131	134
Cisco Systems
5.500%, 01/15/2040	100	128
4.950%, 02/15/2019	100	110
4.450%, 01/15/2020	300	332
2.950%, 02/28/2026	200	209
2.200%, 02/28/2021	50	51
1.650%, 06/15/2018	100	101
1.600%, 02/28/2019	100	101
1.400%, 02/28/2018	100	101
CommScope
5.000%, 06/15/2021 (A)	150	152
CommScope Technologies Finance
6.000%, 06/15/2025 (A)	307	315
Corning
1.500%, 05/08/2018	100	100
eBay
3.450%, 08/01/2024	50	51
2.600%, 07/15/2022	100	97
2.200%, 08/01/2019	100	101
Electronic Arts
4.800%, 03/01/2026	50	53
3.700%, 03/01/2021	50	52
EMC
2.650%, 06/01/2020	100	94
1.875%, 06/01/2018	125	123
Fidelity National Information Services
3.625%, 10/15/2020	200	209

Adviser Managed Trust / Quarterly Report / April 30, 2016	71

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.500%, 04/15/2023	$100	$102
First Data
7.000%, 12/01/2023 (A)	565	581
5.750%, 01/15/2024 (A)	400	406
5.000%, 01/15/2024 (A)	250	252
Fiserv
4.625%, 10/01/2020	100	108
Flextronics International
4.750%, 06/15/2025	50	50
Google
3.625%, 05/19/2021	100	110
Harris
4.854%, 04/27/2035	35	38
3.832%, 04/27/2025	50	52
Hewlett Packard Enterprise
6.350%, 10/15/2045 (A)	50	50
6.200%, 10/15/2035 (A)	50	50
4.900%, 10/15/2025 (A)	100	104
4.400%, 10/15/2022 (A)	250	264
3.600%, 10/15/2020 (A)	50	52
2.850%, 10/05/2018 (A)	100	102
HP
4.300%, 06/01/2021	250	263
Hughes Satellite Systems
7.625%, 06/15/2021	250	278
6.500%, 06/15/2019	90	99
IMS Health
6.000%, 11/01/2020 (A)	50	51
Infor Software Parent
7.125%, 05/01/2021 (A)	150	126
Infor US
6.500%, 05/15/2022	301	278
Informatica
7.125%, 07/15/2023 (A)	51	50
Ingram Micro
4.950%, 12/15/2024	100	98
Intel
4.900%, 07/29/2045	40	46
4.800%, 10/01/2041	100	113
4.250%, 12/15/2042	150	159
3.700%, 07/29/2025	45	50
3.300%, 10/01/2021	100	107
2.700%, 12/15/2022	50	52
2.450%, 07/29/2020	185	191
1.350%, 12/15/2017	100	101
International Business Machines
7.625%, 10/15/2018	200	230
5.700%, 09/14/2017	100	107
4.700%, 02/19/2046	100	111
4.000%, 06/20/2042	100	104
3.625%, 02/12/2024	350	379
2.875%, 11/09/2022	100	104

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.250%, 02/19/2021	$100	$102
1.125%, 02/06/2018	100	100
KLA-Tencor
4.650%, 11/01/2024	100	104
Lam Research
2.750%, 03/15/2020	100	100
MasterCard
3.375%, 04/01/2024	100	107
Maxim Integrated Products
2.500%, 11/15/2018	200	202
Micron Technology
5.500%, 02/01/2025	150	122
5.250%, 08/01/2023 (A)	301	243
Microsoft
4.500%, 10/01/2040	100	111
4.450%, 11/03/2045	300	333
4.200%, 06/01/2019	100	110
4.000%, 02/12/2055	100	99
3.750%, 02/12/2045	100	99
3.500%, 02/12/2035	150	150
2.700%, 02/12/2025	200	206
2.375%, 02/12/2022	100	103
2.375%, 05/01/2023	100	102
2.000%, 11/03/2020	200	205
1.625%, 12/06/2018	100	102
Motorola Solutions
3.500%, 03/01/2023	100	95
NCR
6.375%, 12/15/2023	150	156
4.625%, 02/15/2021	100	99
NetApp
3.375%, 06/15/2021	150	154
Nuance Communications
5.375%, 08/15/2020 (A)	125	128
NXP
3.750%, 06/01/2018 (A)	200	205
NXP BV
4.125%, 06/15/2020 (A)	100	103
Open Text
5.625%, 01/15/2023 (A)	140	144
Oracle
5.750%, 04/15/2018	350	381
5.375%, 07/15/2040	150	182
4.375%, 05/15/2055	100	103
4.300%, 07/08/2034	100	107
4.125%, 05/15/2045	100	103
3.900%, 05/15/2035	170	174
3.400%, 07/08/2024	100	106
2.950%, 05/15/2025	250	257
2.800%, 07/08/2021	175	184
2.250%, 10/08/2019	50	52

72	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Plantronics
5.500%, 05/31/2023 (A)	$126	$126
Qorvo
7.000%, 12/01/2025 (A)	45	46
QUALCOMM
4.800%, 05/20/2045	100	101
4.650%, 05/20/2035	200	211
3.450%, 05/20/2025	100	104
2.250%, 05/20/2020	100	103
Rackspace Hosting
6.500%, 01/15/2024 (A)	110	109
Riverbed Technology
8.875%, 03/01/2023 (A)	80	81
Sabre
5.375%, 04/15/2023 (A)	35	35
5.250%, 11/15/2023 (A)	145	147
Seagate HDD Cayman
4.750%, 01/01/2025	100	76
3.750%, 11/15/2018	200	198
Solera
10.500%, 03/01/2024 (A)	300	314
SS&C Technologies Holdings
5.875%, 07/15/2023 (A)	142	147
Symantec
3.950%, 06/15/2022	200	201
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	100	106
Texas Instruments
1.850%, 05/15/2022	100	100
1.750%, 05/01/2020	100	100
Thomson Reuters
5.650%, 11/23/2043	200	217
3.850%, 09/29/2024	125	130
TIBCO Software
11.375%, 12/01/2021 (A)	150	124
Total System Services
3.750%, 06/01/2023	100	99
Tyco Electronics Group
2.350%, 08/01/2019	200	202
VeriSign
4.625%, 05/01/2023	150	154
ViaSat
6.875%, 06/15/2020	100	103
Visa
4.300%, 12/14/2045	100	110
4.150%, 12/14/2035	130	142
3.150%, 12/14/2025	200	210
2.800%, 12/14/2022	100	104
2.200%, 12/14/2020	200	205
1.200%, 12/14/2017	25	25
Western Digital
10.500%, 04/01/2024 (A)	550	535

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Western Union
3.650%, 08/22/2018	$100	$103
Xerox
6.350%, 05/15/2018	150	161
5.625%, 12/15/2019	100	106
Xilinx
3.000%, 03/15/2021	150	157
Zebra Technologies
7.250%, 10/15/2022	150	162

		23,646

Materials — 1.6%
Agrium
5.250%, 01/15/2045	70	73
4.125%, 03/15/2035	200	184
Air Products & Chemicals
3.350%, 07/31/2024	100	105
Airgas
3.050%, 08/01/2020	100	102
Albemarle
4.150%, 12/01/2024	100	101
Alcoa
5.125%, 10/01/2024	175	170
Aleris International
9.500%, 04/01/2021 (A)	100	104
Allegheny Technologies
7.875%, 08/15/2023	75	61
Anglo American Capital
3.625%, 05/14/2020 (A)	300	282
ArcelorMittal
7.250%, 02/25/2022	150	158
6.125%, 06/01/2025	100	98
Ardagh Finance Holdings
8.625%, 06/15/2019 (A)	218	224
Ashland
4.750%, 08/15/2022	200	201
3.875%, 04/15/2018	100	103
Axalta Coating Systems US Holdings
7.375%, 05/01/2021 (A)	150	159
Ball
5.250%, 07/01/2025	190	200
4.375%, 12/15/2020	160	166
4.000%, 11/15/2023	150	149
Barrick
5.250%, 04/01/2042	100	98
4.100%, 05/01/2023	16	16
Barrick North America Finance
4.400%, 05/30/2021	175	187
Berry Plastics
5.125%, 07/15/2023	125	126
BHP Billiton Finance
6.500%, 04/01/2019	100	113

Adviser Managed Trust / Quarterly Report / April 30, 2016	73

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.000%, 09/30/2043	$100	$112
3.850%, 09/30/2023	150	160
Blue Cube Spinco
10.000%, 10/15/2025 (A)	100	115
9.750%, 10/15/2023 (A)	75	86
BlueScope Steel Finance
6.500%, 05/15/2021 (A)	83	85
BWAY Holding
9.125%, 08/15/2021 (A)	50	48
Cascades
5.500%, 07/15/2022 (A)	100	97
Celanese US Holdings
4.625%, 11/15/2022	100	103
Celulosa Arauco y Constitucion
7.250%, 07/29/2019	100	114
CF Industries
5.150%, 03/15/2034	375	370
Chemours
7.000%, 05/15/2025 (A)	130	113
6.625%, 05/15/2023 (A)	180	157
Cliffs Natural Resources
8.250%, 03/31/2020 (A)	50	47
Consolidated Energy Finance
6.750%, 10/15/2019 (A)	200	189
Coveris Holdings
7.875%, 11/01/2019 (A)	100	96
CRH America
8.125%, 07/15/2018	66	74
Crown Americas
4.500%, 01/15/2023	100	102
Dow Chemical
8.550%, 05/15/2019	200	239
4.375%, 11/15/2042	100	99
4.250%, 11/15/2020	100	109
4.250%, 10/01/2034	100	100
3.500%, 10/01/2024	100	104
3.000%, 11/15/2022	50	51
E.I. du Pont de Nemours
6.000%, 07/15/2018	100	110
4.625%, 01/15/2020	100	110
2.800%, 02/15/2023	100	101
Eagle Spinco
4.625%, 02/15/2021	150	149
Eastman Chemical
4.650%, 10/15/2044	100	100
2.400%, 06/01/2017	100	101
Ecolab
4.350%, 12/08/2021	100	111
Eldorado
6.125%, 12/15/2020 (A)	200	184
First Quantum Minerals
7.250%, 05/15/2022 (A)	250	196

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
7.000%, 02/15/2021 (A)	$50	$41
6.750%, 02/15/2020 (A)	200	167
FMG Resources
9.750%, 03/01/2022 (A)	346	364
8.250%, 11/01/2019 (A)	76	79
Freeport-McMoRan
5.450%, 03/15/2043	350	262
3.875%, 03/15/2023	150	126
3.550%, 03/01/2022	400	334
Georgia-Pacific
8.875%, 05/15/2031	100	151
Goldcorp
3.700%, 03/15/2023	100	100
Hexion
6.625%, 04/15/2020	300	251
HudBay Minerals
9.500%, 10/01/2020	250	213
Huntsman International
4.875%, 11/15/2020	100	101
IAMGOLD
6.750%, 10/01/2020 (A)	100	81
INEOS Group Holdings
5.875%, 02/15/2019 (A)	200	203
International Paper
7.950%, 06/15/2018	100	113
7.500%, 08/15/2021	100	122
5.150%, 05/15/2046	100	107
4.800%, 06/15/2044	100	102
4.750%, 02/15/2022	100	111
INVISTA Finance
4.250%, 10/15/2019 (A)	100	97
Joseph T Ryerson & Son
9.000%, 10/15/2017	100	92
Kinross
5.125%, 09/01/2021	100	99
Lubrizol
6.500%, 10/01/2034	100	129
Lundin Mining
7.500%, 11/01/2020 (A)	20	20
LYB International Finance
4.875%, 03/15/2044	50	52
LyondellBasell Industries
5.000%, 04/15/2019	200	216
4.625%, 02/26/2055	100	93
Martin Marietta Materials
4.250%, 07/02/2024	100	104
Momentive Performance Materials
3.880%, 10/24/2021	145	111
Monsanto
4.700%, 07/15/2064	50	44
4.400%, 07/15/2044	150	144
3.375%, 07/15/2024	100	103

74	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
1.150%, 06/30/2017	$25	$25
Mosaic
4.250%, 11/15/2023	125	132
New Gold
6.250%, 11/15/2022 (A)	100	92
Newmont Mining
6.250%, 10/01/2039	50	52
4.875%, 03/15/2042	125	117
3.500%, 03/15/2022	100	102
Nucor
6.400%, 12/01/2037	100	117
4.000%, 08/01/2023	100	105
Owens-Brockway Glass Container
5.875%, 08/15/2023 (A)	70	75
5.000%, 01/15/2022 (A)	115	119
Platform Specialty Products
10.375%, 05/01/2021 (A)	200	200
6.500%, 02/01/2022 (A)	68	60
PolyOne
5.250%, 03/15/2023	100	100
Potash Corp of Saskatchewan
3.625%, 03/15/2024	50	51
3.000%, 04/01/2025	100	98
PQ
8.750%, 11/01/2018 (A)	100	104
6.750%, 11/15/2022 (A)	27	28
Praxair
3.200%, 01/30/2026	100	106
2.450%, 02/15/2022	200	205
Resolute Forest Products
5.875%, 05/15/2023	100	75
Reynolds Group Issuer
9.875%, 08/15/2019	150	155
8.250%, 02/15/2021	200	207
5.750%, 10/15/2020	500	519
Rio Tinto Finance
6.500%, 07/15/2018	300	330
4.125%, 08/21/2042	100	97
3.750%, 09/20/2021	50	53
3.500%, 03/22/2022	200	208
1.625%, 08/21/2017	100	100
RPM International
5.250%, 06/01/2045	50	49
Sherwin-Williams
1.350%, 12/15/2017	100	100
Silgan Holdings
5.000%, 04/01/2020	100	102
Sonoco Products
5.750%, 11/01/2040	100	113
Southern Copper
6.750%, 04/16/2040	100	100
5.375%, 04/16/2020	200	216

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.875%, 04/23/2025	$60	$58
Standard Industries
6.000%, 10/15/2025 (A)	150	162
5.375%, 11/15/2024 (A)	250	260
Steel Dynamics
5.500%, 10/01/2024	100	102
5.125%, 10/01/2021	100	102
Teck Resources
6.250%, 07/15/2041	150	113
3.750%, 02/01/2023	250	193
TPC Group
8.750%, 12/15/2020 (A)	35	26
Tronox Finance
7.500%, 03/15/2022 (A)	138	115
6.375%, 08/15/2020	100	85
Vale
5.625%, 09/11/2042	100	79
Vale Overseas
6.875%, 11/21/2036	150	135
4.625%, 09/15/2020	50	48
4.375%, 01/11/2022	125	116
Valspar
7.250%, 06/15/2019	100	115
Vulcan Materials
7.500%, 06/15/2021	100	121
WestRock RKT
4.000%, 03/01/2023	200	205
WR Grace & Company
5.125%, 10/01/2021 (A)	100	105

		17,896

Telecommunication Services — 2.2%
Acosta
7.750%, 10/01/2022 (A)	100	93
Altice Financing
6.625%, 02/15/2023 (A)	400	396
Altice Luxembourg
7.750%, 05/15/2022 (A)	400	399
7.625%, 02/15/2025 (A)	250	242
Altice US Finance I
5.375%, 07/15/2023 (A)	250	255
America Movil
6.125%, 03/30/2040	100	120
5.000%, 03/30/2020	250	276
AT&T
6.500%, 09/01/2037	585	708
6.000%, 08/15/2040	100	115
5.800%, 02/15/2019	100	111
5.650%, 02/15/2047	50	56
5.500%, 02/01/2018	200	214
5.150%, 03/15/2042	250	263
5.000%, 03/01/2021	150	168

Adviser Managed Trust / Quarterly Report / April 30, 2016	75

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.800%, 06/15/2044	$100	$101
4.750%, 05/15/2046	235	237
4.500%, 05/15/2035	45	45
4.350%, 06/15/2045	100	94
4.125%, 02/17/2026	100	107
3.950%, 01/15/2025	100	105
3.900%, 03/11/2024	100	106
3.800%, 03/15/2022	150	159
3.600%, 02/17/2023	50	52
3.400%, 05/15/2025	350	356
3.000%, 02/15/2022	150	153
3.000%, 06/30/2022	200	204
2.800%, 02/17/2021	50	51
2.450%, 06/30/2020	200	203
1.750%, 01/15/2018	200	201
British Telecommunications
9.625%, 12/15/2030	150	241
CenturyLink
5.800%, 03/15/2022	250	247
5.625%, 04/01/2020	300	308
Cequel Communications Holdings
6.375%, 09/15/2020 (A)	200	205
5.125%, 12/15/2021 (A)	200	188
Consolidated Communications
6.500%, 10/01/2022	100	91
Deutsche Telekom International Finance
8.750%, 06/15/2030	200	303
Frontier Communications
11.000%, 09/15/2025 (A)	470	474
10.500%, 09/15/2022 (A)	410	422
8.875%, 09/15/2020 (A)	150	159
Gray Television
7.500%, 10/01/2020	100	105
Grupo Televisa
6.000%, 05/15/2018	100	108
5.000%, 05/13/2045	200	188
Inmarsat Finance
4.875%, 05/15/2022 (A)	100	95
Intelsat Jackson Holdings
5.500%, 08/01/2023	600	379
Intelsat Luxembourg
7.750%, 06/01/2021	350	116
Koninklijke
8.375%, 10/01/2030	50	67
Level 3 Financing
5.375%, 08/15/2022	250	255
5.375%, 01/15/2024 (A)	140	142
5.375%, 05/01/2025	100	102
McGraw-Hill Global Education Holdings
9.750%, 04/01/2021	100	108
MHGE Parent
8.500%, 08/01/2019 (A)	119	120

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Millicom International Cellular
6.625%, 10/15/2021 (A)	$100	$101
6.000%, 03/15/2025 (A)	200	192
Neptune Finco
6.625%, 10/15/2025 (A)	200	215
Numericable-SFR
6.000%, 05/15/2022 (A)	700	701
4.875%, 05/15/2019 (A)	350	363
Orange
9.000%, 03/01/2031	100	156
5.500%, 02/06/2044	25	31
2.750%, 02/06/2019	200	206
Outfront Media Capital
5.250%, 02/15/2022	200	206
Qwest
6.750%, 12/01/2021	100	108
Rogers Communications
6.800%, 08/15/2018	100	111
5.000%, 03/15/2044	100	112
Sable International Finance
6.875%, 08/01/2022 (A)	200	205
SBA Communications
4.875%, 07/15/2022	200	201
SBA Telecommunications
5.750%, 07/15/2020	100	103
SoftBank Group
4.500%, 04/15/2020 (A)	400	404
Sprint
7.875%, 09/15/2023	750	585
7.125%, 06/15/2024	350	263
Sprint Communications
9.000%, 11/15/2018 (A)	500	529
Telecom Italia
5.303%, 05/30/2024 (A)	200	209
Telefonica Emisiones
7.045%, 06/20/2036	100	129
5.134%, 04/27/2020	100	111
3.192%, 04/27/2018	300	309
Telesat Canada
6.000%, 05/15/2017 (A)	150	150
T-Mobile
6.625%, 04/01/2023	300	321
6.500%, 01/15/2026	300	318
6.250%, 04/01/2021	250	260
Unitymedia GmbH
6.125%, 01/15/2025 (A)	200	206
UPCB Finance IV
5.375%, 01/15/2025 (A)	200	204
UPCB Finance V
7.250%, 11/15/2021 (A)	135	142
UPCB Finance VI
6.875%, 01/15/2022 (A)	135	143

76	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Verizon Communications
6.550%, 09/15/2043	$157	$207
5.012%, 08/21/2054	379	389
4.862%, 08/21/2046	150	161
4.672%, 03/15/2055	117	113
4.522%, 09/15/2048	453	460
4.500%, 09/15/2020	500	553
4.272%, 01/15/2036	600	603
4.150%, 03/15/2024	450	488
3.650%, 09/14/2018	200	211
3.500%, 11/01/2024	500	521
2.625%, 02/21/2020	298	307
Videotron
5.375%, 06/15/2024 (A)	100	104
5.000%, 07/15/2022	100	104
Virgin Media Secured Finance
5.375%, 04/15/2021 (A)	180	188
5.250%, 01/15/2026 (A)	250	251
Vodafone Group
6.150%, 02/27/2037	200	235
2.950%, 02/19/2023	300	300
1.250%, 09/26/2017	100	100
WideOpenWest Finance
10.250%, 07/15/2019	150	150
Wind Acquisition Finance
7.375%, 04/23/2021 (A)	600	534
4.750%, 07/15/2020 (A)	200	191
Windstream Services
6.375%, 08/01/2023	150	114
WMG Acquisition
6.750%, 04/15/2022 (A)	100	99
Zayo Group
6.000%, 04/01/2023	270	277

		23,967

Utilities — 1.7%
AES
7.375%, 07/01/2021	100	115
4.875%, 05/15/2023	200	197
AGL Capital
3.500%, 09/15/2021	200	204
Alabama Power
3.750%, 03/01/2045	100	98
Ameren
2.700%, 11/15/2020	100	101
Ameren Illinois
3.250%, 03/01/2025	100	105
American Electric Power
1.650%, 12/15/2017	100	100
American Water Capital
6.593%, 10/15/2037	100	136

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AmeriGas Finance
7.000%, 05/20/2022	$200	$211
Appalachian Power
7.000%, 04/01/2038	100	131
4.450%, 06/01/2045	100	103
3.400%, 06/01/2025	100	103
Arizona Public Service
2.200%, 01/15/2020	150	152
Atmos Energy
4.125%, 10/15/2044	100	103
Berkshire Hathaway Energy
6.500%, 09/15/2037	350	473
6.125%, 04/01/2036	200	259
2.000%, 11/15/2018	200	203
Calpine
6.000%, 01/15/2022 (A)	200	211
5.750%, 01/15/2025	200	202
5.375%, 01/15/2023	200	202
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	100	111
CenterPoint Energy Resources
4.500%, 01/15/2021	100	106
Commonwealth Edison
3.700%, 03/01/2045	50	50
Connecticut Light & Power
4.150%, 06/01/2045	100	105
Consolidated Edison of New York
6.300%, 08/15/2037	100	129
5.850%, 04/01/2018	100	108
4.450%, 03/15/2044	200	220
Consumers Energy
4.350%, 08/31/2064	100	105
3.950%, 05/15/2043	50	52
2.850%, 05/15/2022	100	103
Dominion Gas Holdings
4.600%, 12/15/2044	25	25
3.600%, 12/15/2024	100	103
2.500%, 12/15/2019	50	50
Dominion Resources
5.200%, 08/15/2019	100	110
4.050%, 09/15/2042	100	96
2.750%, 09/15/2022	250	250
2.500%, 12/01/2019	100	102
DPL
7.250%, 10/15/2021	100	106
6.500%, 10/15/2016	30	31
DTE Electric
3.700%, 03/15/2045	50	51
DTE Energy
3.300%, 06/15/2022 (A)	50	52
2.400%, 12/01/2019	125	127

Adviser Managed Trust / Quarterly Report / April 30, 2016	77

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Duke Energy
3.750%, 04/15/2024	$100	$106
1.625%, 08/15/2017	250	251
Duke Energy Carolinas
4.250%, 12/15/2041	100	109
Duke Energy Florida
6.400%, 06/15/2038	450	629
Duke Energy Progress
5.300%, 01/15/2019	100	110
4.150%, 12/01/2044	50	54
Dynegy
7.625%, 11/01/2024	390	381
7.375%, 11/01/2022	240	237
6.750%, 11/01/2019	225	227
Edison International
2.950%, 03/15/2023	50	50
El Paso Electric
5.000%, 12/01/2044	50	54
Enel
8.750%, 09/24/2073 (A) (C)	150	173
Entergy
5.125%, 09/15/2020	100	110
4.000%, 07/15/2022	100	107
Entergy Arkansas
3.700%, 06/01/2024	100	107
Eversource Energy
3.150%, 01/15/2025	100	101
Exelon
5.100%, 06/15/2045 (A)	100	113
3.950%, 06/15/2025 (A)	100	107
1.550%, 06/09/2017	100	100
Exelon Generation
6.250%, 10/01/2039	300	327
6.200%, 10/01/2017	100	106
5.600%, 06/15/2042	100	100
4.250%, 06/15/2022	100	105
2.950%, 01/15/2020	100	102
Ferrellgas
6.750%, 06/15/2023 (A)	100	93
FirstEnergy
2.750%, 03/15/2018	50	50
FirstEnergy Transmission
4.350%, 01/15/2025 (A)	175	186
Florida Power & Light
5.950%, 02/01/2038	200	266
4.050%, 10/01/2044	75	82
Georgia Power
4.300%, 03/15/2042	125	135
Great Plains Energy
4.850%, 06/01/2021	155	169
Hydro-Quebec
1.375%, 06/19/2017	450	452

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Idaho Power MTN
3.650%, 03/01/2045	$25	$24
Interstate Power & Light
3.250%, 12/01/2024	100	104
Kentucky Utilities
5.125%, 11/01/2040	194	233
MidAmerican Energy
2.400%, 03/15/2019	100	103
National Fuel Gas
5.200%, 07/15/2025	100	103
NextEra Energy Capital Holdings
2.400%, 09/15/2019	150	152
2.056%, 09/01/2017	100	101
NiSource Finance
6.400%, 03/15/2018	105	114
5.650%, 02/01/2045	50	60
Northern States Power
4.125%, 05/15/2044	200	218
2.200%, 08/15/2020	100	102
NRG Energy
7.875%, 05/15/2021	350	364
6.250%, 07/15/2022	150	147
NRG Yield Operating
5.375%, 08/15/2024	200	188
NSTAR Electric
3.250%, 11/15/2025	50	52
Oglethorpe Power
4.250%, 04/01/2046	25	25
Ohio Edison
6.875%, 07/15/2036	200	246
Oklahoma Gas & Electric
4.000%, 12/15/2044	50	50
Oncor Electric Delivery
3.750%, 04/01/2045	100	95
2.950%, 04/01/2025	50	50
2.150%, 06/01/2019	100	101
ONE Gas
2.070%, 02/01/2019	100	101
Pacific Gas & Electric
8.250%, 10/15/2018	100	116
6.050%, 03/01/2034	400	531
5.800%, 03/01/2037	100	127
4.750%, 02/15/2044	50	58
4.300%, 03/15/2045	30	33
PacifiCorp
3.600%, 04/01/2024	100	107
Potomac Electric Power
6.500%, 11/15/2037	100	136
PPL Capital Funding
3.400%, 06/01/2023	100	103
PPL Electric Utilities
4.150%, 10/01/2045	100	106

78	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Progress Energy
4.400%, 01/15/2021	$100	$108
PSEG Power
8.625%, 04/15/2031	200	241
Public Service Colorado
2.900%, 05/15/2025	100	103
Public Service Electric & Gas MTN
4.150%, 11/01/2045	50	55
4.050%, 05/01/2045	50	53
San Diego Gas & Electric
6.000%, 06/01/2026	250	318
SCANA
4.125%, 02/01/2022	50	51
Sempra Energy
2.850%, 11/15/2020	100	103
2.400%, 03/15/2020	50	50
South Carolina Electric & Gas
5.100%, 06/01/2065	50	57
4.500%, 06/01/2064	100	98
Southern
2.150%, 09/01/2019	250	253
Southern California Edison
5.950%, 02/01/2038	200	262
4.650%, 10/01/2043	100	117
3.500%, 10/01/2023	100	108
Southern California Gas
1.550%, 06/15/2018	100	101
Southern Power
4.150%, 12/01/2025	100	104
2.375%, 06/01/2020	50	50
1.850%, 12/01/2017	100	101
1.500%, 06/01/2018	50	50
Southwestern Electric Power
3.900%, 04/01/2045	50	47
Suburban Propane Partners
5.500%, 06/01/2024	100	99
Talen Energy Supply
6.500%, 06/01/2025	78	69
4.625%, 07/15/2019 (A)	200	186
4.600%, 12/15/2021	100	78
TECO Finance
5.150%, 03/15/2020	100	108
TerraForm Global Operating
9.750%, 08/15/2022 (A)	100	89
TerraForm Power Operating
5.875%, 02/01/2023 (A)	191	167
Union Electric
3.650%, 04/15/2045	100	98
Virginia Electric & Power
8.875%, 11/15/2038	150	243
4.200%, 05/15/2045	25	27

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WEC Energy Group
3.550%, 06/15/2025	$100	$106
2.450%, 06/15/2020	100	102
Westar Energy
4.250%, 12/01/2045	100	107
Wisconsin Electric Power
3.100%, 06/01/2025	100	105
Xcel Energy
4.700%, 05/15/2020	125	137

		19,101

Total Corporate Obligations (Cost $335,584) ($ Thousands)		336,695

U.S. TREASURY OBLIGATIONS — 27.3%
U.S. Treasury Bonds
6.250%, 08/15/2023	2,500	3,303
5.375%, 02/15/2031	500	711
5.000%, 05/15/2037	200	290
4.750%, 02/15/2041	2,110	2,975
4.500%, 02/15/2036	5,925	8,061
4.500%, 05/15/2038	150	204
4.375%, 05/15/2040	750	1,003
4.250%, 05/15/2039	250	328
3.875%, 08/15/2040	1,225	1,524
3.625%, 02/15/2044	4,680	5,629
3.375%, 05/15/2044	3,055	3,511
3.125%, 08/15/2044	800	878
3.000%, 11/15/2044	6,025	6,448
3.000%, 11/15/2045	1,100	1,177
2.875%, 05/15/2043	3,125	3,269
2.625%, 11/15/2020	3,500	3,712
2.500%, 02/15/2045	5,500	5,314
2.500%, 02/15/2046	2,700	2,609
U.S. Treasury Notes
4.250%, 11/15/2017	6,800	7,166
3.625%, 08/15/2019	1,500	1,628
3.625%, 02/15/2020	2,250	2,462
3.625%, 02/15/2021	7,500	8,315
3.500%, 05/15/2020	4,500	4,914
3.125%, 05/15/2021	6,250	6,804
2.750%, 11/15/2023	4,500	4,858
2.750%, 02/15/2024	750	810
2.625%, 08/15/2020	1,500	1,588
2.500%, 05/15/2024	7,450	7,901
2.250%, 07/31/2021	7,000	7,320
2.250%, 11/15/2024	5,000	5,199
2.250%, 11/15/2025	4,900	5,086
2.125%, 08/31/2020	9,000	9,344
2.125%, 01/31/2021	145	151
2.125%, 05/15/2025	2,500	2,571

Adviser Managed Trust / Quarterly Report / April 30, 2016	79

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.000%, 09/30/2020	$7,000	$7,234
2.000%, 10/31/2021	2,000	2,064
2.000%, 11/15/2021	5,000	5,160
2.000%, 02/15/2025	2,850	2,903
2.000%, 08/15/2025	5,350	5,441
1.750%, 09/30/2019	8,800	9,014
1.750%, 12/31/2020	3,500	3,577
1.750%, 01/31/2023	2,000	2,021
1.750%, 05/15/2023	1,750	1,768
1.625%, 07/31/2019	15,130	15,442
1.625%, 02/15/2026	2,650	2,604
1.500%, 05/31/2019	6,650	6,761
1.500%, 05/31/2020	5,000	5,065
1.500%, 02/28/2023	750	746
1.500%, 03/31/2023	2,000	1,987
1.375%, 02/29/2020	13,000	13,122
1.375%, 05/31/2020	750	756
1.375%, 01/31/2021	2,500	2,512
1.375%, 04/30/2021	4,000	4,018
1.250%, 10/31/2018	1,500	1,514
1.250%, 11/15/2018	5,000	5,049
1.250%, 03/31/2021	5,000	4,992
1.125%, 01/15/2019	2,000	2,013
1.125%, 04/30/2020	1,000	999
1.125%, 02/28/2021	3,500	3,478
1.000%, 05/31/2018	5,000	5,020
1.000%, 09/30/2019	3,000	2,998
0.875%, 06/15/2017	4,750	4,762
0.875%, 07/15/2017	3,595	3,604
0.875%, 01/15/2018	9,750	9,772
0.875%, 03/31/2018	4,000	4,008
0.875%, 07/15/2018	2,000	2,002
0.750%, 10/31/2017	2,500	2,502
0.750%, 01/31/2018	2,000	2,000
0.750%, 02/28/2018	2,100	2,100
0.750%, 04/15/2018	4,250	4,247
0.750%, 04/30/2018	2,000	1,999
0.625%, 08/31/2017	4,000	3,997
0.625%, 11/30/2017	6,500	6,490
0.500%, 07/31/2017	8,750	8,733

Total U.S. Treasury Obligations (Cost $295,093) ($ Thousands)		301,537

MORTGAGE-BACKED SECURITIES — 22.2%

Agency Mortgage-Backed Obligations — 21.4%
FHLMC
5.500%, 10/01/2038 to 06/01/2041	2,237	2,513
5.000%, 09/01/2023 to 11/01/2041	3,407	3,756
4.500%, 08/01/2040 to 02/01/2045	4,385	4,784
4.000%, 03/01/2019 to 12/01/2045	10,743	11,546

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.500%, 10/01/2020 to 02/01/2046	$17,317	$18,185
3.000%, 09/01/2029 to 04/01/2046	12,648	13,075
2.500%, 10/01/2029 to 01/01/2031	1,365	1,405
FHLMC Multifamily Structured Pass-Through Certificates, Ser K005, Cl A2
4.317%, 11/25/2019	755	822
FHLMC Multifamily Structured Pass-Through Certificates, Ser K007, Cl A2
4.224%, 03/25/2020	760	831
FHLMC Multifamily Structured Pass-Through Certificates, Ser K038, Cl A2
3.389%, 03/25/2024	750	814
FHLMC Multifamily Structured Pass-Through Certificates, Ser K703, Cl A2
2.699%, 05/25/2018	100	102
FHLMC TBA
3.500%, 05/01/2041	1,025	1,074
3.000%, 05/15/2043	1,725	1,767
2.500%, 05/01/2027	3,725	3,830
FNMA
6.000%, 07/01/2036 to 10/01/2039	1,387	1,583
5.500%, 01/01/2035 to 09/01/2041	3,780	4,263
5.000%, 07/01/2040 to 05/01/2042	4,291	4,764
4.500%, 04/01/2019 to 06/01/2044	7,557	8,246
4.000%, 09/01/2018 to 12/01/2045	13,292	14,165
3.500%, 01/01/2027 to 02/01/2046	28,833	30,282
3.000%, 08/01/2029 to 12/01/2045	25,247	26,087
2.500%, 07/01/2028 to 03/01/2043	6,457	6,639
FNMA TBA
4.000%, 05/01/2039	6,475	6,917
3.500%, 05/15/2045	1,000	1,048
3.000%, 05/25/2026 to 05/25/2026	2,000	2,070
2.500%, 05/01/2017	950	976
FNMA, Ser 2012-M2, Cl A2
2.717%, 02/25/2022	500	518
FNMA, Ser 2014-M11, Cl 2A
3.418%, 08/25/2026 (C)	997	1,066
FNMA, Ser 2015-M1, Cl A2
2.532%, 09/25/2024	350	354
GNMA
6.500%, 11/15/2038	118	145
5.500%, 01/15/2033 to 10/20/2043	1,828	2,039
5.000%, 10/15/2033 to 10/20/2044	2,958	3,266
4.500%, 04/15/2040 to 06/20/2045	6,057	6,570
4.000%, 04/15/2040 to 10/20/2045	11,466	12,274
3.500%, 06/20/2042 to 03/20/2046	17,114	18,109
3.000%, 05/15/2042 to 08/20/2045	11,537	11,967
GNMA TBA
4.000%, 05/01/2042	1,150	1,231
3.500%, 05/15/2041	5,625	5,941

80	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.000%, 05/01/2043	$1,500	$1,553

		236,577

Non-Agency Mortgage-Backed Obligations — 0.8%
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/2050 (C)	217	226
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A4
3.024%, 09/10/2045	250	261
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl A5
3.855%, 05/10/2047	265	288
Comm Mortgage Trust, Ser 2013-CR13, Cl A2
3.039%, 12/10/2018	500	515
Comm Mortgage Trust, Ser 2013-CR6, Cl A2
2.122%, 03/10/2046	500	504
Comm Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	270	294
Comm Mortgage Trust, Ser 2014-UBS3, Cl A3
3.546%, 06/10/2047	700	743
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.298%, 12/10/2049 (C)	313	327
GS Mortgage Securities II, Ser 2014-GC20, Cl A5
3.998%, 04/10/2047	265	290
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/2047	500	539
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl A2
1.797%, 10/15/2045	925	928
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/2040 (C)	274	280
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	254	263
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A3
3.592%, 06/15/2047	1,000	1,059
Morgan Stanley Capital I, Ser 2007-IQ16, Cl A4
5.809%, 12/12/2049	198	206
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	305	319

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C33, Cl A4
6.147%, 02/15/2051 (C)	$702	$723
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl A2
3.431%, 06/15/2045	500	533
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl A5
4.101%, 03/15/2047	250	276
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl A4
3.488%, 09/15/2057	300	318

		8,892

Total Mortgage-Backed Securities (Cost $242,686) ($ Thousands)		245,469

SOVEREIGN DEBT — 15.9%
Angolan Government International Bond
9.500%, 11/12/2025 (A)	300	294
Argentine Republic Government International Bond
7.625%, 04/22/2046 (A)	750	738
7.500%, 04/22/2026 (A)	750	761
7.500%, 04/22/2026 (A)	500	507
6.875%, 04/22/2021 (A)	1,000	1,030
6.250%, 04/22/2019 (A)	500	519
Armenia Government International Bond
7.150%, 03/26/2025	200	199
Azerbaijan Government International Bond
4.750%, 03/18/2024 (A)	200	194
Bahrain Government International Bond
7.000%, 01/26/2026 (A)	200	200
6.125%, 07/05/2022 (A)	400	401
6.125%, 08/01/2023 (A)	200	198
6.000%, 09/19/2044 (A)	200	160
5.875%, 01/26/2021 (A)	200	203
5.500%, 03/31/2020 (A)	300	306
Belarus Government International Bond
8.950%, 01/26/2018	200	210
Bolivian Government International Bond
5.950%, 08/22/2023	200	228

Adviser Managed Trust / Quarterly Report / April 30, 2016	81

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
Brazilian Government International Bond
8.250%, 01/20/2034		650	$749
7.125%, 01/20/2037		100	103
6.000%, 04/07/2026		200	206
5.875%, 01/15/2019		500	544
5.625%, 01/07/2041		650	570
5.000%, 01/27/2045		650	525
4.875%, 01/22/2021		600	611
4.250%, 01/07/2025		1,750	1,628
2.625%, 01/05/2023		950	824
Bundesobligation
0.250%, 10/16/2020	EUR	230	270
0.000%, 04/17/2020		175	204
Bundesrepublik Deutschland
4.750%, 07/04/2034		521	1,001
2.500%, 07/04/2044		270	423
0.500%, 02/15/2025		955	1,127
Cameroon Government International Bond
9.500%, 11/19/2025 (A)		200	196
Canadian Government International Bond
3.500%, 12/01/2045	CAD	110	115
2.250%, 06/01/2025		744	636
1.750%, 09/01/2019		778	642
1.625%, 02/27/2019		100	102
1.125%, 03/19/2018		200	201
Chile Government International Bond
3.875%, 08/05/2020		150	163
3.625%, 10/30/2042		150	147
3.125%, 01/21/2026		810	834
Colombia Government International Bond
7.375%, 03/18/2019		950	1,081
7.375%, 09/18/2037		325	392
6.125%, 01/18/2041		700	751
5.625%, 02/26/2044		500	510
5.000%, 06/15/2045		600	571
4.500%, 01/28/2026		500	511
4.375%, 07/12/2021		400	418
4.000%, 02/26/2024		800	804
2.625%, 03/15/2023		300	280
Costa Rica Government International Bond
7.158%, 03/12/2045		200	186
7.000%, 04/04/2044 (A)		200	186
4.375%, 04/30/2025 (A)		200	178
4.250%, 01/26/2023 (A)		200	185
Croatia Government International Bond
6.750%, 11/05/2019		400	439
6.625%, 07/14/2020 (A)		100	110
6.375%, 03/24/2021		350	383
6.000%, 01/26/2024		200	219
6.000%, 01/26/2024		250	273
5.500%, 04/04/2023		250	265

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
Dominican Republic International Bond
7.500%, 05/06/2021		200	$219
7.450%, 04/30/2044		350	371
6.875%, 01/29/2026 (A)		150	161
6.850%, 01/27/2045		400	400
6.600%, 01/28/2024		300	321
5.875%, 04/18/2024		200	206
5.500%, 01/27/2025		300	300
Ecuador Government International Bond
10.500%, 03/24/2020		400	378
7.950%, 06/20/2024		400	347
Egypt Government International Bond
6.875%, 04/30/2040		100	86
5.875%, 06/11/2025		300	269
5.750%, 04/29/2020		300	302
El Salvador Government International Bond
7.750%, 01/24/2023		150	151
7.650%, 06/15/2035		60	54
7.625%, 02/01/2041 (A)		300	264
7.375%, 12/01/2019		250	250
6.375%, 01/18/2027		300	264
5.875%, 01/30/2025		125	111
Ethiopia Government International Bond
6.625%, 12/11/2024		200	182
Export Development Canada
1.625%, 12/03/2019		300	304
1.000%, 11/01/2018		100	100
Export-Import Bank of Korea
2.875%, 01/21/2025		200	204
2.250%, 01/21/2020		200	202
France Government Bond OAT
3.750%, 04/25/2021	EUR	700	956
France Government International Bond
4.250%, 10/25/2023		858	1,278
3.250%, 10/25/2021		600	811
3.250%, 05/25/2045		320	502
2.500%, 05/25/2030		1,130	1,541
French Treasury Note
1.000%, 07/25/2017		185	216
Gabon Government International Bond
6.950%, 06/16/2025		200	175
6.375%, 12/12/2024		200	175
Georgia Government International Bond
6.875%, 04/12/2021 (A)		200	220
Ghana Government International Bond
10.750%, 10/14/2030		300	295
8.500%, 10/04/2017		200	200
8.125%, 01/18/2026		200	158
Guatemala Government Bond
5.750%, 06/06/2022 (A)		200	219
Guatemala Government International Bond
4.875%, 02/13/2028		200	205

82	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
Honduras Government International Bond
7.500%, 03/15/2024		200	$212
Hungary Government International Bond
7.625%, 03/29/2041		250	353
6.375%, 03/29/2021		550	626
6.250%, 01/29/2020		350	390
5.750%, 11/22/2023		400	452
5.375%, 02/21/2023		400	441
5.375%, 03/25/2024		500	556
4.000%, 03/25/2019		500	519
Indonesia Government International Bond
11.625%, 03/04/2019		300	376
8.500%, 10/12/2035		300	417
7.750%, 01/17/2038		400	524
6.875%, 01/17/2018		300	325
6.750%, 01/15/2044 (A)		275	337
6.625%, 02/17/2037		400	473
5.950%, 01/08/2046 (A)		400	449
5.875%, 03/13/2020		900	1,003
5.875%, 01/15/2024 (A)		500	569
5.375%, 10/17/2023 (A)		200	222
5.250%, 01/17/2042 (A)		300	307
5.125%, 01/15/2045 (A)		400	406
4.875%, 05/05/2021 (A)		450	488
4.750%, 01/08/2026 (A)		400	425
4.625%, 04/15/2043 (A)		400	388
4.125%, 01/15/2025 (A)		600	612
3.750%, 04/25/2022 (A)		200	205
3.375%, 04/15/2023 (A)		200	198
Iraq Government International Bond
5.800%, 01/15/2028 (A)		500	355
Israel Government International Bond
4.500%, 01/30/2043		200	215
4.000%, 06/30/2022		200	220
Italy Buoni Poliennali Del Tesoro
5.000%, 08/01/2034	EUR	330	536
4.750%, 09/01/2028 (A)		654	991
4.000%, 09/01/2020		310	411
3.750%, 05/01/2021		307	407
3.500%, 06/01/2018		452	555
3.250%, 09/01/2046 (A)		190	247
2.150%, 12/15/2021		643	797
2.000%, 12/01/2025		450	539
1.150%, 05/15/2017		2,079	2,411
1.050%, 12/01/2019		422	498
0.650%, 11/01/2020		470	544
Italy Government International Bond MTN
6.875%, 09/27/2023		100	125
5.375%, 06/15/2033		150	175

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
Ivory Coast Government International Bond
6.375%, 03/03/2028		200	$190
5.750%, 12/31/2032		500	455
5.375%, 07/23/2024		200	186
Jamaica Government International Bond
7.875%, 07/28/2045		200	208
7.625%, 07/09/2025		200	221
6.750%, 04/28/2028		300	307
Japan Bank for International Cooperation
2.125%, 02/10/2025		200	197
1.750%, 11/13/2018		550	552
Japan Government Five Year Bond
0.200%, 06/20/2017	JPY	126,650	1,190
0.200%, 12/20/2017		246,000	2,316
0.200%, 12/20/2018		292,550	2,766
0.100%, 03/20/2018		86,000	809
0.100%, 06/20/2019		63,500	600
0.100%, 06/20/2020		115,500	1,093
0.100%, 09/20/2020		209,300	1,982
Japan Government Ten Year Bond
0.700%, 12/20/2022		136,400	1,351
0.600%, 03/20/2023		117,100	1,154
0.500%, 09/20/2024		339,450	3,346
0.400%, 09/20/2025		60,000	587
Japan Government Thirty Year Bond
2.500%, 03/20/2036		163,500	2,180
1.700%, 09/20/2044		242,650	3,094
Japan Government Twenty Year Bond
2.100%, 03/20/2030		231,500	2,773
1.600%, 03/20/2033		130,250	1,507
1.500%, 03/20/2033		140,600	1,605
Jordan Government International Bond
6.125%, 01/29/2026 (A)		200	211
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045 (A)		450	491
5.125%, 07/21/2025 (A)		550	582
4.875%, 10/14/2044 (A)		200	181
3.875%, 10/14/2024 (A)		200	195
Kenya Government International Bond
6.875%, 06/24/2024		400	376
5.875%, 06/24/2019		200	199
Korea Government International Bond
3.875%, 09/11/2023		200	223

Adviser Managed Trust / Quarterly Report / April 30, 2016	83

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lebanon Government International Bond MTN
8.250%, 04/12/2021	$400	$437
6.650%, 11/03/2028	250	245
6.650%, 02/26/2030	350	342
6.600%, 11/27/2026	1,000	986
6.375%, 03/09/2020	200	203
6.100%, 10/04/2022	300	298
6.000%, 01/27/2023	50	49
5.800%, 04/14/2020	550	546
5.450%, 11/28/2019	1,100	1,086
5.150%, 11/12/2018	100	100
Malaysia Sukuk Global
4.080%, 04/27/2046 (A)	250	250
Mexico Government International Bond MTN
6.750%, 09/27/2034	925	1,202
6.050%, 01/11/2040	700	830
5.950%, 03/19/2019	250	279
5.750%, 10/12/2110	650	670
5.550%, 01/21/2045	650	731
5.125%, 01/15/2020	950	1,045
4.750%, 03/08/2044	900	909
4.600%, 01/23/2046	1,000	989
4.125%, 01/21/2026	700	735
4.000%, 10/02/2023	850	890
3.625%, 03/15/2022	600	620
3.600%, 01/30/2025	1,100	1,118
3.500%, 01/21/2021	700	725
Mongolia Government International Bond MTN
5.125%, 12/05/2022	200	158
4.125%, 01/05/2018	200	186
Morocco Government International Bond
5.500%, 12/11/2042 (A)	200	211
4.250%, 12/11/2022 (A)	200	207
Namibia Government International Bond
5.500%, 11/03/2021 (A)	200	210
Nigeria Government International Bond
6.375%, 07/12/2023	200	187
5.125%, 07/12/2018	200	198
Pakistan Government International Bond
8.250%, 04/15/2024	200	211
7.250%, 04/15/2019	250	262
6.875%, 06/01/2017	200	207
Panama Government International Bond
6.700%, 01/26/2036	600	768
5.200%, 01/30/2020	450	496
4.300%, 04/29/2053	200	192
4.000%, 09/22/2024	650	684
3.875%, 03/17/2028	200	205
3.750%, 03/16/2025	900	927

Description	Face Amount($ Thousands)	Market Value ($ Thousands)
Paraguay Government International Bond
6.100%, 08/11/2044	$200	$204
4.625%, 01/25/2023 (A)	200	205
Peruvian Government International Bond
8.750%, 11/21/2033	250	379
7.350%, 07/21/2025	850	1,138
7.125%, 03/30/2019	300	344
6.550%, 03/14/2037	500	641
5.625%, 11/18/2050	550	637
4.125%, 08/25/2027	200	214
Philippine Government International Bond
9.875%, 01/15/2019	150	184
8.375%, 06/17/2019	300	363
7.750%, 01/14/2031	650	1,003
6.500%, 01/20/2020	100	118
6.375%, 01/15/2032	100	140
6.375%, 10/23/2034	1,000	1,422
5.500%, 03/30/2026	850	1,064
5.000%, 01/13/2037	400	505
4.200%, 01/21/2024	850	964
4.000%, 01/15/2021	450	494
3.950%, 01/20/2040	600	663
3.700%, 03/01/2041	600	640
Poland Government International Bond
6.375%, 07/15/2019	850	968
5.125%, 04/21/2021	550	616
5.000%, 03/23/2022	675	755
4.000%, 01/22/2024	700	748
3.250%, 04/06/2026	450	449
3.000%, 03/17/2023	400	403
Province of British Columbia Canada
2.000%, 10/23/2022	225	226
Province of Manitoba Canada
3.050%, 05/14/2024	100	106
1.125%, 06/01/2018	100	100
Province of Ontario Canada
4.400%, 04/14/2020	200	221
3.200%, 05/16/2024	400	427
2.500%, 09/10/2021	200	207
2.500%, 04/27/2026	200	200
2.000%, 01/30/2019	100	101
Province of Quebec Canada
7.500%, 09/15/2029	300	445
3.500%, 07/29/2020	250	269
Qatar Government International Bond
9.750%, 06/15/2030 (A)	200	327
6.550%, 04/09/2019 (A)	200	228
6.400%, 01/20/2040 (A)	300	400
5.750%, 01/20/2042 (A)	200	248
5.250%, 01/20/2020 (A)	450	499
4.500%, 01/20/2022 (A)	550	609

84	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount($ Thousands)	Market Value ($ Thousands)
Romanian Government International Bond MTN
6.750%, 02/07/2022 (A)	$500	$592
6.125%, 01/22/2044 (A)	200	245
4.875%, 01/22/2024 (A)	250	273
4.375%, 08/22/2023 (A)	300	319
Russian Foreign Bond - Eurobond
12.750%, 06/24/2028 (A)	475	816
11.000%, 07/24/2018 (A)	550	646
7.500%, 03/31/2030	2,656	3,237
5.875%, 09/16/2043 (A)	200	216
5.625%, 04/04/2042 (A)	800	841
5.000%, 04/29/2020	700	740
4.875%, 09/16/2023 (A)	800	852
4.500%, 04/04/2022 (A)	400	417
3.500%, 01/16/2019 (A)	400	404
Senegal Government International Bond
6.250%, 07/30/2024	200	188
Serbia Government International Bond
7.250%, 09/28/2021	250	283
5.875%, 12/03/2018	200	211
5.250%, 11/21/2017	200	206
4.875%, 02/25/2020	200	205
4.875%, 02/25/2020	200	205
South Africa Government International Bond
6.875%, 05/27/2019	250	275
6.250%, 03/08/2041	100	109
5.875%, 05/30/2022	200	219
5.875%, 09/16/2025	500	540
5.500%, 03/09/2020	800	851
5.375%, 07/24/2044	400	394
4.665%, 01/17/2024	500	502
Sri Lanka Government International Bond
6.850%, 11/03/2025 (A)	200	197
6.250%, 10/04/2020 (A)	400	408
6.250%, 07/27/2021 (A)	200	201
6.125%, 06/03/2025	200	188
6.000%, 01/14/2019	200	205
5.875%, 07/25/2022 (A)	200	193
Svensk Exportkredit MTN
1.875%, 06/23/2020	200	202
1.250%, 04/12/2019	250	250

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
Turkey Government International Bond
7.500%, 07/14/2017		600	$640
7.500%, 11/07/2019		450	515
7.375%, 02/05/2025		850	1,031
7.000%, 03/11/2019		200	222
7.000%, 06/05/2020		350	398
6.875%, 03/17/2036		1,150	1,370
6.750%, 04/03/2018		550	593
6.750%, 05/30/2040		500	594
6.625%, 02/17/2045		450	532
6.250%, 09/26/2022		700	785
6.000%, 01/14/2041		800	869
5.750%, 03/22/2024		1,200	1,317
5.625%, 03/30/2021		900	976
4.875%, 10/09/2026		200	206
4.875%, 04/16/2043		825	773
4.250%, 04/14/2026		800	794
3.250%, 03/23/2023		200	191
Ukraine Government AID Bond
1.847%, 05/29/2020		263	267
Ukraine Government International Bond
7.750%, 09/01/2019 (A)		500	483
7.750%, 09/01/2020 (A)		500	479
7.750%, 09/01/2021 (A)		200	191
7.750%, 09/01/2025 (A)		500	470
7.750%, 09/01/2026 (A)		500	465
7.750%, 09/01/2027 (A)		400	372
United Kingdom Gilt
4.750%, 12/07/2038	GBP	220	459
4.500%, 09/07/2034		128	252
4.250%, 06/07/2032		448	847
4.250%, 12/07/2040		318	630
3.750%, 07/22/2052		640	1,274
2.250%, 09/07/2023		840	1,307
2.000%, 07/22/2020		1,036	1,587
2.000%, 09/07/2025		165	250
1.250%, 07/22/2018		302	449
Uruguay Government International Bond
7.625%, 03/21/2036		400	519
5.100%, 06/18/2050		925	867
4.500%, 08/14/2024		600	637
4.375%, 10/27/2027		450	463

Adviser Managed Trust / Quarterly Report / April 30, 2016	85

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount($ Thousands)	Market Value ($ Thousands)
Venezuela Government International Bond
12.750%, 08/23/2022	$900	$417
11.950%, 08/05/2031	1,000	425
11.750%, 10/21/2026	1,250	530
9.375%, 01/13/2034	650	250
9.250%, 09/15/2027	500	213
9.250%, 05/07/2028	200	77
9.000%, 05/07/2023	600	229
8.250%, 10/13/2024	100	37
7.750%, 10/13/2019	250	100
7.650%, 04/21/2025	500	182
7.000%, 03/31/2038	500	179
Vietnam Government International Bond
6.750%, 01/29/2020	250	278
4.800%, 11/19/2024	200	205
Zambia Government International Bond
8.970%, 07/30/2027	200	165
8.500%, 04/14/2024	200	165
5.375%, 09/20/2022	200	149

Total Sovereign Debt (Cost $171,266) ($ Thousands)		175,307

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%
FFCB
1.620%, 04/20/2021	250	250
1.100%, 06/01/2018	250	251
0.730%, 10/13/2017	500	500
FHLB
5.500%, 07/15/2036	225	309
1.625%, 06/14/2019	1,250	1,272
1.125%, 04/25/2018	2,250	2,265
1.000%, 12/19/2017	500	501
FHLMC
6.750%, 03/15/2031	500	749
2.375%, 01/13/2022	375	392
1.375%, 05/01/2020	1,200	1,207
1.350%, 02/26/2019	250	250
1.050%, 02/26/2018	250	250
1.000%, 06/29/2017 to 07/28/2017	2,000	2,006
0.875%, 03/07/2018	700	701
FHLMC MTN
6.250%, 07/15/2032	300	437
FNMA
6.625%, 11/15/2030	475	701
2.625%, 09/06/2024	600	631
2.125%, 04/24/2026	205	205
1.875%, 02/19/2019 to 12/28/2020	1,250	1,279
1.750%, 09/12/2019	750	766
1.625%, 01/21/2020	375	382

Description	Face Amount($ Thousands)	Market Value ($ Thousands)
1.500%, 06/22/2020	$300	$303
1.125%, 10/19/2018	500	503
1.000%, 09/27/2017 to 02/26/2019	1,800	1,802
0.875%, 12/20/2017 to 02/08/2018	1,500	1,501
Tennessee Valley Authority
5.250%, 09/15/2039	275	352
3.500%, 12/15/2042	125	125
2.875%, 09/15/2024	500	528

Total U.S. Government Agency Obligations (Cost $20,154) ($ Thousands)		20,418

MUNICIPAL BONDS — 0.6%

California — 0.2%
Bay Area, Toll Authority, RB
6.263%, 04/01/2049	200	291
California Earthquake Authority, RB
2.805%, 07/01/2019	100	102
California State, East Bay Municipal Utility District, Water System Revenue, RB
5.874%, 06/01/2040	200	265
California State, GO
7.550%, 04/01/2039	350	543
7.600%, 11/01/2040	175	276
Los Angeles, Unified School District, GO
5.750%, 07/01/2034	200	254
University of California, Ser AJ, RB
4.601%, 05/15/2031	250	282
University of California, Ser AQ, RB
4.767%, 05/15/2115	250	252

		2,265

Connecticut — 0.0%
Connecticut State, Ser A, GO
5.850%, 03/15/2032	200	247

Georgia — 0.0%
Georgia State, Municipal Electric Authority, RB
6.655%, 04/01/2057	100	126
6.637%, 04/01/2057	200	254

		380

Illinois — 0.1%
Chicago, GO
7.781%, 01/01/2035	250	263

86	Adviser Managed Trust / Quarterly Report / April 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

April 30, 2016

Description	Face Amount($ Thousands)	Market Value ($ Thousands)
Illinois State, GO
4.350%, 06/01/2018	$100	$102
4.950%, 06/01/2023	100	106
5.100%, 06/01/2033	400	386

		857

New Jersey — 0.1%
New Jersey State, Turnpike Authority, RB
7.414%, 01/01/2040	225	342
7.102%, 01/01/2041	350	516

		858

New York — 0.1%
New York & New Jersey, Port Authority, RB Callable 06/01/25 @ 100
4.823%, 06/01/2045	50	53
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	200	218
New York City Water & Sewer System, RB
5.750%, 06/15/2041	100	132
New York City, GO Callable 12/01/20 @ 100
6.646%, 12/01/2031	200	234
New York State Dormitory Authority, RB
5.500%, 03/15/2030	100	124
5.289%, 03/15/2033	100	121
New York State, Metropolitan Transportation Authority, RB
6.814%, 11/15/2040	250	350

		1,232

Ohio — 0.0%
American Municipal Power, Ser B, RB
8.084%, 02/15/2050	100	155
Ohio State University, Ser A, RB
4.048%, 12/01/2056	100	106

		261

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Ser B, RB Callable 04/01/26 @ 100
4.053%, 07/01/2026	100	107

Texas — 0.1%
City of Houston Texas, Ser A, GO
6.290%, 03/01/2032	90	112
Texas State, Build America Bonds, GO
5.517%, 04/01/2039	200	267
Texas State, Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	200	243

Description	Face Amount($ Thousands)	Market Value ($ Thousands)
University of Texas, Ser A, RB
3.852%, 08/15/2046	$50	$54

		676

Total Municipal Bonds (Cost $6,600) ($ Thousands)		6,883

ASSET-BACKED SECURITIES — 0.5%
BA Credit Card Trust, Ser 2015-A2, Cl A
1.360%, 09/15/2020	150	150
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A3
1.940%, 01/21/2020	500	501
Capital One Multi-Asset Execution Trust, Ser 2015-A1, Cl A1
1.390%, 01/15/2021	500	502
Chase Issuance Trust, Ser 2012-A7, Cl A7
2.160%, 09/16/2024	300	299
Citibank Credit Card Issuance Trust, Ser 2008-A1, Cl A1
5.350%, 02/07/2020	188	202
Citibank Credit Card Issuance Trust, Ser 2014-A5, Cl A5
2.680%, 06/07/2023	200	208
Discover Card Execution Note Trust, Ser 2007-A1, Cl A1
5.650%, 03/16/2020	200	212
Discover Card Execution Note Trust, Ser 2014-A4, Cl A4
2.120%, 12/15/2021	200	203
GS Mortgage Securities Trust 2015-GC34, Ser GC34, Cl A4
3.506%, 10/10/2048	500	528
Mercedes-Benz Auto Receivables Trust 2015-1, Ser 2015-1, Cl A3
1.340%, 12/16/2019	500	502
Synchrony Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	300	299
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A3
3.290%, 05/15/2048	650	677
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	155	155
World Omni Auto Receivables Trust, Ser 2013-B, Cl A4
1.320%, 01/15/2020	750	751

Total Asset-Backed Securities (Cost $5,169) ($ Thousands)		5,189

Adviser Managed Trust / Quarterly Report / April 30, 2016	87

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Concluded)

April 30, 2016

Description	Market Value ($ Thousands)
Total Investments — 98.8% (Cost $1,076,552) ($ Thousands) @	$1,091,498

A list of the open forward foreign currency contracts held by the Fund at April 30, 2016, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Depreciation ($ Thousands)
05/02/16-06/02/16	CAD	3,527	USD	2,774	$(42)
05/02/16-06/02/16	EUR	30,332	USD	34,636	(119)
05/02/16-06/02/16	JPY	6,028,471	USD	54,970	(1,401)
05/03/16-06/02/16	GBP	9,655	USD	13,996	(147)

					$(1,709)

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
Brown Brothers Harriman	$(108,085)	$106,376	$(1,709)

For the period ended April 30, 2016, the total amount of all open forward foreign currency contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,104,294 ($ Thousands).

‡	Real Estate Investment Trust.
(1)	In U.S. Dollars unless otherwise indicated.

(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(B)	Security is in default on interest payment.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2016.

AID — Agency for International Development

CAD — Canadian Dollar

Cl — Class

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

GO — General Obligation

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced
As of April 30, 2016, all of the Fund’s investments and other financial instruments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

@ At April 30, 2016 the tax basis cost of the Fund’s investments was $1,076,552 ($ Thousands), and the unrealized appreciation and depreciation were $24,840 ($ Thousands) and $(9,894) ($ Thousands), respectively.

For the period ended April 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended April 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

88	Adviser Managed Trust / Quarterly Report / April 30, 2016

Item 2.	Controls and Procedures

a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “1940 Act”)) are effective , based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and each principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: June 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: June 29, 2016

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu, Controller & CFO

Date: June 29, 2016